UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-06322

Exact name of registrant as specified in charter:	Delaware Pooled® Trust

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2009

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware Pooled® Trust – The Core Focus Fixed Income Portfolio

January 31, 2009

	Principal
	Amount	Value
	(U.S.$)	(U.S.$)
Agency Asset-Backed Security – 0.06%
Fannie Mae Grantor Trust Series 2003-T4 2A5 5.407% 9/26/33	$23,580	$17,667
Total Agency Asset-Backed Security (cost $23,352)		17,667

Agency Collateralized Mortgage Obligations – 4.37%
•Fannie Mae ACES Series 2006-M2 A2F 5.259% 5/25/20	230,000	237,192
•Fannie Mae Grantor Trust Series 2001-T5 A2 7.00% 2/19/30	95,880	101,424
Fannie Mae REMICS
Series 2002-90 A1 6.50% 6/25/42	2,804	2,928
Series 2005-110 MB 5.50% 9/25/35	124,091	126,998
Freddie Mac REMICS
Series 2890 PC 5.00% 7/15/30	115,000	118,454
Series 3063 PC 5.00% 2/15/29	145,000	149,389
Series 3113 QA 5.00% 11/15/25	119,568	121,878
Series 3123 HT 5.00% 3/15/26	95,000	93,275
Series 3173 PE 6.00% 4/15/35	90,000	94,154
Series 3337 PB 5.50% 7/15/30	115,000	119,243
Series 3416 GK 4.00% 7/15/22	69,879	70,128
wFreddie Mac Structured Pass Through Securities Series T-54 2A 6.50% 2/25/43	3,692	3,772
GNMA
Series 2002-28 B 5.779% 7/16/24	21,082	21,541
•Series 2003-78 B 5.11% 10/16/27	85,000	87,543
Total Agency Collateralized Mortgage Obligations (cost $1,302,407)		1,347,919

Agency Mortgage-Backed Securities – 32.36%
Fannie Mae 5.76% 5/1/09	256	256
•Fannie Mae ARM
5.131% 11/1/35	45,423	46,681
5.165% 3/1/38	113,195	115,802
5.396% 4/1/36	59,641	61,465
Fannie Mae Relocation 30 yr 5.00% 2/1/36	173,800	177,828
Fannie Mae S.F. 15 yr
4.50% 8/1/19	11,539	11,744
4.50% 6/1/23	333,518	338,626
5.00% 10/1/18	15,017	15,452
5.00% 2/1/19	24,275	24,933
5.00% 1/1/20	15,108	15,494
5.00% 6/1/20	2,729	2,799
5.00% 2/1/21	7,137	7,316
5.00% 5/1/21	181,397	186,311
5.50% 4/1/21	13,612	14,047
5.50% 1/1/23	140,997	145,491
5.50% 4/1/23	340,164	351,008
6.00% 8/1/22	388,580	404,682
7.00% 11/1/14	2,935	3,058
Fannie Mae S.F. 30 yr
5.00% 3/1/34	49,316	50,338
5.00% 5/1/34	16,647	16,971
5.00% 1/1/35	25,940	26,445
5.00% 5/1/35	124,215	126,517
5.00% 1/1/36	356,256	363,192
5.00% 3/1/36	100,607	102,393

5.00% 4/1/36	75,224	76,559
*5.00% 12/1/36	322,826	328,809
5.00% 12/1/37	48,044	48,895
5.00% 1/1/38	81,026	82,460
5.00% 2/1/38	37,191	37,849
5.50% 2/1/35	96,013	98,531
5.50% 5/1/35	87,298	89,505
5.50% 12/1/35	160,041	164,089
5.50% 3/1/36	91,679	93,926
5.50% 4/1/36	240,057	245,941
5.50% 5/1/36	78,932	80,867
5.50% 9/1/36	91,915	94,326
5.50% 4/1/38	344,506	352,930
6.00% 9/1/34	2,429	2,511
6.00% 11/1/34	16,108	16,656
6.00% 10/1/35	26,460	27,328
6.00% 4/1/36	72,451	74,759
6.00% 12/1/36	403,561	416,416
6.00% 8/1/38	379,624	391,636
6.50% 6/1/29	13,582	14,274
6.50% 1/1/34	11,519	12,070
6.50% 4/1/36	39,487	41,191
6.50% 6/1/36	77,573	80,919
*6.50% 9/1/36	420,773	438,924
6.50% 10/1/36	70,204	73,233
6.50% 3/1/37	61,713	64,375
6.50% 7/1/37	138,414	144,368
6.50% 8/1/37	108,937	113,619
6.50% 11/1/37	253,797	264,705
6.50% 12/1/37	80,799	84,272
7.00% 12/1/34	5,469	5,762
7.00% 12/1/35	4,004	4,215
7.00% 12/1/37	132,913	139,739
7.50% 6/1/31	4,225	4,492
7.50% 4/1/32	2,735	2,906
7.50% 5/1/33	7,713	8,197
7.50% 6/1/34	6,136	6,498
Fannie Mae S.F 30 yr TBA
4.00% 2/1/39	305,000	302,498
4.50% 2/1/39	960,000	966,299
•Freddie Mac ARM
5.491% 4/1/34	3,622	3,693
5.672% 7/1/36	79,031	81,362
5.819% 10/1/36	117,449	120,836
Freddie Mac S.F. 15 yr 5.00% 12/1/22	310,448	318,034
Freddie Mac S.F. 30 yr
5.00% 3/1/34	44,332	45,140
5.00% 11/1/35	332,003	337,741
5.00% 2/1/36	22,197	22,581
5.50% 11/1/33	37,242	38,250
5.50% 1/1/35	314,285	322,394
5.50% 8/1/38	338,027	346,148
6.00% 6/1/37	214,633	221,714
7.00% 11/1/33	3,326	3,524
GNMA S.F. 30 yr 7.50% 1/15/32	6,357	6,776
Total Agency Mortgage-Backed Securities (cost $9,728,929)		9,973,591

Agency Obligations – 6.44%
Fannie Mae
*4.75% 11/19/12	470,000	513,426
*4.875% 5/18/12	120,000	129,745
^6.081% 10/9/19	210,000	107,369

Federal Home Loan Bank
*3.625% 10/18/13	70,000	73,013
*5.125% 8/14/13	835,000	927,667
^Financing Corporation Interest Strip CPN13 5.345% 12/27/13	170,000	145,125
Tennessee Valley Authority 4.875% 1/15/48	90,000	89,159
Total Agency Obligations (cost $1,886,132)		1,985,504

Commercial Mortgage-Backed Securities – 4.78%
#American Tower Trust 144A
Series 2007-1A 5.957% 4/15/37	25,000	18,875
Series 2007-1A AFX 5.42% 4/15/37	120,000	97,200
•Bank of America Commercial Mortgage
Series 2005-6 AM 5.180% 9/10/47	50,000	29,574
Series 2007-3 A4 5.658% 6/10/49	70,000	42,777
•Bear Stearns Commercial Mortgage Securities
Series 2006-PW12 A4 5.718% 9/11/38	40,000	32,986
Series 2007-T28 A4 5.742% 9/11/42	260,000	189,223
#w•Commercial Mortgage Pass Through Certificates Series 2001-J1A A2 144A 6.457% 2/14/34	21,649	21,547
•Credit Suisse Mortgage Capital Certificates Series 2006-C1 AAB 5.552% 2/15/39	30,000	24,366
#Crown Castle Towers 144A
•Series 2005-1A AFL 0.710% 6/15/35	110,000	101,200
Series 2005-1A C 5.074% 6/15/35	25,000	22,500
Series 2006-1A B 5.362% 11/15/36	55,000	46,475
•DLJ Commercial Mortgage Series 1999-CG3 A3 7.73% 10/10/32	40,000	40,267
•First Union National Bank-Bank of America Commercial Mortgage Trust
Series 2001-C1 C 6.403% 3/15/33	30,000	29,733
General Electric Capital Commercial Mortgage Series 2002-1A A3 6.269% 12/10/35	95,000	91,331
Goldman Sachs Mortgage Securities II
Series 2004-GG2 A3 4.602% 8/10/38	55,000	53,972
Series 2005-GG4 A4 4.761% 7/10/39	50,000	41,044
•Greenwich Capital Commercial Funding Series 2004-GG1 A7 5.317% 6/10/36	45,000	40,843
JPMorgan Chase Commercial Mortgage Securities Series 2002-C1 A3 5.376% 7/12/37	75,000	71,619
Lehman Brothers-UBS Commercial Mortgage Trust
Series 2001-C2 A1 6.27% 6/15/20	4,892	4,882
Series 2002-C1 A4 6.462% 3/15/31	45,000	44,346
•Merrill Lynch Mortgage Trust Series 2006-C1 ASB 5.657% 5/12/39	100,000	80,378
Merrill Lynch-Countrywide Commercial Mortgage Trust Series 2007-5 A1 4.275% 8/12/48	177,463	168,786
#SBA Commercial Mortgage Securities Trust Series 2006-1A B 144A 5.451% 11/15/36	70,000	52,392
@#Tower Series 2006-1 C 144A 5.707% 2/15/36	30,000	25,500
Wachovia Bank Commercial Mortgage Trust Series 2006-C28 A2 5.50% 10/15/48	120,000	101,358
Total Commercial Mortgage-Backed Securities (cost $1,711,943)		1,473,174

Corporate Bonds – 39.57%
Banking – 4.00%
Bank of America
4.90% 5/1/13	100,000	95,566
5.125% 11/15/14	45,000	42,067
5.30% 3/15/17	45,000	39,566
5.65% 5/1/18	40,000	36,290
Bank of New York Mellon 5.125% 8/27/13	260,000	265,178
BB&T
4.90% 6/30/17	30,000	26,432
5.20% 12/23/15	5,000	4,685
*5.25% 11/1/19	85,000	75,270
BB&T Capital Trust I 5.85% 8/18/35	90,000	52,251
JPMorgan Chase 6.00% 1/15/18	80,000	80,464
@JPMorgan Chase Capital XXV 6.80% 10/1/37	102,000	80,740
PNC Funding 5.625% 2/1/17	125,000	118,302
@•Popular North America 1.813% 4/6/09	58,000	57,414
U.S. Bank North America 4.80% 4/15/15	40,000	38,436
•USB Capital IX 6.189% 4/15/49	105,000	44,118
Wells Fargo 5.625% 12/11/17	50,000	49,064
•Wells Fargo Capital XIII 7.70% 12/29/49	175,000	125,574
		1,231,417

Basic Industry – 0.77%
ArcelorMittal 6.125% 6/1/18	180,000	141,066
Lubrizol 8.875% 2/1/19	65,000	66,682
Reliance Steel & Aluminum 6.85% 11/15/36	50,000	30,129
		237,877
Brokerage – 2.80%
@AMVESCAP 4.50% 12/15/09	85,000	80,386
Citigroup
4.625% 8/3/10	100,000	96,789
6.50% 8/19/13	185,000	176,939
Goldman Sachs Group
5.95% 1/18/18	45,000	40,634
6.15% 4/1/18	195,000	178,362
@6.75% 10/1/37	24,000	18,292
7.50% 2/15/19	80,000	79,600
Jefferies Group 6.45% 6/8/27	68,000	45,590
Morgan Stanley
5.30% 3/1/13	65,000	59,888
5.375% 10/15/15	100,000	85,682
		862,162
Capital Goods – 1.63%
Allied Waste North America 7.125% 5/15/16	60,000	58,582
Browning-Ferris Industries 7.40% 9/15/35	100,000	91,248
Caterpillar 7.90% 12/15/18	70,000	78,590
Tyco Electronics Group 6.55% 10/1/17	95,000	78,599
Tyco International Finance 8.50% 1/15/19	85,000	90,394
United Technologies 6.125% 2/1/19	65,000	70,604
Waste Management 7.10% 8/1/26	45,000	35,703
		503,720
Communications – 7.51%
AT&T
4.85% 2/15/14	90,000	90,529
5.80% 2/15/19	180,000	180,416
AT&T Wireless 8.125% 5/1/12	168,000	183,213
Comcast
•1.46% 7/14/09	38,000	37,499
5.875% 2/15/18	100,000	98,664
6.30% 11/15/17	57,000	57,264
Deutsche Telekom International Finance
6.75% 8/20/18	100,000	107,881
8.75% 6/15/30	105,000	129,905
France Telecom 7.75% 3/1/11	31,000	32,792
Rogers Communications 6.80% 8/15/18	175,000	182,352
Telecom Italia Capital
4.00% 1/15/10	41,000	39,843
5.25% 10/1/15	35,000	29,828
6.20% 7/18/11	75,000	72,476
7.721% 6/4/38	40,000	37,447
Thomson Reuters
5.95% 7/15/13	50,000	49,163
6.50% 7/15/18	65,000	60,366
Time Warner Cable
6.75% 7/1/18	95,000	92,935
8.75% 2/14/19	80,000	89,237
Verizon Communications
5.50% 2/15/18	30,000	29,334
5.55% 2/15/16	25,000	24,758
6.10% 4/15/18	15,000	15,242
*8.95% 3/1/39	95,000	117,365
#Verizon Wireless 144A
5.55% 2/1/14	135,000	134,156
8.50% 11/15/18	45,000	51,717

#Vivendi 144A 6.625% 4/4/18	130,000	112,300
Vodafone Group
5.00% 9/15/15	25,000	23,691
5.375% 1/30/15	240,000	232,908
		2,313,281
Consumer Cyclical – 1.56%
CVS Caremark
4.875% 9/15/14	63,000	60,995
5.75% 6/1/17	122,000	122,268
Target 6.50% 10/15/37	100,000	92,619
VF 5.95% 11/1/17	20,000	18,018
Wal-Mart Stores
5.25% 9/1/35	15,000	14,408
6.20% 4/15/38	53,000	57,501
6.50% 8/15/37	25,000	28,362
Yum Brands 6.875% 11/15/37	105,000	85,740
		479,911
Consumer Non-Cyclical – 5.90%
Amgen
4.85% 11/18/14	70,000	71,314
6.375% 6/1/37	150,000	155,410
#Anheuser-Busch InBev Worldwide 144A
7.75% 1/15/19	40,000	40,647
8.20% 1/15/39	130,000	131,370
Bottling Group 6.95% 3/15/14	130,000	148,959
Covidien International Finance
6.00% 10/15/17	29,000	29,549
6.55% 10/15/37	175,000	176,041
Delhaize America 9.00% 4/15/31	103,000	118,269
Delhaize Group
5.875% 2/1/14	15,000	15,154
6.50% 6/15/17	40,000	39,327
Diageo Capital 5.75% 10/23/17	135,000	134,766
General Mills 5.65% 9/10/12	45,000	46,681
GlaxoSmithKline Capital
4.375% 4/15/14	25,000	25,846
5.65% 5/15/18	55,000	59,039
Kroger
6.80% 12/15/18	5,000	5,217
6.90% 4/15/38	55,000	56,003
7.50% 1/15/14	80,000	89,279
Princeton University 5.70% 3/1/39	75,000	75,590
Quest Diagnostics 5.45% 11/1/15	100,000	89,242
Schering Plough
6.00% 9/15/17	60,000	61,953
6.55% 9/15/37	10,000	10,461
Wyeth 5.50% 2/1/14	227,000	236,991
		1,817,108
Electric – 2.20%
Baltimore Gas & Electric 6.125% 7/1/13	40,000	38,199
Columbus Southern Power 6.05% 5/1/18	30,000	28,434
Commonwealth Edison
5.80% 3/15/18	25,000	24,110
5.90% 3/15/36	35,000	29,852
6.15% 9/15/17	39,000	38,691
Detroit Edison 5.60% 6/15/18	35,000	33,838
Duke Energy Carolinas
5.75% 11/15/13	75,000	80,361
7.00% 11/15/18	35,000	40,304
#Electricite de France 6.95% 144A 1/26/39	45,000	46,546
Illinois Power 6.125% 11/15/17	35,000	31,795
Jersey Central Power & Light 7.35% 2/1/19	20,000	20,614

Pacificorp 6.00% 1/15/39	70,000	70,946
PECO Energy 5.35% 3/1/18	25,000	24,613
PPL Electric Utilities 7.125% 11/30/13	60,000	63,847
Union Electric 6.70% 2/1/19	110,000	106,362
		678,512
Energy – 1.92%
ConocoPhillips 6.50% 2/1/39	140,000	139,908
Plains All American Pipeline 6.50% 5/1/18	108,000	90,592
Shell International Finance 6.375% 12/15/38	65,000	68,147
TransCanada Pipelines
5.85% 3/15/36	60,000	48,220
•6.35% 5/15/67	30,000	17,096
7.125% 1/15/19	30,000	31,855
7.25% 8/15/38	70,000	69,972
Weatherford International
5.95% 6/15/12	5,000	4,745
6.80% 6/15/37	30,000	21,071
7.00% 3/15/38	35,000	25,320
XTO Energy
6.50% 12/15/18	40,000	39,666
6.75% 8/1/37	40,000	36,469
		593,061
Finance Companies – 6.73%
General Electric Capital
*5.625% 5/1/18	220,000	203,233
5.875% 1/14/38	40,000	31,909
6.875% 1/10/39	75,000	66,647
#•ILFC E-Capital Trust II 144A 6.25% 12/21/65	100,000	32,819
International Lease Finance
5.35% 3/1/12	74,000	55,036
5.875% 5/1/13	79,000	57,199
6.625% 11/15/13	70,000	51,926
SLM 8.45% 6/15/18	1,850,000	1,576,255
		2,075,024
Insurance – 2.56%
•Hartford Financial Services Group 8.125% 6/15/38	160,000	92,200
MetLife
6.40% 12/15/36	60,000	36,564
6.817% 8/15/18	180,000	183,171
@PMontpelier Re Holdings 6.125% 8/15/13	19,000	14,410
UnitedHealth Group
5.50% 11/15/12	85,000	85,195
5.80% 3/15/36	185,000	146,000
Unitrin 6.00% 5/15/17	68,000	43,405
WellPoint
5.00% 1/15/11	60,000	59,788
5.85% 1/15/36	135,000	110,640
6.375% 6/15/37	20,000	18,828
		790,201
Natural Gas – 0.86%
Enterprise Products Operating
6.30% 9/15/17	10,000	9,239
6.375% 2/1/13	80,000	79,006
6.50% 1/31/19	32,000	29,746
6.875% 3/1/33	85,000	73,202
Kinder Morgan Energy Partners
5.80% 3/15/35	65,000	53,529
6.95% 1/15/38	20,000	18,988
		263,710
Real Estate – 0.14%
Regency Centers 5.875% 6/15/17	64,000	43,883
		43,883

Technology – 0.99%
International Business Machines 7.625% 10/15/18	100,000	118,569
Oracle 5.75% 4/15/18	180,000	187,617
		306,186
Total Corporate Bonds (cost $12,266,697)		12,196,053

Foreign Agency – 0.18%
Republic of Korea – 0.18%
Korea Development Bank 5.30% 1/17/13	60,000	54,576
Total Foreign Agency (cost $60,296)		54,576

Municipal Bonds – 1.14%
§California State 5.00% 2/1/33-14	5,000	5,833
California State University Systemwide Revenue 5.00% 11/1/30 (AMBAC)	15,000	14,459
Massachusetts Health & Education Facilities Authority Revenue (Harvard University) Series A 5.00% 7/15/36	65,000	65,319
New Jersey Economic Development Authority Revenue (Cigarette Tax) 5.75% 6/15/29	5,000	3,741
New York State Urban Development Series A-1 5.25% 3/15/34 (FGIC)	25,000	25,026
Oregon State Taxable Pension 5.892% 6/1/27	30,000	29,012
Portland, Oregon Sewer System Revenue Refunding Series A 5.00% 6/15/18	80,000	94,033
@West Virginia Asset-Backed Tobacco Settlement Finance Authority Series A 7.467% 6/1/47	150,000	86,751
West Virginia Economic Development Authority Excess Lottery Revenue 5.37% 7/1/20 (MBIA)	30,000	26,929
Total Municipal Bonds (cost $416,802)		351,103

Non-Agency Asset-Backed Securities– 7.33%
•American Express Credit Account Master Trust Series 2008-3 A 1.28% 8/15/12	100,000	97,151
•Bank of America Credit Card Trust
Series 2006-A10 A10 0.31% 2/15/12	400,000	391,036
Series 2008-A5 A5 1.53% 12/16/13	130,000	120,981
Series 2008-A7 A7 1.03% 12/15/14	40,000	35,422
Capital One Multi-Asset Execution Trust Series 2007-A7 A7 5.75% 7/15/20	100,000	87,107
Caterpillar Financial Asset Trust
Series 2007-A A3A 5.34% 6/25/12	28,991	29,036
•Series 2008-A A2B 1.54% 12/27/10	102,477	101,245
Series 2008-A A3 4.94% 4/25/14	80,000	78,658
CNH Equipment Trust
Series 2007-B A3A 5.40% 10/17/11	50,000	49,516
Series 2008-A A3 4.12% 5/15/12	25,000	24,392
Series 2008-A A4A 4.93% 8/15/14	40,000	36,743
Series 2008-B A3A 4.78% 7/16/12	40,000	38,794
Discover Card Master Trust
Series 2007-A1 A1 5.65% 3/16/20	155,000	131,913
Series 2008-A4 A4 5.65% 12/15/15	110,000	102,866
@#Dunkin Securitization Series 2006-1 A2 144A 5.779% 6/20/31	135,000	91,259
•#Golden Credit Card Trust Series 2008-3 A 144A 1.33% 7/15/11	100,000	90,754
Harley-Davidson Motorcycle Trust Series 2007-2 A3 5.10% 5/15/12	23,622	23,219
Honda Auto Receivables Owner Trust Series 2007-1 A3 5.10% 3/18/11	114,173	114,637
Hyundai Auto Receivables Trust
Series 2007-A A3A 5.04% 1/17/12	30,000	30,070
Series 2008-A A3 4.93% 12/17/12	50,000	45,344
John Deere Owner Trust Series 2008-A A3 4.18% 6/15/12	50,000	48,592
@#•MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.006% 7/25/35	16,278	12,371
•MBNA Credit Card Master Note Trust Series 2005-A4 0.37% 11/15/12	40,000	37,946
@•Merrill Lynch Mortgage Investors Series 2006-AR1 A2C 0.549% 3/25/37	95,000	65,568
@Mid-State Trust
Series 11 A1 4.864% 7/15/38	13,272	11,393
Series 2004-1 A 6.005% 8/15/37	10,855	8,993
Series 2005-1 A 5.745% 1/15/40	16,108	11,210
#Series 2006-1 A 144A 5.787% 10/15/40	75,189	52,875
@Renaissance Home Equity Loan Trust
Series 2006-1 AF3 5.608% 5/25/36	80,000	70,021
PSeries 2007-2 AF2 5.675% 6/25/37	75,000	56,683
RSB Bondco Series 2007-A A2 5.72% 4/1/18	115,000	117,400
@PStructured Asset Securities Series 2001-SB1 A2 3.375% 8/25/31	19,117	15,437

World Omni Auto Receivables Trust Series 2008-A A3A 3.94% 1/15/11	30,000	29,150
Total Non-Agency Asset-Backed Securities (cost $2,480,729)		2,257,782

Non-Agency Collateralized Mortgage Obligations – 6.41%
Bank of America Alternative Loan Trust
Series 2004-11 1CB1 6.00% 12/25/34	29,875	24,815
@Series 2005-3 2A1 5.50% 2/25/20	156,420	122,056
•Bank of America Mortgage Securities Series 2004-L 4A1 5.155% 1/25/35	65,010	53,874
•Citigroup Mortgage Loan Trust Series 2007-AR8 1A3A 6.031% 8/25/37	152,874	100,989
Countrywide Alternative Loan Trust
•Series 2004-J7 1A2 4.673% 8/25/34	228	212
Series 2004-J8 1A1 7.00% 9/25/34	52,665	47,415
@Series 2005-57CB 4A3 5.50% 12/25/35	38,439	30,567
wCountrywide Home Loan Mortgage Pass Through Trust
@•Series 2004-12 1M 4.726% 8/25/34	101,255	28,255
Series 2005-23 A1 5.50% 11/25/35	151,698	120,363
#Series 2005-R2 2A4 144A 8.50% 6/25/35	102,298	98,458
•First Horizon Asset Securities Series 2007-AR3 2A2 6.295% 11/25/37	264,955	140,632
GMAC Mortgage Loan Trust Series 2005-AR2 4A 5.173% 5/25/35	301,111	216,387
#•GSMPS Mortgage Loan Trust Series 2006-RP1 1A2 144A 7.50% 1/25/36	104,207	87,573
•JP Morgan Mortgage Trust
Series 2005-A8 1A1 5.399% 11/25/35	272,636	222,439
Series 2005-A4 1A1 5.40% 7/25/35	165,468	130,435
@Lehman Mortgage Trust Series 2005-2 2A3 5.50% 12/25/35	41,662	35,222
@•MASTR ARM Trust Series 2005-1 B1 5.297% 3/25/35	151,209	15,135
@Residential Accredit Loans Series 2005-QR1 A 6.00% 10/25/34	140,982	105,825
@Structured Asset Securities Series 2005-6 B2 5.333% 5/25/35	94,796	26,867
@•wWashington Mutual Mortgage Pass Through Certificates
Series 2006-AR8 1A5 5.844% 8/25/46	50,187	14,712
Series 2006-AR8 2A3 6.122% 8/25/36	14,880	4,878
Wells Fargo Mortgage-Backed Securities Trust
@•Series 2005-AR16 6A4 5.001% 10/25/35	185,196	84,730
Series 2006-2 3A1 5.75% 3/25/36	162,181	112,462
Series 2006-4 1A8 5.75% 4/25/36	80,520	75,165
@•Series 2006-AR11 A7 5.510% 8/25/36	138,991	50,221
Series 2007-8 2A6 6.00% 7/25/37	45,000	26,896
Total Non-Agency Collateralized Mortgage Obligations (cost $3,031,440)		1,976,583

U.S. Treasury Obligations – 1.78%
*U.S. Treasury Bond 4.375% 2/15/38	70,000	79,363
U.S. Treasury Notes
1.75% 1/31/14	440,000	437,594
3.75% 11/15/18	30,000	32,316
Total U.S. Treasury Obligations (cost $553,707)		549,273

	Number of
	Shares
•Preferred Stock – 0.48%
Bank of America 8.00%	30,000	15,910
JPMorgan Chase 7.90%	90,000	68,569
PNC Financial Services Group 8.25%	85,000	63,534
Total Preferred Stock (cost $200,580)		148,013

	Principal
	Amount
	(U.S. $)
Repurchase Agreement** – 5.50%
BNP Paribas 0.21%, dated 1/30/09, to be
repurchased on 2/2/09, repurchase price $1,695,030
(collateralized by U.S. Government obligations, 6.00%,
8/15/09 - 10/22/09; market value $1,729,427)	$1,695,000	1,695,000
Total Repurchase Agreement (cost $1,695,000)		1,695,000

Total Value of Securities Before Securities Lending Collateral – 110.40%
(cost $35,358,014)		34,026,238

	Number of
	Shares
Securities Lending Collateral*** – 8.08%
Investment Companies
Mellon GSL DBT II Collateral Fund	2,551,011	2,491,348
†Mellon GSL DBT II Liquidation Trust	43,827	4
Total Securities Lending Collateral (cost $2,594,838)		2,491,352

Total Value of Securities – 118.48%
(cost $37,952,852)		36,517,590 ©
Obligation to Return Securities Lending Collateral*** – (8.42%)		(2,594,838)
Liabilities Net of Receivables and Other Assets (See Notes) – (10.06%)z		(3,100,098)
Net Assets Applicable to 3,792,668 Shares Outstanding – 100.00%		$30,822,654

•Variable rate security. The rate shown is the rate as of January 31, 2009.
†Non income producing security.
*Fully or partially on loan.
**See Note 1 in “Notes.”
***See Note 5 in “Notes.”
©Includes $2,500,407 of securities loaned.
wPass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
^Zero coupon security. The rate shown is the yield at the time of purchase.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At January 31, 2009, the aggregate amount of Rule 144A securities was $1,368,534, which represented 4.44% of the Portfolio’s net assets. See Note 6 in “Notes.”
§Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded.
zOf this amount, $4,617,163 represents payable for securities purchased and $1,120,446 receivable for securities sold as of January 31, 2009.
PRestricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At January 31, 2009, the aggregate amount of restricted securities was $86,530 or 0.28% of the Portfolio’s net assets. See Note 6 in “Notes”
@Illiquid security. At January 31, 2009, the aggregate amount of illiquid securities was $1,277,771, which represented 4.15% of the Fund's net assets. See Note 6 in “Notes.”

Summary of Abbreviations:
ACES – Automatic Common Exchange Security
AMBAC – Insured by the AMBAC Assurance Corporation
ARM – Adjustable Rate Mortgage
CDS – Credit Default Swap
FGIC – Insured by the Financial Guaranty Insurance Company
GNMA – Government National Mortgage Association
GSMPS – Goldman Sachs Reperforming Mortgage Securities
MASTR – Mortgage Asset Securitization Transactions, Inc.
MBIA – Insured by the Municipal Bond Insurance Association
REMICs - Real Estate Mortgage Investment Conduit
RSB – Rate Stabilization Bonds
S.F. – Single Family
TBA – To be announced
yr – Year

The following swap contracts were outstanding at January 31, 2009:

Swap Contracts1

Credit Default Swap Contracts

				Unrealized
Swap Counterparty &	Notional	Annual Protection	Termination	Appreciation
Referenced Obligation	Value	Payments	Date	(Depreciation)
Protection Purchased:
Citigroup Global Markets
CenturyTel 5 yr CDS	$77,500	1.71%	9/20/13	$(2,116)
JPMorgan Chase Bank
Donnelley (R.R.) CDS	170,000	3.77%	3/20/14	742
Embarq
6 yr CDS	15,000	2.60%	9/20/14	(1,043)
7 yr CDS	50,000	0.77%	9/20/14	1,191
	$312,500			$(1,226)

The use of swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Portfolio’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.

1See Note 4 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Pooled® Trust -The Core Focus Fixed Income Portfolio (Portfolio).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices. Other long-term debt securities are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Investment companies are valued at net asset value per share. Financial futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolio values its securities at 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading or news events, may have occurred in the interim. To account for this, the Portfolio may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provisions for federal income taxes has been made as the Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolio tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Portfolio did not record any tax benefit or expense in the current period.

Repurchase Agreements – The Portfolio may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolio’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments
At January 31, 2009, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At January 31, 2009, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$37,962,222
Aggregate unrealized appreciation	822,575
Aggregate unrealized depreciation	(2,267,207)
Net unrealized depreciation	$(1,444,632)

For federal income tax purposes, at October 31, 2008, capital loss carryforwards of $422,809 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $289,534 expires in 2014 and $133,275 expires in 2016.

Effective November 1, 2008, the Portfolio adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets
Level 2 - inputs are observable, directly or indirectly
Level 3 - inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Portfolio’s investments by the FAS 157 fair value hierarchy levels as of January 31, 2009:

	Securities	Derivatives
Level 1	$2,244,273	$-
Level 2	33,872,192	(1,226)
Level 3	401,125	-
Total	$36,517,590	$(1,226)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Balance as of 10/31/08	$399,137
Net change in unrealized
appreciation/(depreciation)	(14,951)
Net purchases, sales, ad settlements	16,939
Balance as of 1/31/09	$401,125

Net change in unrealized appreciation/
(depreciation) from investments still held
as of 1/31/09	$(14,951)

3. Financial Futures Contracts
The Portfolio may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Portfolio deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. No financial futures contracts were outstanding at January 31, 2009.

4. Swap Contracts
The Portfolio may enter into interest rate swap contracts, index swap contracts and CDS contracts in accordance with its investment objectives. The Portfolio may use interest rate swaps to adjust the Portfolio’s sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Portfolio invests in, such as the corporate bond market. The Portfolio may also use index swaps as a substitute for future or options contracts if such contracts are not directly available to the Portfolio on favorable terms. The Portfolio may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

An interest rate swap involves payments received by the Portfolio from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Portfolio receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Portfolio’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts.

Index swaps involve commitments to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Portfolio will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Portfolio will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract.

A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Portfolio in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the referenced security (or basket of securities) to the counterparty.

During the period ended January 31, 2009, the Portfolio entered into CDS contracts as a purchaser of protection. Periodic payments on such contracts are accrued daily and recorded as unrealized losses on swap contracts. Upon payment, such amounts are recorded as realized losses on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

Credit default swaps may involve greater risks than if the Portfolio had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Portfolio enters into a CDS contract as a purchaser of protection and no credit event occurs, its exposure is limited to the periodic payments previously made to the counterparty.

Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Portfolio terminated its position in the agreement. Risks of entering into these agreements include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movements in the value of the underlying security, instrument, or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the schedule of investments.

5. Securities Lending
The Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the Mellon GSL DBT II Collateral Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Portfolio may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Portfolio may not receive an amount from the Collective Trust that is equal in amount to the collateral the Portfolio would be required to return to the borrower of the securities and the Portfolio would be required to make up for this shortfall. During the fiscal period ended January 31, 2009, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL DBT II Liquidation Trust. The Portfolio can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio, or at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Portfolio receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolio, the security lending agent and the borrower. The Portfolio records security lending income net of allocations to the security lending agent and the borrower.

At January 31, 2009, the value of securities on loan was $2,551,011, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the schedule of investments under the caption “Securities Lending Collateral.”

6. Credit and Market Risk
The Portfolio invests a portion of its assets in high yield fixed income securities, which carry ratings of BBB or lower by Standard & Poor's Ratings Group and/or Baa or lower by Moody’s Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Portfolio invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Portfolio’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Portfolio may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Portfolio may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio’s Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Portfolio’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified in the schedule of investments.

Schedule of Investments (Unaudited)

Delaware Pooled® Trust – The Core Plus Fixed Income Portfolio

January 31, 2009

	Principal		Value
	Amount°		(U.S. $)
Agency Asset-Backed Securities – 0.11%
•Fannie Mae Grantor Trust Series 2003-T4 2A5 5.407% 9/26/33	USD	165,063	$123,671
Total Agency Asset-Backed Securities (cost $163,728)			123,671

Agency Collateralized Mortgage Obligations – 5.70%
Fannie Mae
Series 1996-46 ZA 7.50% 11/25/26		31,389	33,659
Series 2002-83 GH 5.00% 12/25/17		460,000	474,549
Series 2002-90 A1 6.50% 6/25/42		26,174	27,328
Series 2002-90 A2 6.50% 11/25/42		145,718	150,100
Series 2003-122 AJ 4.50% 2/25/28		115,823	117,135
Fannie Mae Grantor Trust
Series 1999-T2 A1 7.50% 1/19/39		5,696	6,002
Series 2001-T8 A2 9.50% 7/25/41		16,200	17,556
Series 2002-T4 A3 7.50% 12/25/41		1,746	1,850
Series 2004-T1 1A2 6.50% 1/25/44		5,900	6,057
Fannie Mae Whole Loan
Series 2004-W9 2A1 6.50% 2/25/44		28,482	29,239
Series 2004-W11 1A2 6.50% 5/25/44		126,021	129,369
Freddie Mac
Series 1730 Z 7.00% 5/15/24		219,610	226,468
Series 2326 ZQ 6.50% 6/15/31		409,230	435,428
Series 2662 MA 4.50% 10/15/31		199,628	201,303
Series 2694 QG 4.50% 1/15/29		665,000	680,950
Series 2872 GC 5.00% 11/15/29		670,000	689,832
¥Series 2890 PC 5.00% 7/15/30		815,000	839,477
Series 2915 KP 5.00% 11/15/29		310,000	319,493
¥Series 3022 MB 5.00% 12/15/28		215,000	221,426
¥Series 3113 QA 5.00% 11/15/25		430,446	438,762
Series 3123 HT 5.00% 3/15/26		270,000	265,096
Series 3131 MC 5.50% 4/15/33		335,000	347,766
Series 3173 PE 6.00% 4/15/35		325,000	340,000
Series 3337 PB 5.50% 7/15/30		420,000	435,498
wFreddie Mac Structured Pass Through Securities
Series T-54 2A 6.50% 2/25/43		46,153	47,148
Series T-58 2A 6.50% 9/25/43		28,731	29,512
Total Agency Collateralized Mortgage Obligations (cost $6,298,664)			6,511,003

Agency Mortgage-Backed Securities – 26.24%
Fannie Mae
5.71% 5/1/09		2,302	2,303
6.50% 8/1/17		54,934	57,292
•Fannie Mae ARM
4.527% 8/1/34		99,216	100,016
5.165% 3/1/38		404,889	414,215
5.396% 4/1/36		215,845	222,444
5.718% 4/1/37		417,377	433,318
5.858% 9/1/37		377,746	391,514
Fannie Mae Relocation 30 yr
5.00% 11/1/33		43,992	45,062
5.00% 1/1/34 Pool 763656		39,288	40,244
5.00% 1/1/34 Pool 763742		17,669	18,086
5.00% 11/1/34		174,192	178,307
5.00% 10/1/35		372,138	380,724
5.00% 1/1/36		605,980	619,962

Fannie Mae S.F. 15 yr
4.50% 1/1/20	44,501	45,289
4.50% 6/1/23	1,839,114	1,867,281
5.00% 7/1/14	5,224	5,343
5.00% 12/1/16	7,236	7,459
5.00% 5/1/20	50,914	52,214
5.00% 7/1/20	19,810	20,316
5.00% 5/1/21	13,954	14,332
5.50% 5/1/20	3,184	3,288
5.50% 6/1/23	950,937	981,251
6.00% 8/1/22	565,553	588,989
Fannie Mae S.F. 30 yr
5.00% 3/1/34	33,318	34,008
5.00% 3/1/35 Pool 808130	58,298	59,379
5.00% 3/1/35 Pool 814334	30,294	30,884
5.00% 5/1/35	56,463	57,510
5.00% 6/1/35	120,865	123,104
5.00% 7/1/35	142,677	145,321
5.00% 12/1/36	578,397	589,116
5.00% 12/1/37	172,960	176,020
5.00% 1/1/38	305,040	310,437
5.00% 2/1/38	144,115	146,665
5.50% 3/1/29	83,380	86,071
5.50% 4/1/29	95,102	98,171
5.50% 1/1/34	31,909	32,786
5.50% 1/1/35	58,733	60,273
5.50% 2/1/35	84,337	86,549
5.50% 6/1/35	68,998	70,743
5.50% 1/1/37	646,699	663,055
5.50% 7/1/37	2,901,432	2,972,384
6.00% 1/1/35	7,350	7,600
6.00% 12/1/36	1,676,934	1,730,352
*6.00% 8/1/38	1,421,157	1,466,125
*6.50% 9/1/36	1,752,543	1,828,139
6.50% 2/1/37	428,954	447,457
6.50% 11/1/37	761,528	794,258
7.00% 12/1/33	35,322	37,537
7.00% 5/1/35	6,808	7,168
7.00% 6/1/35	11,689	12,306
7.00% 12/1/37	259,919	273,267
7.50% 6/1/31	4,196	4,462
7.50% 6/1/34	71,687	75,923
Fannie Mae S.F 30yr TBA
4.00% 2/1/39	1,415,000	1,403,393
4.50% 2/1/39	4,105,000	4,131,938
•Freddie Mac ARM
5.491% 4/1/34	10,465	10,667
5.819% 10/1/36	430,645	443,065
Freddie Mac Relocation 30 yr 5.00% 9/1/33	67,464	68,996
Freddie Mac S.F. 30 yr
5.50% 10/1/38	218,883	224,142
6.00% 6/1/37	685,176	707,779
6.50% 1/1/38	1,769,444	1,846,297
7.00% 11/1/33	4,988	5,286
Freddie Mac S.F. 30 yr TBA 5.00% 2/1/39	1,665,000	1,690,494
GNMA I S.F. 30 yr
7.00% 12/15/34	465,171	495,813
7.50% 1/15/30	1,545	1,646
7.50% 12/15/31	1,052	1,121
7.50% 2/15/32	1,001	1,067
Total Agency Mortgage-Backed Securities (cost $29,367,099)		29,948,023

Agency Obligations – 2.48%
Fannie Mae
*2.00% 1/9/12	500,000	499,532
*4.875% 5/18/12	35,000	37,842
^5.278% 10/9/19	905,000	462,710
*Federal Home Loan Bank System 3.625% 10/18/13	250,000	260,761
¥*Freddie Mac 5.125% 11/17/17	1,085,000	1,194,687
Tennessee Valley Authority 4.875% 1/15/48	380,000	376,451
Total Agency Obligations (cost $2,788,976)		2,831,983

Commercial Mortgage-Backed Securities – 4.85%
#American Tower Trust 144A
Series 2007-1A AFX 5.42% 4/15/37	270,000	218,700
Series 2007-1A D 5.957% 4/15/37	55,000	41,525
Bank of America Commercial Mortgage Securities
•Series 2004-3 A5 6.319% 6/10/39	300,000	272,745
•Series 2005-6 AM 5.18% 9/10/47	295,000	174,487
Series 2006-4 A4 5.634% 7/10/46	200,000	147,281
•Series 2007-3 A4 5.658% 6/10/49	255,000	155,829
Bear Stearns Commercial Mortgage Securities
@#Series 2004-ESA E 144A 5.064% 5/14/16	225,000	225,406
Series 2006-PW14 A4 5.201% 12/11/38	300,000	234,178
Series 2007-PW16 A4 5.712% 6/11/40	330,000	237,295
Series 2007-T28 A4 5.742% 9/11/42	280,000	203,778
wCommercial Mortgage Pass Through Certificates
#Series 2001-J1A A2 144A 6.457% 2/14/34	290,099	288,726
Series 2006-C7 A2 5.69% 6/10/46	310,000	271,180
•Credit Suisse Mortgage Capital Certificates Series 2006-C1 AAB 5.552% 2/15/39	170,000	138,075
#Crown Castle Towers 144A
•Series 2005-1A AFL 0.71% 6/15/35	400,000	368,001
Series 2005-1A C 5.074% 6/15/35	120,000	108,000
Series 2006-1A B 5.362% 11/15/36	400,000	338,001
General Electric Capital Commercial Mortgage Series 2002-1A A3 6.269% 12/10/35	290,000	278,799
@•#Goldman Sachs Mortgage Securities II Series 2006-RR3 A1S 144A 5.66% 7/18/56	560,000	100,800
Greenwich Capital Commercial Funding Series 2004-GG1 A7 5.317% 6/10/36	165,000	149,757
JPMorgan Chase Commercial Mortgage Securities
Series 2002-C1 A3 5.376% 7/12/37	415,000	396,291
Series 2003-C1 A2 4.985% 1/12/37	114,000	107,716
Series 2006-LDP9 A2 5.134% 5/15/47	300,000	208,784
Lehman Brothers-UBS Commercial Mortgage Trust Series 2002-C1 A4 6.462% 3/15/31	20,000	19,709
#Morgan Stanley Capital I Series 1999-FNV1 G 144A 6.12% 3/15/31	170,000	164,623
•#Morgan Stanley Dean Witter Capital I Series 2001-TOP1 E 144A 7.365% 2/15/33	100,000	59,906
#Nationslink Funding Series 1998-2 F 144A 7.105% 8/20/30	38,082	36,069
#Tower 144A
@Series 2006-1 B 5.588% 2/15/36	180,000	158,400
@Series 2006-1 C 5.707% 2/15/36	275,000	233,750
Wachovia Bank Commercial Mortgage Trust Series 2006-C28 A2 5.50% 10/15/48	235,000	198,492
Total Commercial Mortgage-Backed Securities (cost $7,008,405)		5,536,303

Convertible Bond – 0.10%
#Virgin Media 144A 6.50% exercise price $19.22, expiration date 11/15/16	250,000	114,063
Total Convertible Bond (cost $119,557)		114,063

Corporate Bonds – 39.62%
Banking – 4.67%
Bank of America
5.125% 11/15/14	310,000	289,797
5.30% 3/15/17	500,000	439,618
5.65% 5/1/18	85,000	77,116
Bank of New York Mellon 5.125% 8/27/13	792,000	807,772

BB&T
4.90% 6/30/17	240,000	211,460
5.20% 12/23/15	100,000	93,697
*5.25% 11/1/19	125,000	110,691
Branch Banking & Trust 5.625% 9/15/16	250,000	235,807
@#CoBank 144A 7.875% 4/16/18	250,000	241,530
JPMorgan Chase 6.00% 1/15/18	160,000	160,928
@JPMorgan Chase Capital XXV 6.80% 10/1/37	550,000	435,365
PNC Bank 6.875% 4/1/18	515,000	518,699
Silicon Valley Bank 5.70% 6/1/12	544,000	527,358
U.S. Bank North America
4.80% 4/15/15	133,000	127,800
4.95% 10/30/14	250,000	247,141
•USB Capital IX 6.189% 4/15/49	385,000	161,765
Wells Fargo 5.625% 12/11/17	180,000	176,632
•Wells Fargo Capital XIII 7.70% 12/29/49	645,000	462,829
		5,326,005
Basic Industries – 1.18%
ArcelorMittal 6.125% 6/1/18	370,000	289,969
@#Evraz Group 144A 9.50% 4/24/18	242,000	146,410
Freeport McMoRan Copper & Gold 8.375% 4/1/17	90,000	74,803
Lubrizol 8.875% 2/1/19	265,000	271,856
NewPage 10.00% 5/1/12	200,000	78,000
@#Nine Dragons Paper Holdings 144A 8.875% 4/29/13	240,000	73,103
Reliance Steel & Aluminum 6.85% 11/15/36	175,000	105,451
@#Severstal 144A 9.75% 7/29/13	292,000	176,660
Steel Dynamics 6.75% 4/1/15	160,000	127,600
		1,343,852
Brokerage – 2.44%
Citigroup 6.50% 8/19/13	665,000	636,024
Goldman Sachs Group
5.95% 1/18/18	225,000	203,168
6.15% 4/1/18	636,000	581,739
@6.75% 10/1/37	106,000	80,789
7.50% 2/15/19	300,000	298,500
Jefferies Group 6.45% 6/8/27	281,000	188,393
Lazard Group 6.85% 6/15/17	132,000	91,070
Morgan Stanley
5.30% 3/1/13	110,000	101,349
5.375% 10/15/15	300,000	257,045
6.25% 8/9/26	440,000	348,748
		2,786,825
Capital Goods – 1.86%
Allied Waste North America 7.125% 5/15/16	225,000	219,681
Browning-Ferris Industries 7.40% 9/15/35	375,000	342,184
Caterpillar 7.90% 12/15/18	270,000	303,131
Flextronics International 6.50% 5/15/13	200,000	165,000
*Graham Packaging 9.875% 10/15/14	145,000	92,800
Tyco Electronics Group 6.55% 10/1/17	340,000	281,301
Tyco International Finance 8.50% 1/15/19	315,000	334,990
United Technologies 6.125% 2/1/19	235,000	255,260
Waste Management 7.10% 8/1/26	170,000	134,879
		2,129,226
Communications – 9.12%
AT&T
4.85% 2/15/14	360,000	362,117
5.80% 2/15/19	690,000	691,593
AT&T Wireless 8.125% 5/1/12	601,000	655,422
*#Charter Communications Operating 144A 10.875% 9/15/14	135,000	117,450
Comcast
•1.46% 7/14/09	241,000	237,820
5.875% 2/15/18	255,000	251,593
6.30% 11/15/17	213,000	213,986

Cricket Communications 9.375% 11/1/14	90,000	82,350
*Crown Castle International 9.00% 1/15/15	185,000	179,913
#CSC Holdings 144A 8.50% 4/15/14	307,000	303,163
Deutsche Telekom International Finance
5.25% 7/22/13	225,000	227,339
6.75% 8/20/18	575,000	620,314
8.75% 6/15/30	70,000	86,603
DirecTV Holdings 8.375% 3/15/13	108,000	109,080
Intelsat Jackson Holdings 11.25% 6/15/16	260,000	249,925
Lamar Media Group 6.625% 8/15/15	225,000	169,875
MetroPCS Wireless
9.25% 11/1/14	200,000	186,250
#144A 9.25% 11/1/14	20,000	18,450
#Nielsen Finance 144A 11.625% 2/1/14	140,000	129,150
Rogers Communications 6.80% 8/15/18	640,000	666,885
Sprint Capital 8.375% 3/15/12	15,000	12,008
Sprint Nextel 6.00% 12/1/16	390,000	261,667
Telecom Italia Capital
5.25% 10/1/15	135,000	115,051
7.721% 6/4/38	145,000	135,746
#Telesat Canada 144A 11.00% 11/1/15	155,000	119,350
Thomson Reuters
5.95% 7/15/13	180,000	176,988
6.50% 7/15/18	245,000	227,535
Time Warner Cable
6.75% 7/1/18	430,000	420,652
8.75% 2/14/19	300,000	334,638
Verizon Communications
5.50% 2/15/18	100,000	97,781
5.55% 2/15/16	95,000	94,079
6.10% 4/15/18	65,000	66,049
8.95% 3/1/39	340,000	420,043
#Verizon Wireless Capital 144A
5.55% 2/1/14	505,000	501,844
8.50% 11/15/18	165,000	189,630
@#VimpelCom 144A 9.125% 4/30/18	380,000	241,300
#Vivendi 144A 6.625% 4/4/18	525,000	453,519
Vodafone Group
5.00% 9/15/15	100,000	94,762
5.375% 1/30/15	695,000	674,461
6.15% 2/27/37	65,000	63,279
Windstream 8.125% 8/1/13	149,000	147,510
		10,407,170
Consumer Cyclical – 2.34%
Centex 4.55% 11/1/10	190,000	169,100
CVS Caremark
4.875% 9/15/14	189,000	182,985
5.75% 6/1/17	423,000	423,931
6.25% 6/1/27	135,000	127,204
Lear 8.75% 12/1/16	90,000	17,550
Macy's Retail Holdings 6.65% 7/15/24	320,000	172,660
MGM MIRAGE
6.75% 4/1/13	225,000	131,625
*7.50% 6/1/16	95,000	51,775
*Neiman Marcus Group 10.375% 10/15/15	1,000	460
Ryland Group 5.375% 5/15/12	135,000	111,375
Target
5.125% 1/15/13	235,000	243,884
6.50% 10/15/37	150,000	138,929
Toll 8.25% 12/1/11	190,000	184,300
VF 5.95% 11/1/17	85,000	76,575

Wal-Mart Stores
5.25% 9/1/35	70,000	67,237
6.20% 4/15/38	245,000	265,805
Yum Brands 6.875% 11/15/37	377,000	307,846
		2,673,241
Consumer Non-Cyclical – 6.49%
Amgen
5.70% 2/1/19	20,000	20,826
6.375% 6/1/37	315,000	326,360
6.90% 6/1/38	150,000	166,167
#Anheuser-Busch InBev Worldwide 144A
7.75% 1/15/19	135,000	137,183
8.20% 1/15/39	480,000	485,057
Aramark 8.50% 2/1/15	188,000	183,770
#Bausch & Lomb 144A 9.875% 11/1/15	140,000	123,550
Bottling Group 6.95% 3/15/14	405,000	464,066
Covidien Inernational Finance
6.00% 10/15/17	89,000	90,686
6.55% 10/15/37	497,000	499,957
Delhaize America 9.00% 4/15/31	411,000	471,927
Delhaize Group
5.875% 2/1/14	45,000	45,463
6.50% 6/15/17	140,000	137,645
Diageo Capital 5.75% 10/23/17	496,000	495,139
General Mills 5.65% 9/10/12	165,000	171,162
GlaxoSmithKline Capital
4.375% 4/15/14	100,000	103,383
5.65% 5/15/18	195,000	209,320
HCA PIK 9.625% 11/15/16	100,000	84,250
*Jarden 7.50% 5/1/17	150,000	108,750
Kraft Foods 4.125% 11/12/09	260,000	260,595
Kroger
6.80% 12/15/18	195,000	203,445
6.90% 4/15/38	15,000	15,274
*7.50% 1/15/14	300,000	334,795
#President & Fellows of Harvard College 144A
6.00% 1/15/19	235,000	253,330
6.50% 1/15/39	305,000	323,645
Princeton University 5.70% 3/1/39	285,000	287,243
Quest Diagnostics 5.45% 11/1/15	371,000	331,087
Schering Plough
6.00% 9/15/17	230,000	237,487
6.55% 9/15/37	35,000	36,614
Wyeth 5.50% 2/1/14	763,000	796,583
		7,404,759
Electric – 2.78%
Baltimore Gas & Electric 6.125% 7/1/13	140,000	133,695
Columbus Southern Power 6.05% 5/1/18	100,000	94,779
Commonwealth Edison
5.80% 3/15/18	90,000	86,794
5.90% 3/15/36	115,000	98,084
6.15% 9/15/17	163,000	161,710
Detroit Edison 5.60% 6/15/18	141,000	136,317
Duke Energy Carolinas
5.75% 11/15/13	60,000	64,289
7.00% 11/15/18	125,000	143,942
#Electric de France 144A 6.95% 1/26/39	165,000	170,669
Illinois Power 6.125% 11/15/17	414,000	376,095
*#Israel Electric 144A 9.375% 1/28/20	200,000	214,414
Jersey Central Power & Light 7.35% 2/1/19	65,000	66,996
@#Korea Southern Power 144A 5.375% 4/18/13	160,000	144,318
MidAmerican Funding 6.75% 3/1/11	298,000	307,874
wMirant Mid Atlantic Pass Through Trust A 8.625% 6/30/12	277,153	275,767

NRG Energy 7.375% 2/1/16	115,000	109,825
PECO Energy 5.35% 3/1/18	97,000	95,498
@#Power Receivables Finance 144A 6.29% 1/1/12	51,431	50,376
PPL Electric Utilities 7.125% 11/30/13	205,000	218,145
#Texas Competitive Electric Holdings 144A 10.25% 11/1/15	185,000	137,825
Union Electric 6.70% 2/1/19	90,000	87,024
		3,174,436
Energy – 2.23%
Chesapeake Energy 7.25% 12/15/18	135,000	113,738
ConocoPhillips 6.50% 2/1/39	510,000	509,668
Dynergy Holdings 7.75% 6/1/19	70,000	54,600
OPTI Canada 7.875% 12/15/14	200,000	90,000
#PetroHawk Energy 144A 10.50% 8/1/14	200,000	191,500
Plains All American Pipeline 6.50% 5/1/18	255,000	213,897
Shell International Finance 6.375% 12/15/38	250,000	262,104
TransCanada Pipelines
5.85% 3/15/36	260,000	208,954
•6.35% 5/15/67	105,000	59,835
7.125% 1/15/19	55,000	58,401
7.25% 8/15/38	280,000	279,888
Weatherford International
5.95% 6/15/12	30,000	28,471
6.80% 6/15/37	125,000	87,795
7.00% 3/15/38	150,000	108,513
XTO Energy
6.50% 12/15/18	135,000	133,874
6.75% 8/1/37	155,000	141,317
		2,542,555
Finance Companies – 1.72%
General Electric Capital
*5.625% 5/1/18	490,000	452,654
5.875% 1/14/38	415,000	331,052
6.875% 1/10/39	350,000	311,019
•#ILFC E-Capital Trust II 144A 6.25% 12/21/65	290,000	95,174
International Lease Finance
5.35% 3/1/12	224,000	166,594
5.875% 5/1/13	148,000	107,159
6.625% 11/15/13	250,000	185,452
SLM 8.45% 6/15/18	365,000	310,991
		1,960,095
Insurance – 2.60%
•Hartford Financial Services Group 8.125% 6/15/38	585,000	337,107
MetLife 6.817% 8/15/18	395,000	401,958
•#MetLife Capital Trust X 144A 9.25% 4/8/38	400,000	288,006
#Metropolitan Life Global Funding I 144A 5.125% 4/10/13	135,000	129,327
w#Stingray Pass Through Trust 144A 5.902% 1/12/15	200,000	24,000
‡w#Twin Reefs Pass Through Trust 144A 0.00% 12/31/49	300,000	3,375
UnitedHealth Group
5.50% 11/15/12	322,000	322,739
5.80% 3/15/36	693,000	546,908
Unitrin 6.00% 5/15/17	334,000	213,195
WellPoint
5.00% 1/15/11	236,000	235,167
5.85% 1/15/36	460,000	376,995
5.95% 12/15/34	116,000	86,615
		2,965,392
Natural Gas – 0.78%
Enterprise Products Operating
6.30% 9/15/17	250,000	230,965
6.50% 1/31/19	141,000	131,069
6.875% 3/1/33	310,000	266,973

Kinder Morgan Energy Partners
5.80% 3/15/35		165,000	135,882
6.95% 1/15/38		135,000	128,168
			893,057
Real Estate – 0.30%
Regency Centers 5.875% 6/15/17		203,000	139,191
•#USB Realty 144A 6.091% 12/22/49		500,000	201,375
			340,566
Technology – 1.00%
IBM 6.50% 10/15/13		460,000	515,353
Oracle 5.75% 4/15/18		570,000	594,119
SunGard Data Systems 9.125% 8/15/13		42,000	35,280
			1,144,752
Transportation – 0.11%
@Red Arrow International Leasing 8.375% 3/31/12	RUB	7,431,393	124,730
			124,730
Total Corporate Bonds (cost $47,470,739)			45,216,661

Foreign Agencies – 0.75%Δ
France – 0.11%
France Telecom 7.75% 3/1/11	USD	113,000	119,533
			119,533
Republic of Korea – 0.19%
*Korea Development Bank 5.30% 1/17/13		240,000	218,304
			218,304
Qatar – 0.36%
#Ras Laffan Liquefied Natural Gas III 144A 5.838% 9/30/27		620,000	410,464
			410,464
United Arab Emirates – 0.09%
@#Taqu Abu Dhabi National Energy 144A 7.25% 8/1/18		117,000	105,602
			105,602
Total Foreign Agencies (cost $1,034,881)			853,903

Municipal Bonds – 1.68%
California State 5.00% 2/1/33		15,000	13,709
§California State Refunding 5.00% 2/1/33-14		5,000	5,833
California State University Systemwide Revenue 5.00% 11/1/30 (AMBAC)		105,000	101,216
New Jersey Economic Development Authority Revenue (Cigarette Tax) 5.75% 6/15/29		95,000	71,070
New York State Urban Development Series A-1 5.25% 3/15/34 (FGIC)		90,000	90,095
North Texas Tollway Authority Series A
5.50% 1/1/18		85,000	90,350
6.00% 1/1/19		40,000	43,508
6.00% 1/1/20		210,000	226,993
Oregon State Taxable Pension 5.892% 6/1/27		105,000	101,543
Portland, Oregon Sewer System Revenue Series A 5.00% 6/15/18		330,000	387,882
Texas Transportation Community Mobility 5.00% 4/1/19		330,000	379,272
West Virginia Economic Development Authority 5.37% 7/1/20 (MBIA)		30,000	26,929
@West Virginia Tobacco Settlement Finance Authority Series A 7.467% 6/1/47		665,000	384,596
Total Municipal Bonds (cost $2,193,508)			1,922,996

Non-Agency Asset-Backed Securities – 5.64%
•American Express Credit Account Master Trust Series 2008-3 A 1.28% 8/15/12		245,000	238,020
•Bank of America Credit Card Trust
Series 2008-A5 A5 1.53% 12/16/13		470,000	437,394
Series 2008-A7 A7 1.03% 12/15/14		145,000	128,404
Capital Auto Receivables Asset Trust Series 2007-3 A3A 5.02% 9/15/11		155,000	150,348
Capital One Multi-Asset Execution Trust Series 2007-A7 A7 5.75% 7/15/20		150,000	130,660
Caterpillar Financial Asset Trust
Series 2007-A A3A 5.34% 6/25/12		164,285	164,538
Series 2008-A A3 4.94% 4/25/14		290,000	285,134
Chase Issuance Trust Series 2008-A9 A9 4.26% 5/15/13		225,000	225,852
Citibank Credit Card Issuance Trust Series 2007-A3 A3 6.15% 6/15/39		150,000	113,411
@Citicorp Residential Mortgage Securities Series 2006-3 A5 5.948% 11/25/36		300,000	131,103

CNH Equipment Trust
Series 2007-B A3A 5.40% 10/17/11	155,000	153,499
Series 2008-A A3 4.12% 5/15/12	100,000	97,567
Series 2008-A A4A 4.93% 8/15/14	145,000	133,194
Series 2008-B A3A 4.78% 7/16/12	145,000	140,628
Daimler Chrysler Auto Trust Series 2008-B A3A 4.71% 9/10/12	200,000	182,119
Discover Card Master Trust
Series 2007-A1 A1 5.65% 3/16/20	150,000	127,658
Series 2008-A4 A4 5.65% 12/15/15	500,000	467,574
@#Dunkin Securitization Series 2006-1 A2 144A 5.779% 6/20/31	150,000	101,399
Ford Credit Auto Owner Trust Series 2007-B A3A 5.15% 11/15/11	155,000	147,956
•#Golden Credit Card Trust Series 2008-3 A 144A 1.33% 7/15/17	750,000	680,655
Harley-Davidson Motorcycle Trust
#Series 2006-1 A2 144A 5.04% 10/15/12	92,044	89,306
Series 2007-2 A3 5.10% 5/15/12	80,315	78,945
Hyundai Auto Receivables Trust
Series 2007-A A3A 5.04% 1/17/12	170,000	170,398
Series 2008-A A3 4.93% 12/17/12	280,000	253,925
John Deere Owner Trust Series 2008-A A3 4.18% 6/15/12	200,000	194,370
@•#MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.006% 7/25/35	123,712	94,021
•MBNA Credit Card Master Note Trust Series 2005-A4 0.37% 11/15/12	140,000	132,811
@•Merrill Lynch Mortgage Investors Series 2006-AR1 A2C 0.55% 3/25/37	385,000	265,722
Mid-State Trust
@Series 11 A1 4.864% 7/15/38	15,926	13,672
@Series 2004-1 A 6.005% 8/15/37	16,283	13,490
@Series 2005-1 A 5.745% 1/15/40	183,627	127,793
@#Series 2006-1 A 144A 5.787% 10/15/40	375,944	264,376
@ÕRenaissance Home Equity Loan Trust Series 2007-2 AF2 5.675% 6/25/37	290,000	219,175
RSB Bondco Series 2007-A A2 5.72% 4/1/18	215,000	219,488
@ÕStructured Asset Securities Series 2001-SB1 A2 3.375% 8/25/31	71,253	57,539
Total Non-Agency Asset-Backed Securities (cost $7,276,056)		6,432,144

Non-Agency Collateralized Mortgage Obligations – 5.62%
•Adjustable Rate Mortgage Trust Series 2005-10 3A11 5.412% 1/25/36	553,020	423,581
Citicorp Mortgage Securities Series 2006-4 3A1 5.50% 8/25/21	284,655	247,739
@Õ•Countrywide Alternative Loan Trust Series 2005-63 3A1 5.889% 11/25/35	495,142	261,363
wCountrywide Home Loan Mortgage Pass Through Trust
Series 2006-1 A2 6.00% 3/25/36	358,326	240,303
@•Series 2006-HYB1 3A1 5.237% 3/20/36	168,258	87,539
@Õ•Series 2006-HYB3 3A1A 6.054% 5/20/36	438,640	240,762
•First Horizon Asset Securities Series 2007-AR2 1A1 5.846% 8/25/37	337,565	219,938
•GMAC Mortgage Loan Trust Series 2005-AR2 4A 5.173% 5/25/35	446,475	320,848
#GSMPS Mortgage Loan Trust 144A
Series 1998-3 A 7.75% 9/19/27	22,796	22,579
Series 1999-2 A 8.00% 9/19/27	54,311	62,144
Series 1999-3 A 8.00% 8/19/29	23,464	26,475
Series 2005-RP1 1A3 8.00% 1/25/35	408,499	365,450
Series 2005-RP1 1A4 8.50% 1/25/35	230,888	212,940
Series 2006-RP1 1A3 8.00% 1/25/36	155,626	132,212
GSR Mortgage Home Loan Trust Series 2004-2F 9A1 6.00% 9/25/19	186	183
•JPMorgan Mortgage Trust Series 2005-A4 1A1 5.397% 7/25/35	308,371	243,084
@Lehman Mortgage Trust Series 2005-2 2A3 5.50% 12/25/35	293,952	248,507
•MASTR Adjustable Rate Mortgages Trust Series 2006-2 4A1 4.982% 2/25/36	685,258	518,372
#MASTR Reperforming Loan Trust 144A
Series 2005-1 1A5 8.00% 8/25/34	118,045	123,267
Series 2005-2 1A4 8.00% 5/25/35	330,830	355,333
•Residential Funding Mortgage Security I Series 2006-SA3 3A1 6.043% 9/25/36	487,996	333,797
@•Structured Asset Securities Series 2005-6 B2 5.336% 5/25/35	118,495	33,584
•wWashington Mutual Mortgage Pass Through Certificates
@Series 2006-AR8 1A5 5.85% 8/25/46	94,101	27,585
@Series 2006-AR8 2A3 6.127% 8/25/36	65,471	21,464

Wells Fargo Mortgage Backed Securities Trust
Series 2006-4 1A8 5.75% 4/25/36		122,390	114,251
@Series 2006-4 2A3 5.75% 4/25/36		272,499	150,045
•Series 2006-AR5 2A1 5.547% 4/25/36		246,437	147,873
•Series 2006-AR10 5A1 5.595% 7/25/36		418,227	249,621
@•Series 2006-AR11 A7 5.51% 8/25/36		522,064	188,637
@•Series 2006-AR14 2A4 6.084% 10/25/36		348,233	120,454
@•Series 2006-AR18 2A2 5.712% 11/25/36		377,770	122,081
Series 2007-8 2A6 6.00% 7/25/37		160,000	95,631
Series 2007-13 A7 6.00% 9/25/37		687,742	454,340
Total Non-Agency Collateralized Mortgage Obligations (cost $9,517,945)			6,411,982

«Senior Secured Loans – 1.57%
Aramark
1.309% 1/26/14		20,907	18,408
Term Tranche Loan B 3.334% 1/26/14		329,093	289,751
Bausch & Lomb
Term Tranche Loan B 6.50% 4/11/15		346,600	289,534
Term Tranche Loan DD 3.604% 4/11/15		87,525	73,115
Community Health Systems
Term Tranche Loan B 4.427% 7/2/14		413,835	351,178
Term Tranche Loan DD 2.898% 8/25/14		21,165	17,960
Dr Pepper Snapple Group 2.409% 4/10/13		237,273	225,409
Ford Motor Term Tranche Loan B 5.00% 11/29/13		205,000	75,424
General Motors Term Tranche Loan B 2.784% 11/17/13		250,000	110,804
HCA Term Term Tranche Loan B1 3.709% 11/18/13		215,000	178,840
Texas Competitive Electric Holdings Term Tranche Loan B2 4.162% 10/10/14		222,929	155,648
Total Senior Secured Loans (cost $1,830,620)			1,786,071

Sovereign Debt – 2.34%Δ
Brazil – 0.19%
Republic of Brazil 5.875% 1/15/19	USD	226,000	216,960
			216,960
Colombia – 0.10%
*Republic of Colombia 7.375% 3/18/19	USD	113,000	112,435
			112,435
Germany – 1.14%
Bundesobligation 3.50% 4/12/13	EUR	968,300	1,296,092
			1,296,092
Mexico – 0.76%
Mexican Government 10.00% 11/20/36	MXN	7,798,000	661,571
*Mexican United States 5.95% 3/19/19	USD	210,000	205,380
			866,951
Russia – 0.15%
Russia Government 7.50% 3/31/30	USD	186,200	174,077
			174,077
Total Sovereign Debt (cost $2,630,528)			2,666,515

Supranational Banks – 1.24%
European Investment Bank
6.00% 8/14/13	AUD	477,000	322,308
6.125% 1/23/17	AUD	128,000	87,462
7.75% 10/26/10	NZD	382,000	209,296
11.25% 2/14/13	BRL	555,000	235,973
Inter-American Development Bank 5.75% 6/15/11	AUD	299,000	197,993
International Bank for Reconstruction & Development 7.50% 7/30/14	NZD	600,000	362,141
Total Supranational Banks (cost $1,841,619)			1,415,173

U.S. Treasury Obligations – 0.63%
*U.S. Treasury Bonds 4.375% 2/15/38	USD	270,000	306,112
U.S. Treasury Notes
1.75% 1/31/14		215,000	213,825
*3.75% 11/15/18		180,000	193,895
Total U.S. Treasury Obligations (cost $728,326)			713,832

		Number of
		Shares
Preferred Stock – 0.47%
•Bank of America 8.00%		65,000	34,471
•JPMorgan Chase 7.90%		415,000	316,182
•PNC Fiinancial Services Group 8.25%		250,000	186,864
Total Preferred Stock (cost $721,651)			537,517

Warrant – 0.00%
†#Solutia144A, exercise price $7.59, expiration date 7/15/09		20	0
Total Warrant (cost $1,711)			0

		Principal
		Amount°
Repurchase Agreement** – 7.57%
BNP Paribas 0.21%, dated 1/30/09, to be
repurchased on 2/2/09, repurchase price $8,634,151
(collateralized by U.S. Government obligations, 6.00%,
8/15/09 - 10/22/09; market value $8,809,364)	USD	8,634,000	8,634,000
Total Repurchase Agreement (cost $8,634,000)			8,634,000

Total Value of Securities Before Securities Lending Collateral – 106.61%
(cost $129,628,013)			121,655,840
		Number of
		Shares
Securities Lending Collateral*** – 5.40%
Investment Companies
Mellon GSL DBT II Collateral Fund		6,300,903	6,154,846
†Mellon GSL DBT II Liquidation Trust		51,711	5
Total Securities Lending Collateral (cost $6,352,614)			6,154,851

Total Value of Securities – 112.01%
(cost $135,980,627)			127,810,691 ©
Obligation to Return Securities Lending Collateral*** – (5.57%)			(6,352,614)
Liabilities Net of Receivables and Other Assets (See Notes) – (6.44%)z			(7,348,859)
Net Assets Applicable to 14,094,564 Shares Outstanding – 100.00%			$114,109,218

°Principal amount is stated in the currency in which each security is denominated.

AUD – Australian Dollar
BRL – Brazilian Real
EUR – European Monetary Unit
GBP – British Pound Sterling
JPY – Japanese Yen
MXN – Mexican Peso
NZD – New Zealand Dollar
RUB – Russian Ruble
USD – United States Dollar

•Variable rate security. The rate shown is the rate as of January 31, 2009.
†Non income producing security.
*Fully or partially on loan.
**See Note 1 in "Notes."
***See Note 8 in "Notes."
©Includes $6,146,196 of securities loaned.
¥Fully or partially pledged as collateral for financial futures contracts.
wPass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
^Zero coupon security. The rate shown is the yield at the time of purchase.

#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At January 31, 2009, the aggregate amount of Rule 144A securities was $11,186,876, which represented 9.80% of the Portfolio’s net assets. See Note 8 in "Notes."
@Illiquid security. At January 31, 2009, the aggregate amount of illiquid securities was $5,713,446, which represented 5.01% of the Portfolio’s net assets. See Note 8 in “Notes.”
‡Non income producing security. Security is currently in default.
ΔSecurities have been classified by country of origin.
§Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded.
«Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale.
zOf this amount, $12,047,783 represents payable for securities purchased as of January 31, 2009.
ÕRestricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At January 31, 2009, the aggregate amount of restricted securities was $778,839 or 0.68% of the Portfolio’s net assets. Further details on these holdings appear below and in Note 8 in "Notes."

Investment	Date of Acquisition	Cost	Value
Countrywide Alternative Loan Trust Series 2005-63 3A1 5.889% 11/25/35	9/28/05	$496,869	$261,363
Countrywide Home Loan Mortgage Pass Through Trust
Series 2006-HYB3 3A1A 6.054% 5/20/36	3/29/06	439,173	240,762
Renaissance Home Equity Loan Trust Series 2007-2 AF2 5.675% 6/25/37	5/14/07	290,000	219,175
Structured Asset Securities Series 2001-SB1 A2 3.375% 8/25/31	12/17/04	67,220	57,539
Total			$778,839

Summary of Abbreviations:
AMBAC – Insured by the AMBAC Assurance Corporation
ARM – Adjustable Rate Mortgage
CDS – Credit Default Swap
FGIC – Insured by the Financial Guaranty Insurance Company
GNMA – Government National Mortgage Association
GSMPS – Goldman Sachs Reperforming Mortgage Securities
MASTR – Mortgage Asset Securitization Transactions, Inc.
MBIA – Insured by the Municipal Bond Insurance Association
PIK – Pay-in-kind
RSB – Rate Stabilization Bonds
S.F. – Single Family
TBA – To be announced
yr – Year

The following foreign currency exchange contracts and swap contracts were outstanding at January 31, 2009:

Foreign Currency Exchange Contracts[1]
					Unrealized
					Appreciation
Contracts to Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
AUD	(820,421)	USD	538,237	2/27/09	$ 17,948
BRL	209,452	USD	(89,932)	2/27/09	349
EUR	(100,287)	USD	131,451	2/27/09	3,140
EUR	(664,533)	USD	871,436	2/27/09	21,203
GBP	611,755	USD	(851,655)	2/27/09	34,811
GBP	(839,232)	USD	1,166,532	2/27/09	(49,560)
JPY	46,973,062	USD	(526,781)	2/27/09	(3,628)
JPY	56,802,271	USD	(637,870)	2/27/09	(5,246)
NZD	(941,310)	USD	497,953	2/27/09	21,049
					$ 40,066

Swap Contracts[2]
Credit Default Swap Contracts
				Unrealized
Swap Counterparty &	Notional	Annual Protection	Termination	Appreciation
Referenced Obligation	Value	Payments	Date	(Depreciation)
Protection Purchased:
Barclays
Macy’s 10 yr CDS	$ 175,000	5.20%	12/20/18	$ 4,413
Citigroup Global Markets
CenturyTel 5 yr CDS	282,000	1.71%	9/20/13	(7,701)
JPMorgan Chase Bank
Donnelley (R.R.) CDS	610,000	3.77%	3/20/14	2,664
Embarq
6 yr CDS	50,000	2.60%	9/20/14	(3,478)
7 yr CDS	185,000	0.77%	9/20/14	4,409
	$1,302,000			$307
Protection Sold:
Barclay’s
CDX High Yield 11.1 CDS	$1,287,000	5.00%	12/20/13	$(74,110)
CDX High Yield 11.2 CDS	653,400	5.00%	12/20/13	(18,839)
	$1,940,400			$(92,949)

The use of foreign currency exchange contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Portfolio’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.

1See Note 3 in “Notes.”
2See Note 6 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Pooled® Trust -The Core Plus Fixed Income Portfolio (Portfolio).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices. Other long-term debt securities are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Investment companies are valued at net asset value per share. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Financial futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolio values its securities at 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading or news events, may have occurred in the interim. To account for this, the Portfolio may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provisions for federal income taxes has been made in the financial statements as the Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolio tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Portfolio did not record any tax benefit or expense in the current period.

Repurchase Agreements – The Portfolio may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolio’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Portfolio isolates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. For foreign equity securities, these changes are included in realized gains (losses) on investments. The Portfolio reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments
At January 31, 2009, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At January 31, 2008, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$136,070,122
Aggregate unrealized appreciation	2,590,654
Aggregate unrealized depreciation	(10,850,085)
Net unrealized depreciation	$(8,259,431)

For federal income tax purposes, at October 31, 2008, capital loss carryforwards of $5,421,304 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $394,175 expires in 2013; $1,651,932 expires in 2014; $1,588,204 expires in 2015 and $1,786,993 expires in 2016.

Effective November 1, 2008, the Portfolio adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets
Level 2 - inputs are observable, directly or indirectly
Level 3 - inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Portfolio’s investments by the FAS 157 fair value hierarchy levels as of January 31, 2009:

	Securities	Derivatives
Level 1	$9,347,832	$-
Level 2	115,965,431	725,956
Level 3	2,497,428	-
Total	$127,810,691	$725,956

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Balance as of 10/31/08	$2,619,889
Net realized gain/(loss)	(5,960)
Net change in unrealized
appreciation/(depreciation)	(130,419)
Net purchases, sales, ad settlements	13,918
Balance as of 1/31/09	$2,497,428

Net change in unrealized appreciation/
(depreciation) from investments still held
as of 1/31/09	$(130,419)

3. Foreign Currency Exchange Contracts
The Portfolio may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Portfolio may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Portfolio may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

4. Financial Futures Contracts
The Portfolio may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Portfolio deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed.

When the contracts are closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. No financial futures contracts were outstanding at January 31, 2009.

5. Written Options
During the period ended January 31, 2009, the Portfolio entered into options contracts in accordance with its investment objectives. When the Portfolio writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Portfolio on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Portfolio has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

Transactions in written options during the period ended January 31, 2009 for the Portfolio were as follows:

	Number of contracts	Premiums
Options outstanding at October 31, 2008	-	$ -
Options written	64	33,445
Options terminated in closing purchase transactions	(64)	(33,445)
Options outstanding at January 31, 2009	-	$ -

6. Swap Contracts
The Portfolio may enter into interest rate swap contracts, index swap contracts and CDS contracts in accordance with its investment objectives. The Portfolio may use interest rate swaps to adjust the Portfolio’s sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Portfolio invests in, such as the corporate bond market. The Portfolio may also use index swaps as a substitute for future or options contracts if such contracts are not directly available to the Portfolio on favorable terms. The Portfolio may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

An interest rate swap involves payments received by the Portfolio from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Portfolio receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Portfolio’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts.

Index swaps involve commitments to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Portfolio will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Portfolio will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract.

A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Portfolio in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the referenced security (or basket of securities) to the counterparty.

During the period ended January 31, 2009, the Portfolio entered into CDS contracts as a purchaser and seller of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

Credit default swaps may involve greater risks than if the Portfolio had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Portfolio enters into a CDS contract as a purchaser of protection and no credit event occurs, its exposure is limited to the periodic payments previously made to the counterparty.

As the seller of protection in a CDS contract, the Portfolio would be required to pay the par (or other agreed-upon) value of a reference security (or basket of securities) to the counterparty in the event of a default, bankruptcy, failure to pay, obligation acceleration, modified restructuring, or agreed upon event (each of these events is a “Credit Event”). As the seller of protection, the Portfolio would have credit exposure to the reference security (or basket of securities). The Portfolio will not sell protection in a CDS contract if it cannot otherwise hold the security (or basket of securities). At January 31, 2009, the notional amount of protection sold by the Portfolio totaled $1,940,400 (1.70% of net assets), which reflects the maximum potential amount the Portfolio could be required to pay under such contracts. See the schedule of investments for a description of swap contracts outstanding.

Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Portfolio terminated its position in the agreement. Risks of entering into these agreements include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movements in the value of the underlying security, instrument, or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the schedule of investments.

7. Securities Lending
The Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with the Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the Mellon GSL DBT II Collateral Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Portfolio may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Portfolio may not receive an amount from the Collective Trust that is equal in amount to the collateral the Portfolio would be required to return to the borrower of the securities and the Portfolio would be required to make up for this shortfall. During the fiscal period ended January 31, 2009, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL DBT II Liquidation Trust. The Portfolio can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio, or at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Portfolio receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolio, the security lending agent and the borrower. The Portfolio records security lending income net of allocations to the security lending agent and the borrower.

At January 31, 2009, the value of securities on loan was $6,146,196, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the schedule of investments under the caption “Securities Lending Collateral.”

8. Credit and Market Risk
Some countries in which the Portfolio may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolio may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Portfolio.

The Portfolio invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Portfolio’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Portfolio may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Portfolio may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio’s Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio’s limitation on investments in illiquid assets. The Portfolio may also invest in securities exempt from registration under Section 4(2) of the Act, which exempts from registration transactions by an issuer not involving any public offerings. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Portfolio’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified in the schedule of investments.

Schedule of Investments (Unaudited)

Delaware Pooled Trust – The Emerging Markets Portfolio

January 31, 2009

	Number of	Value
	Shares	(U.S. $)
Common Stock – 92.20%Δ
Argentina – 0.68%
Tenaris ADR	147,756	$2,924,091
		2,924,091
Brazil – 8.11%
AES Tiete	235,194	1,355,407
Companhia de Concessoes Rodoviarias	232,000	2,285,000
*Companhia Vale do Rio Doce ADR	669,200	8,124,088
CPFL Energia	212,247	2,749,148
*CPFL Energia ADR	13,000	500,110
*Petroleo Brasileiro Class A ADR	338,600	7,334,076
†Redecard	763,200	8,635,344
Santos-Brasil	260,599	881,768
*†Votorantim Celulose e Papel ADR	549,150	3,185,070
		35,050,011
Chile – 1.41%
Banco Santander ADR	114,600	4,054,548
#Inversiones Aguas Metropolitanas 144A ADR	120,500	2,031,449
		6,085,997
China – 19.42%■
±China BlueChemical	8,112,000	4,261,302
±*China Construction Bank	26,262,000	12,808,780
±China Merchants Holdings International	4,566,000	8,037,472
±China Mobile	1,349,000	12,143,550
±China Power International Development	20,112,000	3,765,509
±*China Shenhua Energy Series H	6,340,000	13,517,434
±*China Shipping Development	10,236,000	9,922,790
±CNOOC	4,895,000	4,212,887
±*COSCO Pacific	9,388,000	8,397,864
±*Industrial & Commercial Bank of China Series H	16,099,000	6,806,670
		83,874,258
Colombia – 1.87%
BanColombia ADR	385,300	8,064,329
		8,064,329
Czech Republic – 0.63%
±Komercni Banka	24,703	2,716,185
		2,716,185
Egypt – 2.53%
MobiNil-Egyptian Mobile Services	181,227	4,333,951
Orascom Telecom GDR	326,317	6,611,182
		10,945,133
India – 0.82%
±Hero Honda Motors	199,210	3,554,708
		3,554,708
Israel – 1.73%
±Bezeq Israeli Telecommunication	5,053,302	7,482,284
		7,482,284
Kazakhstan – 0.50%
KazMunaiGas Exploration Production GDR	168,915	2,157,889
		2,157,889
Malaysia – 1.30%
±Tanjong	1,504,700	5,597,408
		5,597,408

Mexico – 6.13%
America Movil Series L ADR	311,900	8,892,270
Banco Compartamos	1,377,900	2,546,285
*Grupo Aeroportuario del Pacifico ADR	158,400	2,962,080
*Grupo Modelo Series C	1,386,100	3,697,926
Grupo Televisa ADR	321,700	4,500,583
Kimberly-Clark de Mexico Class A	1,182,500	3,860,102
		26,459,246
Philippines – 1.94%
*Philippine Long Distance Telephone ADR	189,000	8,363,250
		8,363,250
Poland – 1.01%
±Bank Pekao	140,847	4,372,719
		4,372,719
Republic of Korea – 1.69%
±†KB Financial Group	272,888	7,308,609
		7,308,609
Russia – 7.91%
Evraz Group GDR	231,514	1,967,869
Gazprom ADR	788,400	10,294,691
*LUKOIL ADR	346,264	11,617,157
Mobile TeleSystems ADR	431,100	9,182,430
NovaTek GDR	49,245	1,085,552
		34,147,699
Singapore – 3.41%
±Singapore Telecommunications	8,485,000	14,727,473
		14,727,473
South Africa – 7.40%
±African Bank Investments	4,356,016	11,132,872
±Impala Platinum Holdings	419,625	4,811,156
±Pretoria Portland Cement	1,497,070	4,312,776
±Sasol	312,788	8,342,459
±Telkom	298,474	3,382,106
		31,981,369
Taiwan – 14.42%
±Asustek Computer	5,196,848	4,683,181
±Chinatrust Financial Holding	12,596,815	4,138,192
Chunghwa Telecom ADR	336,477	5,060,614
±Far EasTone Telecommunications	6,696,765	6,463,914
±Lite-On Technology	12,028,966	7,202,656
±MediaTek	1,748,574	12,528,019
±Mega Financial Holding	17,281,000	5,042,266
±President Chain Store	1,885,376	4,418,329
±†Taiwan Semiconductor Manufacturing	10,428,015	12,749,511
		62,286,682
Thailand – 3.38%
±Kasikornbank Foreign	2,298,754	2,949,870
±Kasikornbank NVDR	213,546	270,728
PTT PCL	1,810,400	8,279,663
±Siam Cement NVDR	1,093,100	3,096,350
		14,596,611
Turkey – 5.91%
±†Akbank	3,732,444	10,732,597
±Tofas Turk Otomobil Fabrikasi	1,744,858	1,261,143
±Turkcell Iletisim Hizmet	2,556,328	13,549,949
		25,543,689
Total Common Stock (cost $657,524,920)		398,239,640

Preferred Stock – 6.07%
Brazil – 3.04%
AES Tiete	228,400	1,582,064
†Companhia Vale do Rio Doce Class A	114,836	1,386,447
Investimentos Itau	2,400,277	7,573,287
Usinas Siderurgicas de Minas Gerais Class A	207,100	2,576,253
		13,118,051

Republic of Korea – 3.03%
±Hyundai Motor	370,720	4,100,643
±Samsung Electronics	41,398	9,000,305
		13,100,948
Total Preferred Stock (cost $50,399,298)		26,218,999

	Principal
	Amount
Repurchase Agreement** – 1.77%
BNP Paribas 0.21%, dated 1/30/09, to be
repurchased on 2/2/09, repurchase price $7,625,133
(collateralized by U.S. Government obligations, 6.00%,
8/15/09 -10/22/09; market value $7,779,870)	$7,625,000	7,625,000
Total Repurchase Agreement (cost $7,625,000)		7,625,000
Total Value of Securities Before Securities Lending Collateral – 100.04%
(cost $715,549,218)		432,083,639

	Number of
	Shares
Securities Lending Collateral*** – 8.59%
Investment Companies
Mellon GSL DBT II Collateral Fund	37,983,425	37,102,861
†Mellon GSL DBT II Liquidation Trust	575,855	58
Total Securities Lending Collateral (cost $38,559,280)		37,102,919

Total Value of Securities – 108.63%
(cost $754,108,498)		469,186,558	©
Obligation to Return Securities Lending Collateral***– (8.93%)		(38,559,280)
Receivables and Other Assets Net of Liabilities (See Notes) – 0.30%		1,283,875
Net Assets Applicable to 77,080,399 Shares Outstanding – 100.00%		$431,911,153

ΔSecurities have been classified by country of origin.
*Fully or partially on loan.
†Non income producing security.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At January 31, 2009, the aggregate amount of Rule 144A securities was $2,031,449, which represented 0.47% of Portfolio’s net assets. See Note 5 in "Notes."
■Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.
**See Note 1 in “Notes.”
***See Note 4 in “Notes.”
©Includes $34,990,149 of securities loaned.
±Security is being valued based on international fair value pricing. At January 31, 2009, the aggregate amount of international fair value priced securities was $263,802,666, which represented 61.08% of the Portfolio’s net assets. See Note 1 in "Notes."

Summary of Abbreviations:
ADR – American Depositary Receipts
GDR – Global Depositary Receipts
NVDR – Non-Voting Depositary Receipts

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Pooled Trust -The Emerging Markets Portfolio (Portfolio).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Investment companies are valued at net asset value per share. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolio values its securities at 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading or new events, may have occurred in the interim. To account for this, the Portfolio may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolio’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Portfolio did not record any tax benefit or expense in the current period.

Repurchase Agreements – The Portfolio may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S government. The respective collateral is held by the Portfolio’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Portfolio does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Portfolio reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Portfolio is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Portfolio’s understanding of the applicable country’s tax rules and rates. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments
At January 31, 2009, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At January 31, 2009, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$755,344,093
Aggregate unrealized appreciation	10,445,316
Aggregate unrealized depreciation	(296,602,851)
Net unrealized depreciation	$(286,157,535)

Effective November 1, 2008, the Portfolio adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund's investments by the FAS 157 fair value hierarchy levels as of January 31, 2009:

Securities
Level 1	$166,249,524
Level 2	302,936,976
Level 3	58
Total	$469,186,558

As a result of utilizing international fair value pricing at January 31, 2009, the majority of the portfolio was categorized as level 2 in the FAS 157 hierarchy.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Balance as of 10/31/08	$31,096
Net change in unrealized
appreciation/depreciation	(31,038)
Balance as of 1/31/09	$58
Net change in unrealized
appreciation/depreciation from
investments still held as of 1/31/09	$(31,038)

3. Foreign Currency Exchange Contracts
The Portfolio may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Portfolio may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Portfolio may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

4. Securities Lending
The Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the Mellon GSL DBT II Collateral Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Portfolio may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Portfolio may not receive an amount from the Collective Trust that is equal in amount to the collateral the Portfolio would be required to return to the borrower of the securities and the Portfolio would be required to make up for this shortfall. During the fiscal period ended January 31, 2009, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL DBT II Liquidation Trust. The Portfolio can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Portfolio receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolio, the security lending agent and the borrower. The Portfolio records security lending income net of allocations to the security lending agent and the borrower.

At January 31, 2009, the value of securities on loan was $34,990,149, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the schedule of investments under the caption "Securities Lending Collateral".

5. Credit and Market Risk
Some countries in which the Portfolio may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the Untied States. Consequently, acquisition and disposition of securities by the Portfolio may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Portfolio.

The Portfolio may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio's Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio's limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of January 31, 2009, no securities have been determined to be illiquid under the Portfolio’s Liquidity Procedures. Rule 144A securities have been identified on the schedule of investments.

Schedule of Investments (Unaudited)

Delaware Pooled® Trust – The Focus Smid-Cap Growth Equity Portfolio

January 31, 2009

	Number of
	Shares	Value
Common Stock– 95.05%
Basic Industry/Capital Goods – 4.07%
Graco	7,100	$151,017
		151,017
Business Services – 13.74%
Corporate Executive Board	3,500	70,700
Expeditors International of Washington	5,800	161,298
Heartland Payment Systems	14,000	126,980
†Lamar Advertising Class A	4,600	41,446
†VeriFone Holdings	23,600	109,268
		509,692
Consumer Durables – 2.85%
Gentex	12,600	105,714
		105,714
Consumer Non-Durables – 17.33%
DineEquity	3,800	33,592
Fastenal	4,600	157,228
†NetFlix	6,400	231,296
†Peet’s Coffee & Tea	5,800	117,856
Whole Foods Market	10,050	103,013
		642,985
Consumer Services – 7.42%
†Interval Leisure Group	22,600	113,226
Weight Watchers International	7,100	161,951
		275,177
Energy – 3.71%
†Core Laboratories	2,050	137,740
		137,740
Financials – 11.03%
†Affiliated Managers Group	3,400	136,646
†IntercontinentalExchange	2,300	130,939
optionsXpress Holdings	13,000	141,570
		409,155
Health Care – 8.50%
†Abiomed	7,600	102,524
†Intuitive Surgical	550	56,777
Techne	2,600	155,922
		315,223
Technology – 21.94%
Blackbaud	11,900	132,447
†j2 Global Communications	11,200	219,295
†SBA Communications Class A	6,650	132,335
†Teradata	10,400	136,552
†VeriSign	10,000	193,100
		813,729
Transportation – 4.46%
C.H. Robinson Worldwide	3,600	165,528
		165,528
Total Common Stock (cost $5,614,165)		3,525,960

	Principal
	Amount
Repurchase Agreement* – 5.39%
BNP Paribas 0.21%, dated 1/30/09, to be
repurchased on 2/2/09, repurchase price $200,004
(collateralized by U.S. Government obligations, 6.00%,
8/15/09 - 10/22/09; market value $204,062)	$200,000	200,000
Total Repurchase Agreement (cost $200,000)		200,000

Total Value of Securities Before Securities Lending Collateral – 100.44%
(cost $5,814,165)		3,725,960

	Number of
	Shares
Securities Lending Collateral** – 0.00%
Investment Companies
†Mellon GSL DBT II Liquidation Trust	13,796	1
Total Securities Lending Collateral (cost $13,796)		1

Total Value of Securities – 100.44%
(cost $5,827,961)		3,725,961
Obligation to Return Securities Lending Collateral**– (0.37%)		(13,796)
Liabilities Net of Receivables and Other Assets (See Notes) – (0.07%)		(2,421)
Net Assets Applicable to 675,716 Shares Outstanding – 100.00%		$3,709,744

*See Note 1 in “Notes.”
** See Note 3 in “Notes.”
†Non income producing security.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Pooled® Trust – The Focus Smid-Cap Growth Equity Portfolio (Portfolio).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Investment companies are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolio values its securities at 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading or new events, may have occurred in the interim. To account for this, the Portfolio may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolio’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Portfolio did not record any tax benefit or expense in the current period.

Repurchase Agreements – The Portfolio may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolio’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments
At January 31, 2009, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At January 31, 2009, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$5,881,673
Aggregate unrealized appreciation	139,501
Aggregate unrealized depreciation	(2,295,213)
Net unrealized depreciation	$(2,155,712)

For federal income tax purposes, at October 31, 2008, capital loss carryforwards of $636,923 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire in 2016.

Effective November 1, 2008, the Portfolio adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets
Level 2 - inputs are observable, directly or indirectly
Level 3 - inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Portfolio’s investments by the FAS 157 fair value hierarchy levels as of January 31, 2009:

Securities
Level 1	$3,725,960
Level 2	-
Level 3	1
Total	$3,725,961

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Balance as of 10/31/08	$745
Net change in unrealized
appreciation/depreciation	(744)
Balance as of 1/31/09	$1

Net change in unrealized
appreciation/depreciation on
investments still held as of 1/31/09	$(744)

3. Securities Lending
The Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with the Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the Mellon GSL DBT II Collateral Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Portfolio may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Portfolio may not receive an amount from the Collective Trust that is equal in amount to the collateral the Portfolio would be required to return to the borrower of the securities and the Portfolio would be required to make up for this shortfall. During the fiscal period ended January 31, 2009, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL DBT II Liquidation Trust. The Portfolio can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio, or at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Portfolio receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolio, the security lending agent and the borrower. The Portfolio records security lending income net of allocations to the security lending agent and the borrower. For the period ended January 31, 2009, there were no securities on loan outstanding.

4. Credit and Market Risk
The Portfolio invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Portfolio may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio’s Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Portfolio’s 15% limit on investments in illiquid securities. As of January 31, 2009, there were no Rule 144A securities and no securities have been determined to be illiquid under the Portfolio's Liquidity Procedures.

Schedule of Investments (Unaudited)

Delaware Pooled® Trust – The Global Fixed Income Portfolio

January 31, 2009

		Principal	Value
		Amount°	(U.S. $)
Bonds – 98.02%
Australia – 3.70%
Queensland Treasury
6.00% 10/14/15	AUD	3,700,000	$2,540,036
6.00% 9/14/17	AUD	4,811,000	3,322,936
			5,862,972
Austria – 1.54%
Oesterreichische Kontrollbank 1.80% 3/22/10	JPY	217,000,000	2,447,453
			2,447,453
Belgium – 2.55%
Kingdom of Belgium 5.50% 9/28/17	EUR	2,887,000	4,050,803
			4,050,803
Canada – 0.51%
Canadian Government 1.90% 3/23/09	JPY	72,000,000	802,679
			802,679
Denmark – 1.52%
Kingdom of Denmark 2.75%11/15/11	USD	2,350,000	2,402,452
			2,402,452
Finland – 0.88%
Republic of Finland 5.375% 7/4/13	EUR	1,000,000	1,400,695
			1,400,695
France – 7.24%
Compagnie de Financement Foncier 0.60% 3/23/10	JPY	793,000,000	8,646,932
Government of France 5.00% 10/25/16	EUR	2,000,000	2,826,629
			11,473,561
Germany – 8.92%
DSL Bank 1.75% 10/7/09	JPY	159,000,000	1,782,469
KFW
1.85% 9/20/10	JPY	75,000,000	851,412
5.25% 7/4/12	EUR	4,631,000	6,355,137
Rentenbank 1.375% 4/25/13	JPY	469,000,000	5,147,802
			14,136,820
Greece – 2.25%
Hellenic Republic 5.25% 5/18/12	EUR	2,733,000	3,569,783
			3,569,783
Hungary – 1.31%
Republic of Hungary 5.75% 6/11/18	EUR	1,828,000	2,071,988
			2,071,988
Ireland – 1.23%
Republic of Ireland 5.00% 4/18/13	EUR	1,492,000	1,945,377
			1,945,377
Italy – 14.54%
Italy Buoni Poliennali Del Tesoro
3.75% 8/1/15	EUR	1,828,000	2,321,014
4.00% 2/1/37	EUR	3,133,000	3,321,283
4.50% 2/1/18	EUR	2,666,000	3,422,816
4.75% 2/1/13	EUR	3,890,000	5,241,105
Republic of Italy 3.70% 11/14/16	JPY	710,000,000	8,756,958
			23,063,176
Japan – 9.12%
Development Bank of Japan 2.30% 3/19/26	JPY	190,000,000	2,130,703
Japan Finance Corporation for Municipal Enterprises
1.55% 2/21/12	JPY	411,000,000	4,674,063
2.00% 5/9/16	JPY	660,000,000	7,664,818
			14,469,584

Mexico – 4.95%
Mexican Bonos
8.00% 12/23/10	MXN	2,881,100	205,164
9.00% 12/20/12	MXN	10,084,700	745,159
9.50% 12/18/14	MXN	33,136,100	2,522,346
10.00% 12/5/24	MXN	53,000,000	4,382,783
			7,855,452
Netherlands – 4.44%
Deutsche Telekom International Finance 8.75% 6/15/30	USD	829,000	1,025,630
E. ON International Finance 5.80% 4/30/18	USD	1,476,000	1,394,416
•ING Bank 6.125% 5/29/23	EUR	980,000	1,099,090
Netherlands Government 7.50% 1/15/23	EUR	1,443,000	2,474,511
Telefonica Europe 8.25% 9/15/30	USD	895,000	1,046,075
			7,039,722
Norway – 5.76%
Eksportfinans 1.80% 6/21/10	JPY	814,000,000	9,131,635
			9,131,635
Poland – 3.76%
Poland Government
5.25% 10/25/17	PLN	10,441,000	2,921,187
6.25% 10/24/15	PLN	10,104,000	3,034,092
			5,955,279
Spain – 2.05%
Instituto de Credito Ofcial
4.625% 6/6/12	GBP	994,000	1,515,761
5.625% 3/17/10	GBP	1,160,000	1,740,979
			3,256,740
Supranational – 0.64%
Nordic Investment Bank 1.70% 4/27/17	JPY	90,000,000	1,009,324
			1,009,324
United Kingdom – 14.35%
HSBC Holdings 6.25% 3/19/18	EUR	1,000,000	1,271,519
•Lloyds TSB Bank 5.625% 3/5/18	EUR	1,180,000	1,478,476
•SL Finance 6.375% 7/12/22	EUR	590,000	557,693
Standard Chartered Bank 5.875% 9/26/17	EUR	900,000	1,022,069
Tesco 5.50% 11/15/17	USD	1,380,000	1,338,048
U.K. Treasury
4.00% 9/7/16	GBP	2,809,000	4,204,723
5.00% 3/7/12	GBP	500,000	784,896
5.00% 9/7/14	GBP	3,900,000	6,277,886
6.00% 12/7/28	GBP	3,368,000	5,822,692
			22,758,002
United States – 6.76%
Bank of America 5.65% 5/1/18	USD	2,185,000	1,982,343
U.S. Treasury Bond 4.50% 5/15/38	USD	650,000	755,016
U.S. Treasury Notes
2.75% 10/31/13	USD	500,000	522,540
3.625% 6/15/10	USD	2,300,000	2,394,877
4.00% 8/15/18	USD	3,000,000	3,294,378
7.50% 11/15/24	USD	875,700	1,285,090
•Zurich Finance USA 4.50% 6/15/25	EUR	500,000	487,435
			10,721,679
Total Bonds (cost $157,217,725)			155,425,176

	Number of
	Shares
Repurchase Agreement* – 0.95%
BNP Paribas 0.21%, dated 1/30/09, to be
repurchased on 2/2/09, repurchase price $1,505,026
(collateralized by U.S. Government obligations, 6.00%,
8/15/09 - 10/22/09; market value $1,535,568	1,505,000	1,505,000
Total Repurchase Agreement (cost $1,505,000)		1,505,000

Total Value of Securities Before Securities Lending – 98.97%
(cost $158,722,725)		156,930,176
Securities Lending Collateral** – 0.00%
Investment Companies
†Mellon GSL DBT II Liquidation Trust	16,817	2
Total Securities Lending Collateral (cost $16,817)		2

Total Value of Securities – 98.97%
(cost $158,739,542)		156,930,178
Obligation to Return Securities Lending Collateral**– (0.01%)		(16,817)
Receivables and Other Assets Net of Liabilities (See Notes) – 1.04%		1,658,075
Net Assets Applicable to 15,969,872 Shares Outstanding – 100.00%		$158,571,436

°Principal amount is stated in the currency in which each security is denominated.
AUD – Australian Dollar
EUR – European Monetary Unit
GBP – British Pound Sterling
JPY – Japanese Yen
MXN – Mexican Peso
PLN – Polish Zloty
USD – United States Dollar

•Variable rate security. The rate shown is the rate as of January 31, 2009.
†Non income producing security.
*See Note 1 in “Notes.”
**See Note 3 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Pooled® Trust – The Global Fixed Income Portfolio (Portfolio).

Security Valuation – Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Other long-term debt securities are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Investment companies are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolio values its securities at 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading or newS events, may have occurred in the interim. To account for this, the Portfolio may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolio’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Portfolio did not record any tax benefit or expense in the current period.

Repurchase Agreements – The Portfolio may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolio’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Portfolio isolates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. The Portfolio reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments
At January 31, 2009, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At January 31, 2008, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$158,880,223
Aggregate unrealized appreciation	10,920,699
Aggregate unrealized depreciation	(12,870,744)
Net unrealized depreciation	$(1,950,045)

For federal income tax purposes, at October 31, 2008, capital loss carryforwards of $1,174,683 may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at October 31, 2008 will expire as follows: $167,312 expires in 2014 and $1,007,371 expires in 2016.

Effective November 1, 2008, the Portfolio adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Portfolio's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets
Level 2 - inputs are observable, directly or indirectly
Level 3 - inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund's investments by the FAS 157 fair value hierarchy levels as of January 31, 2008:

Securities
Level 1	$9,756,900
Level 2	147,173,276
Level 3	2
Total	$156,930,178

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Balance as of 10/31/08	$908
Net change in unrealized
appreciation/depreciation	(906)
Balance as of 1/31/09	$2

Net change in unrealized
appreciation/depreciation on
investments still held as of 1/31/09	$(906)

3. Securities Lending
The Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with the Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the Mellon GSL DBT II Collateral Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor's Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Portfolio may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust's net asset value per unit was less than $1.00. Under those circumstances, the Portfolio may not receive an amount from the Collective Trust that is equal in amount to the collateral the Portfolio would be required to return to the borrower of the securities and the Portfolio would be required to make up for this shortfall. During the fiscal period ended January 31, 2009, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL DBT II Liquidation Trust. The Portfolio can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio, or at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Portfolio receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolio, the security lending agent and the borrower. The Portfolio records security lending income net of allocations to the security lending agent and the borrower. For the period ended January 31, 2009, there were no outstanding securities on loan.

5. Credit and Market Risk
Some countries in which the Portfolio may nvest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolio may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Portfolio.

The Portfolio may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio’s Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Portfolio’s 10% limit on investments in illiquid securities. As of January 31, 2009, there were no Rule 144A securities and no securities have been determined to be illiquid under the Portfolio's Liquidity Procedures.

Schedule of Investments (Unaudited)

Delaware Pooled® Trust – The Global Real Estate Securities Portfolio

January 31, 2009

	Number of	Value
	Shares	(U.S. $)
Common Stock – 88.24%Δ
Australia – 7.01%
±Dexus Property Group	695,277	$327,391
±Gandel Retail Trust	318,232	358,951
±*Goodman Group	499,226	218,652
±Stockland	139,316	316,524
±Westfield Group	332,356	2,508,682
		3,730,200
Brazil – 0.57%
†BR Malls Participacoes	65,257	303,783
		303,783
Canada – 2.24%
Canadian Real Estate Investment Trust	27,768	456,743
*RioCan Real Estate Investment Trust	61,946	734,511
		1,191,254
Finland – 0.56%
±Citycon	149,125	297,304
		297,304
France – 6.10%
±*Fonciere Des Regions	9,519	580,958
±*Unibail-Rodamco	19,883	2,664,645
		3,245,603
■Hong Kong – 12.28%
±*China Overseas Land & Investment	488,000	638,210
±*†China Resources Beijing Land	414,000	478,178
±Hang Lung Group	193,000	621,639
±*Henderson Land Development	181,000	691,399
±*Link REIT	353,616	661,490
±New World China Land	517,200	128,905
±New World Development	288,000	273,000
±Shimao Property Holdings	72,000	46,266
±Sun Hung Kai Properties	299,000	2,648,987
±Wharf Holdings	138,000	341,000
		6,529,074
Italy – 1.00%
±*Beni Stabili	673,874	531,464
		531,464
Japan – 15.99%
±Aeon Mall	40,012	549,115
±Japan Prime Realty Investment	30	76,898
±Japan Real Estate Investment	82	739,096
±Mitsubishi Estate	197,800	2,593,978
±Mitsui Fudosan	198,900	2,565,270
±Nippon Accommodations Fund	52	222,925
±†Nippon Building Fund	94	1,008,524
±NTT Urban Development	188	161,554
±Sumitomo Realty & Development	15,300	175,242
±Tokyu REIT	64	410,252
		8,502,854
Malaysia – 0.76%
±KLCC Property Holdings	502,970	402,387
		402,387

Netherlands – 1.34%
±Corio	16,701	714,222
		714,222
Singapore – 1.49%
±*Ascendas Real Estate Investment Trust	316,000	298,543
±CapitaLand	188,000	291,119
±*CapitaMall Trust	194,796	201,979
		791,641
Sweden – 0.92%
±*Castellum	18,725	119,370
±*†Hufvudstaden - Class A	62,954	369,456
		488,826
United Kingdom – 4.32%
±Great Portland Estates	119,697	398,199
±Hammerson	103,634	607,045
±Land Securities Group	110,810	1,102,901
±Shaftesbury	48,948	191,412
		2,299,557
United States – 33.66%
*Alexandria Real Estate Equities	10,580	627,817
AMB Property	7,967	128,428
*Apartment Investment & Management	12,226	108,689
*AvalonBay Communities	6,048	313,347
Boston Properties	19,199	831,317
*BRE Properties	7,385	187,505
Camden Property Trust	12,800	337,408
*Corporate Office Properties Trust	10,500	276,990
†Corrections Corporation of America	46,900	646,282
Developers Diversified Realty	3,500	16,800
*Digital Realty Trust	22,258	710,030
Douglas Emmett	5,400	50,220
Duke Realty	7,800	71,838
*Entertainment Properties Trust	6,775	153,454
Equity Lifestyle Properties	4,200	158,466
Equity Residential	32,804	785,000
*Essex Property Trust	2,734	180,581
*Federal Realty Investment Trust	7,629	386,256
*HCP	48,872	1,140,672
*Health Care REIT	12,253	463,286
Highwoods Properties	11,900	268,464
*Host Hotels & Resorts	75,108	404,081
*Kilroy Realty	8,400	192,024
Kimco Realty	40,658	584,662
Kite Realty Group Trust	46,461	215,114
*Liberty Property Trust	40,349	806,980
*Macerich	23,540	346,980
Mack-Cali Realty	13,800	280,416
Nationwide Health Properties	10,300	262,959
ProLogis	25,600	256,256
Public Storage	20,196	1,249,527
Ramco-Gershenson Properties Trust	30,605	150,577
Regency Centers	17,480	617,044
Senior Housing Properties Trust	31,200	504,816
Simon Property Group	50,303	2,162,022
*Tanger Factory Outlet Centers	6,600	199,980
UDR	12,800	150,144
Ventas	21,308	593,854
*Vornado Realty Trust	21,393	1,086,978
		17,907,264
Total Common Stock (cost $79,510,881)		46,935,433
Exchange Traded Fund – 1.38%
*iShares Dow Jones U.S. Real Estate Index Fund	23,400	733,590
Total Exchange Traded Fund (cost $749,822)		733,590

	Principal
	Amount
Repurchase Agreement** – 0.59%
BNP Paribas 0.21%, dated 1/30/09, to be
repurchased on 2/2/09, repurchase price $313,005
(collateralized by U.S. Government obligations, 6.00%,
8/15/09 - 10/22/09; market value $319,357)	313,000	313,000
Total Repurchase Agreement (cost $313,000)		313,000

Total Value of Securities Before Securities Lending Collateral – 90.21%
(cost $80,573,703)		47,982,023

	Number of
	Shares
Securities Lending Collateral*** – 25.41%
Investment Companies
Mellon GSL DBT II Collateral Fund	13,877,514	13,516,218
† Mellon GSL DBT II Liquidation Trust	415,589	42
Total Securities Lending Collateral (cost $14,293,103)		13,516,260

Total Value of Securities – 115.62%
(cost $94,866,806)		61,498,283	©
Obligation to Return Securities Lending Collateral***– (26.87%)		(14,293,103)
Receivables and Other Assets Net of Liabilities (See Notes) – 11.25%		5,981,258
Net Assets Applicable to 15,142,684 Shares Outstanding – 100.00%		$53,186,438

ΔSecurities have been classified by country of origin.
†Non income producing security.
*Fully or partially on loan.
**See Note 1 in “Notes.”
***See Note 4 in “Notes.”
©Includes $13,413,357 of securities loaned.
■Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.
±Security is being valued based on international fair value pricing. At January 31, 2009, the aggregate amount of international fair value priced securities was $27,533,132, which represented 51.77% of the Portfolio’s net assets. See Note 1 in "Notes."

Summary of abbreviations:
AUD – Australian Dollar
REIT – Real Estate Investment Trust
USD – United States Dollar

The following foreign currency exchange contract was outstanding at January 31, 2009:

Foreign Currency Exchange Contracts[1]
					Unrealized
					Appreciation
Contracts to Deliver		In Exchange For		Settlement Date	(Depreciation)
AUD	(446,257)	USD	297,386	2/2/09	$13,384
					$13,384

1See Note 3 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Pooled Trust - The Global Real Estate Securities Portfolio (Portfolio).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Investment companies are valued at net asset value per share. Foreign currency exchange contracts are valued at the mean between the bid and asked prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolio values its securities at 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading or new events, may have occurred in the interim. To account for this, the Portfolio may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolio’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Portfolio did not record any tax benefit or expense in the current period.

Repurchase Agreements – The Portfolio may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S government. The respective collateral is held by the Portfolio’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Portfolio does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Portfolio reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Portfolio is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Portfolio’s understanding of the applicable country’s tax rules and rates. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments
At January 31, 2009, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At January 31, 2009, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$108,936,432
Aggregate unrealized appreciation	189,246
Aggregate unrealized depreciation	(47,627,395)
Net unrealized depreciation	$(47,438,149)

For federal income tax purposes, at October 31, 2008, capital loss carryforwards of $55,001,975 may be carried forward and applied against future capital gains. Such capital loss expire as follows: $1,245,667 expires in 2015 and $53,756,308 expires in 2016.

Effective November 1, 2008, the Portfolio adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Portfolio’s investments by the FAS 157 fair value hierarchy levels as of January 31, 2009:

	Securities	Derivatives
Level 1	$20,448,891	$-
Level 2	41,049,350	13,834
Level 3	42	-
Total	$61,498,283	$13,834

As a result of utilizing international fair value pricing at January 31, 2009, the majority of the portfolio was categorized as level 2 in the FAS 157 hierarchy.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Balance as of 10/31/08	$22,442
Net change in unrealized
appreciation/depreciation	(22,400)
Balance as of 1/31/09	$42

Net change in unrealized
appreciation/depreciation from
investments still held as of 1/31/09	$(22,400)

3. Foreign Currency Exchange Contracts
The Portfolio may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Portfolio may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Portfolio may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

4. Securities Lending
The Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the Mellon GSL DBT II Collateral Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Portfolio may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Portfolio may not receive an amount from the Collective Trust that is equal in amount to the collateral the Portfolio would be required to return to the borrower of the securities and the Portfolio would be required to make up for this shortfall. During the fiscal period ended Januray 31, 2009, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL DBT II Liquidation Trust. The Portfolio can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Portfolio receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolio, the security lending agent and the borrower. The Portfolio records security lending income net of allocations to the security lending agent and the borrower.

At January 31, 2009, the value of securities on loan was $13,413,357, for which the Portfolio received collateral, comprised of non-cash collateral valued at $122,500, and cash collateral of $14,293,103. Investments purchased with cash collateral are presented on the schedule of investments under the caption "Securities Lending Collateral".

5. Credit and Market Risk
The Portfolio concentrates its investments in the real estate industry and is subject to the risks associated with that industry. If the Portfolio holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. The Portfolio is also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations. Its investments may also tend to fluctuate more in value than a portfolio that invests in a broader range of industries.

Some countries in which the Portfolio may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolio may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Portfolio.

The Portfolio may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio’s Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Portfolio’s 15% limit on investments in illiquid securities. As of January 31, 2009, there were no Rule 144A securities and no securities have been determined to be illiquid under the Portfolio’s Liquidity Procedures.

Schedule of Investments (Unaudited)

Delaware Pooled® Trust – The High-Yield Bond Portfolio

January 31, 2009

	Principal
	Amount	Value
	(U.S. $)	(U.S. $)
Convertible Bonds – 0.69%
DR Horton 5.875% exercise price $102.94, expiration date 7/1/13	$30,000	$22,950
#Leap Wireless International 144A 4.50% exercise price $93.21, expiration date 7/15/14	82,000	54,633
†Mirant (Escrow) 2.50% exercise price $67.95, expiration date 6/15/21	20,000	0
NII Holdings 3.125% exercise price $118.32, expiration date 6/15/12	65,000	43,631
#Virgin Media 144A 6.50% exercise price $19.22, expiration date 11/15/16	40,000	18,250
Total Convertible Bonds (cost $125,285)		139,464

Corporate Bonds – 90.99%
Basic Industry – 10.12%
California Steel Industries 6.125% 3/15/14	85,000	58,650
Domtar 7.125% 8/15/15	85,000	62,475
#@Evraz Group 144A 9.50% 4/24/18	225,000	136,125
Freeport McMoRan Copper & Gold 8.25% 4/1/15	230,000	196,011
Georgia-Pacific
7.70% 6/15/15	45,000	38,925
8.875% 5/15/31	95,000	72,675
Hexion US Finance 9.75% 11/15/14	70,000	8,750
Huntsman International
7.375% 1/1/15	35,000	18,025
7.875% 11/15/14	70,000	36,750
Innophos 8.875% 8/15/14	145,000	113,825
#@Innophos Holdings 144A 9.50% 4/15/12	80,000	59,400
#MacDermid 144A 9.50% 4/15/17	220,000	108,900
*Momentive Performance Materials 9.75% 12/1/14	155,000	68,975
NewPage 10.00% 5/1/12	175,000	68,250
•Noranda Aluminium Acquisition PIK 6.595% 5/15/15	110,000	42,350
Norske Skog Canada 8.625% 6/15/11	140,000	65,800
#@Norske Skogindustrier 144A 7.125% 10/15/33	100,000	48,000
@=Port Townsend 12.431% 8/27/12	11,200	8,345
@Potlatch 13.00% 12/1/09	175,000	185,040
#Rock-Tenn 144A 9.25% 3/15/16	85,000	83,725
Rockwood Specialties Group 7.50% 11/15/14	125,000	103,125
#Ryerson 144A
•10.568% 11/1/14	75,000	43,125
12.00% 11/1/15	45,000	28,350
#@Sappi Papier Holding 144A 6.75% 6/15/12	220,000	140,178
#@Severstal 144A 9.75% 7/29/13	100,000	60,500
#Steel Dynamics 144A 7.75% 4/15/16	145,000	116,725
#Vedanta Resources 144A 9.50% 7/18/18	100,000	57,500
•Verso Paper Holdings 6.943% 8/1/14	95,000	28,025
		2,058,524
Brokerage – 0.57%
ETrade Financial 12.50% 11/30/17	80,000	44,800
LaBranche 11.00% 5/15/12	80,000	71,000
		115,800
Capital Goods – 4.68%
*Berry Plastics 8.875% 9/15/14	15,000	7,425
BWAY 10.00% 10/15/10	210,000	189,000
@CPG International 10.50% 7/1/13	85,000	48,025

*Graham Packaging 9.875% 10/15/14	200,000	128,000
*Graphic Packaging International 9.50% 8/15/13	215,000	164,475
Greenbrier 8.375% 5/15/15	100,000	54,500
@Intertape Polymer 8.50% 8/1/14	55,000	36,369
#Moog 144A 7.25% 6/15/18	75,000	67,500
*RBS Global/Rexnord 11.75% 8/1/16	100,000	65,500
Thermadyne Holdings 9.50% 2/1/14	125,000	80,625
Vought Aircraft Industries 8.00% 7/15/11	180,000	110,700
		952,119
Consumer Cyclical – 9.93%
*Associated Materials 9.75% 4/15/12	155,000	138,725
Building Materials Corporation of America 7.75% 8/1/14	75,000	49,875
Centex
4.55% 11/1/10	80,000	71,200
5.125% 10/1/13	35,000	27,125
*Denny's Holdings 10.00% 10/1/12	50,000	40,750
*Dollar General 10.625% 7/15/15	110,000	110,000
DR Horton
6.00% 4/15/11	40,000	35,000
7.875% 8/15/11	135,000	122,175
Ford Motor Credit
•4.01% 1/13/12	100,000	62,125
7.80% 6/1/12	190,000	129,797
9.875% 8/10/11	135,000	100,430
Global Cash Access 8.75% 3/15/12	120,000	103,800
*Goodyear Tire & Rubber 9.00% 7/1/15	50,000	46,375
#Invista 144A 9.25% 5/1/12	105,000	75,075
Lear 8.75% 12/1/16	265,000	51,675
Levi Strauss 9.75% 1/15/15	120,000	99,450
M/I Homes 6.875% 4/1/12	60,000	30,600
Mobile Mini 6.875% 5/1/15	80,000	57,200
*Neiman Marcus Group 10.375% 10/15/15	160,000	73,600
Ryland Group
5.375% 5/15/12	60,000	49,500
6.875% 6/15/13	95,000	79,325
Sally Holdings 10.50% 11/15/16	135,000	112,050
*Tenneco 8.625% 11/15/14	170,000	52,700
Toll
8.25% 2/1/11	230,000	224,250
8.25% 12/1/11	30,000	29,100
#*TRW Automotive 144A 7.00% 3/15/14	100,000	48,000
		2,019,902
Consumer Non-Cyclical – 6.07%
ACCO Brands 7.625% 8/15/15	100,000	45,500
Alliance One International 11.00% 5/15/12	10,000	8,750
*#Bausch & Lomb 144A 9.875% 11/1/15	230,000	202,974
Chiquita Brands International
7.50% 11/1/14	35,000	27,825
*8.875% 12/1/15	55,000	45,100
*Constellation Brands 8.125% 1/15/12	101,000	100,748
Cornell 10.75% 7/1/12	40,000	37,300
Cott Beverages USA 8.00% 12/15/11	55,000	31,625
Del Monte
6.75% 2/15/15	25,000	23,625
8.625% 12/15/12	25,000	25,500
Iron Mountain
6.625% 1/1/16	50,000	45,313
8.00% 6/15/20	85,000	79,050
*Jarden 7.50% 5/1/17	120,000	87,000
JohnsonDiversey Holdings 10.67% 5/15/13	95,000	71,250
LVB Acquisition
10.00% 10/15/17	105,000	107,100
11.625% 10/15/17	25,000	23,375

National Beef Packing 10.50% 8/1/11	95,000	73,625
Tyson Foods 7.35% 4/1/16	70,000	57,876
Visant Holding 8.75% 12/1/13	160,000	141,600
		1,235,136
Energy – 12.38%
AmeriGas Partners 7.125% 5/20/16	156,000	144,299
Chesapeake Energy
6.375% 6/15/15	85,000	72,250
6.625% 1/15/16	50,000	42,500
Complete Production Service 8.00% 12/15/16	75,000	52,875
Compton Petroleum Finance 7.625% 12/1/13	210,000	82,950
#Connacher Oil & Gas 144A 10.25% 12/15/15	200,000	76,000
#Copano Energy 144A 7.75% 6/1/18	75,000	57,750
Dynergy Holdings 7.75% 6/1/19	80,000	62,400
El Paso 6.875% 6/15/14	185,000	171,587
#El Paso Performance-Linked Trust 144A 7.75% 7/15/11	20,000	19,250
*Frontier Oil 8.50% 9/15/16	60,000	57,300
Geophysique-Veritas
7.50% 5/15/15	15,000	10,988
7.75% 5/15/17	115,000	82,800
#Helix Energy Solutions Group 144A 9.50% 1/15/16	190,000	109,250
#Hilcorp Energy I 144A
7.75% 11/1/15	120,000	94,200
9.00% 6/1/16	95,000	77,900
Inergy Finance
6.875% 12/15/14	30,000	26,100
8.25% 3/1/16	125,000	113,750
International Coal Group 10.25% 7/15/14	150,000	112,500
Key Energy Services 8.375% 12/1/14	115,000	83,375
Mariner Energy 8.00% 5/15/17	210,000	135,450
MarkWest Energy Partners 8.75% 4/15/18	125,000	90,313
Massey Energy 6.875% 12/15/13	170,000	149,599
OPTI Canada
7.875% 12/15/14	90,000	40,500
8.25% 12/15/14	38,000	17,670
PetroHawk Energy
#144A 7.875% 6/1/15	25,000	21,063
9.125% 7/15/13	100,000	92,500
@Petroleum Development 12.00% 2/15/18	90,000	56,700
Plains Exploration & Production 7.00% 3/15/17	100,000	84,125
Range Resources 7.25% 5/1/18	70,000	63,875
Regency Energy Partners 8.375% 12/15/13	131,000	102,180
#Tennessee Gas Place 144A 8.00% 2/1/16	35,000	34,913
Whiting Petroleum 7.25% 5/1/13	95,000	78,850
		2,517,762
Finance & Investments – 2.70%
#GMAC 144A
6.00% 12/15/11	25,000	18,506
6.625% 5/15/12	37,000	27,027
6.875% 9/15/11	55,000	43,325
6.875% 8/28/12	100,000	71,559
•Hartford Financial Services Group 8.125% 6/15/38	170,000	97,963
Leucadia National 8.125% 9/15/15	79,000	64,385
•#Liberty Mutual Group 144A 10.75% 6/15/58	155,000	93,131
#@Nuveen Investments 144A 10.50% 11/15/15	255,000	71,400
•USB Capital IX 6.189% 4/15/49	60,000	25,210
•Wells Fargo Capital XIII 7.70% 12/29/49	50,000	35,878
		548,384
Media – 6.75%
#Charter Communications Operating 144A 10.875% 9/15/14	470,000	408,900
CSC Holdings
6.75% 4/15/12	50,000	48,375
#144A 8.50% 4/15/14	8,000	7,900
#144A 8.50% 6/15/15	50,000	48,375

Dex Media West 9.875% 8/15/13	205,000	59,963
DirecTV Holdings 8.375% 3/15/13	43,000	43,430
EchoStar DBS 7.125% 2/1/16	55,000	50,875
#Expedia 144A 8.50% 7/1/16	70,000	55,650
Lamar Media
6.625% 8/15/15	100,000	75,500
*6.625% 8/15/15	105,000	79,275
#LBI Media 144A 8.50% 8/1/17	50,000	17,750
LIN Television 6.50% 5/15/13	70,000	38,150
Mediacom Capital 9.50% 1/15/13	70,000	61,950
Nielsen Finance
10.00% 8/1/14	70,000	62,300
#144A 11.625% 2/1/14	30,000	27,675
Quebecor Media 7.75% 3/15/16	130,000	102,700
#Rainbow National Services 144A 10.375% 9/1/14	70,000	71,225
Videotron
6.375% 12/15/15	20,000	17,700
#144A 9.125% 4/15/18	95,000	95,475
		1,373,168
Services Cyclical – 9.29%
Aramark 8.50% 2/1/15	190,000	185,725
#Ashtead Capital 144A 9.00% 8/15/16	100,000	60,500
@Cardtronics
9.25% 8/15/13	185,000	131,813
Corrections Corporation of America 6.25% 3/15/13	50,000	48,875
#Erac USA Finance 144A 6.375% 10/15/17	70,000	45,601
FTI Consulting 7.625% 6/15/13	245,000	237,649
#@Galaxy Entertainment Finance 144A 9.875% 12/15/12	140,000	73,500
Gaylord Entertainment
6.75% 11/15/14	50,000	37,000
8.00% 11/15/13	105,000	81,113
Hertz
8.875% 1/1/14	145,000	95,338
10.50% 1/1/16	45,000	23,681
Kansas City Southern de Mexico 9.375% 5/1/12	125,000	119,688
Lender Processing Services 8.125% 7/1/16	65,000	62,075
MGM MIRAGE
6.75% 4/1/13	145,000	84,825
*7.50% 6/1/16	105,000	57,225
*#144A 13.00% 11/15/13	50,000	45,750
Pinnacle Entertainment 8.75% 10/1/13	115,000	106,375
#@Pokagon Gaming Authority 144A 10.375% 6/15/14	222,000	195,359
RSC Equipment Rental 9.50% 12/1/14	80,000	51,000
#@Seminole Indian Tribe of Florida 144A
7.804% 10/1/20	145,000	116,107
8.03% 10/1/20	35,000	29,844
		1,889,043
Services Non-Cyclical – 6.24%
Advanced Medical Optics 7.50% 5/1/17	170,000	189,550
Alliance Imaging 7.25% 12/15/12	80,000	74,400
Casella Waste Systems 9.75% 2/1/13	200,000	168,000
*Community Health Systems 8.875% 7/15/15	195,000	188,663
HCA
6.50% 2/15/16	160,000	112,800
9.25% 11/15/16	280,000	268,100
•HealthSouth 8.323% 6/15/14	145,000	121,075
Select Medical 7.625% 2/1/15	185,000	117,475
Tenet Healthcare 7.375% 2/1/13	35,000	28,525
		1,268,588

Technology & Electronics – 1.89%
Amkor Technologies 7.75% 5/15/13	30,000	17,513
Celestica
7.625% 7/1/13	25,000	21,625
7.875% 7/1/11	45,000	42,750
Flextronics International
6.25% 11/15/14	75,000	58,313
6.50% 5/15/13	40,000	33,000
SunGard Data Systems
9.125% 8/15/13	78,000	65,520
10.25% 8/15/15	159,000	108,914
#144A 10.625% 5/15/15	45,000	37,575
		385,210
Telecommunications – 14.27%
‡@=Allegiance Telecom 11.75% 2/15/10	10,000	0
•Centennial Communications 7.185% 1/1/13	60,000	59,400
Cincinnati Bell
7.00% 2/15/15	90,000	80,550
7.25% 7/15/13	55,000	52,800
*Citizens Communications 7.125% 3/15/19	56,000	48,090
Cricket Communications 9.375% 11/1/14	245,000	224,175
Crown Castle International 9.00% 1/15/15	100,000	97,250
#Digicel 144A 9.25% 9/1/12	215,000	190,275
GCI 7.25% 2/15/14	55,000	48,263
Hughes Network Systems/Finance 9.50% 4/15/14	150,000	125,250
Inmarsat Finance 10.375% 11/15/12	245,000	243,774
Intelsat Jackson Holdings 11.25% 6/15/16	330,000	317,212
#Intelsat Subsidiary Holding 144A 8.875% 1/15/15	45,000	41,625
Lucent Technologies 6.45% 3/15/29	141,000	47,940
MetroPCS Wireless 9.25% 11/1/14	248,000	230,950
#Nordic Telephone Holdings 144A 8.875% 5/1/16	75,000	61,125
*Qwest Capital Funding 7.25% 2/15/11	115,000	106,950
Rogers Communications 8.00% 12/15/12	70,000	70,525
Sprint Nextel 6.00% 12/1/16	320,000	214,701
#Telesat Canada 144A
11.00% 11/1/15	100,000	77,000
12.50% 11/1/17	30,000	20,250
Time Warner Telecom Holdings 9.25% 2/15/14	75,000	69,000
#@VimpelCom 144A 9.125% 4/30/18	200,000	127,000
Virgin Media Finance 8.75% 4/15/14	185,000	158,175
#Wind Acquisition Finance 144A 10.75% 12/1/15	75,000	67,125
Windstream 8.125% 8/1/13	125,000	123,750
		2,903,155
Utilities – 6.10%
AES
7.75% 3/1/14	29,000	27,768
8.00% 10/15/17	140,000	132,300
#144A 8.75% 5/15/13	33,000	33,248
Edison Mission Energy
7.00% 5/15/17	40,000	37,400
7.625% 5/15/27	130,000	106,275
Elwood Energy 8.159% 7/5/26	140,794	111,367
Midwest Generation 8.30% 7/2/09	15,517	15,515
wMirant Mid Atlantic Pass Through Trust A 8.625% 6/30/12	60,890	60,585
Mirant North America 7.375% 12/31/13	170,000	164,900
NRG Energy 7.375% 2/1/16	195,000	186,224
Orion Power Holdings 12.00% 5/1/10	125,000	128,125
Reliant Energy 7.625% 6/15/14	90,000	74,025
#Texas Competitive Electric Holdings 144A 10.25% 11/1/15	220,000	163,900
		1,241,632
Total Corporate Bonds (cost $22,690,530)		18,508,423

«Senior Secured Loans – 3.97%
Ford Motor Term Tranche Loan B 5.00% 11/29/13	435,000	160,045
General Motors Term Tranche Loan B 2.784% 11/17/13	369,682	163,848
Harrah's Operating Term Tranche Loan B 4.468% 1/28/15	145,000	90,658
Northwest Airlines 2.45% 8/21/13	70,000	59,150
Talecris Biotherapeutics 2nd Lien 7.74% 12/6/14	185,000	157,713
Taxes Competitive Electric Holdings Term Tranche Loan B2 4.162% 10/10/14	59,848	41,786
Toys R US 4.72% 7/19/12	55,000	28,348
Univision Communications 2.645% 9/15/14	200,000	106,667
Total Senior Secured Loans (cost $931,249)		808,215

	Number of
	Shares
Common Stock – 0.36%
†P@=Avado Brands	121	0
†BWAY Holding	1,340	11,336
†Cablevision Systems Class A	550	8,817
†Cardtronics	5,650	4,803
†Century Communications	60,000	0
†Flextronics International	3,700	9,657
†Graphic Packaging Holding	10,922	9,502
†*MGM MIRAGE	850	6,800
†Mirant	21	361
†*NRG Energy	900	21,023
†P@=Port Townsend	40	0
†Time Warner Cable Class A	1	19
†USGen	20,000	0
Total Common Stock (cost $126,704)		72,318

Convertible Preferred Stock – 0.08%
Freeport-McMoRan Copper & Gold 6.75% exercise price $73.50, expiration date 5/1/10	350	16,363
Total Convertible Preferred Stock (cost $19,432)		16,363

Preferred Stocks – 0.35%
#GMAC 144A 7.00%	129	32,202
•JPMorgan Chase 7.90%	50,000	38,094
@=Port Townsend	8	0
Total Preferred Stocks (cost $90,972)		70,296

Warrants – 0.00%
†P@=Port Townsend	8	0
†#Solutia 144A exercise price $7.59, expiration date 7/15/09	55	0
Total Warrants (cost $4,871)		0

	Principal
	Amount
	(U.S. $)
Repurchase Agreement** – 3.21%
BNP Paribas 0.21%, dated 1/30/09, to be
repurchased on 2/2/09, repurchase price $653,011
(collateralized by U.S. Government obligations, 6.00%,
8/15/09 - 10/22/09; market value $666,263)	653,000	653,000
Total Repurchase Agreement (cost $653,000)		653,000

Total Value of Securities Before Securities Lending Collateral – 99.64%
(cost $24,642,043)		20,268,079

	Number of
	Shares
Securities Lending Collateral*** – 9.16%
Investment Companies
Mellon GSL DBT II Collateral Fund	1,911,035	1,863,137
†Mellon GSL DBT II Liquidation Trust	32,859	3
Total Securities Lending Collateral (cost $1,943,894)	1,863,140

Total Value of Securities – 108.80%
(cost $26,585,937)	22,131,219	©
Obligation to Return Securities Lending Collateral*** – (9.56%)	(1,943,894)
Receivables and Other Assets Net of Liabilities (See Notes) – 0.76%	154,551
Net Assets Applicable to 3,859,666 Shares Outstanding – 100.00%	$20,341,876

#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At January 31, 2009, the aggregate amount of Rule 144A Securities was $4,315,170, which represented 21.21% of the Portfolio's net assets. See Note 4 in "Notes."
•Variable rate security. The rate shown is the rate as of January 31, 2009.
†Non income producing security.
‡Non income producing security. Security is currently in default.
@Illiquid security. At January 31, 2009, the aggregate amount of illiquid securities was $1,523,705, which represented 7.49% of the Portfolio’s net assets. See Note 4 in “Notes.”
PRestricted Security. These Investments are in securities not registered under the Securities Act of 1933, as amended and have certain restrictions on resale which may limit their liquidity. At January 31, 2009, the aggregate amount of the restricted security was $0 or 0.00% of the Portfolio’s net assets. See Note 4 in “Notes.”
=Security is being fair valued in accordance with the Portfolio’s fair valuation policy. At January 31, 2009, the aggregate amount of fair valued securities was $8,345, which represented 0.04% of the Portfolio’s net assets. See Note 1 in "Notes."
«Senior Secured Loans generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale.
wPass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
*Fully or partially on loan.
**See Note 1 in “Notes.”
***See Note 3 in “Notes.”
©Includes $1,886,317 of securities loaned.

PIK – Pay-in-kind

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Pooled® Trust – The High-Yield Bond Portfolio (Portfolio).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Investment companies are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolio values its securities at 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading or new events, may have occurred in the interim. To account for this, the Portfolio may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolio’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Portfolio did not record any tax benefit or expense in the current period.

Repurchase Agreements – The Portfolio may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolio's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments
At January 31, 2009, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At January 31, 2009, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$26,865,151
Aggregate unrealized appreciation	191,635
Aggregate unrealized depreciation	(4,925,567)
Net unrealized depreciation	$(4,733,932)

For federal income tax purposes, at October 31, 2008, capital loss carryforwards of $3,884,840 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $612,814 expires in 2009, $331,046 expires in 2010, $358,729 expires in 2015, and $2,582,251 expires in 2016.

Effective November 1, 2008, the Portfolio adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Portfolio’s investments by the FAS 157 fair value hierarchy levels as of January 31, 2009:

Securities
Level 1	$725,318
Level 2	21,397,778
Level 3	8,123
Total	$22,131,219

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Balance as of 10/31/08	$14,810
Net change in unrealized
appreciation/depreciation	6,918
Net transfers in and/or out of Level 3	(13,605)
Balance as of 1/31/09	$8,123
Net change in unrealized
appreciation/depreciation on
investments still held as of 1/31/09	$6,918

3. Securities Lending
The Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the Mellon GSL DBT II Collateral Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Portfolio may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Portfolio may not receive an amount from the Collective Trust that is equal in amount to the collateral the Portfolio would be required to return to the borrower of the securities and the Portfolio would be required to make up for this shortfall. During the fiscal period ended January 31, 2009, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL DBT II Liquidation Trust. The Portfolio can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio, or at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends or interest, as applicable, on the securities loaned and are subject to change in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Portfolio receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolio, the security lending agent and the borrower. The Portfolio records security lending income net of allocations to the security lending agent and the borrower.

At January 31, 2009, the value of securities on loan was $1,886,317, for which the Portfolio received collateral, comprised of non-cash collateral valued at $22,500, and cash collateral of $1,943,937. Investments purchased with cash collateral are presented on the schedule of investments under the caption "Securities Lending Collateral".

4. Credit and Market Risk
The Portfolio invests primarily in high yield fixed income securities, which carry ratings of BB or lower by Standard & Poor’s Ratings Group and/or Ba or lower by Moody’s Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Portfolio may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio's Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio's limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be illiquid, are not subject to the Portfolio’s 15% limit on investments in illiquid securities. As of January 31, 2009, Rule 144A and illiquid securities have been identified on the schedule of investments.

Schedule of Investments (Unaudited)

Delaware Pooled Trust – The Intermediate Fixed Income Portfolio

January 31, 2009

	Principal	Value
	Amount (U.S. $)	(U.S.$)
Agency Asset-Backed Securities – 0.45%
Fannie Mae Grantor Trust Series 2003-T4 2A5 5.407% 9/26/33	$13,475	$10,096
Fannie Mae Whole Loan
Series 2001-W2 AS5 6.473% 10/25/31	20,928	19,525
•Series 2002-W11 AV1 0.729% 11/25/32	2,650	2,165
Total Agency Asset-Backed Securities (cost $36,890)		31,786

Agency Collateralized Mortgage Obligations – 3.22%
Fannie Mae Whole Loan Series 2003-W15 2A7 5.55% 8/25/43	30,312	30,568
Freddie Mac Series 2326 ZQ 6.50% 6/15/31	69,656	74,115
GNMA
Series 2003-5 B 4.486% 10/16/25	50,000	51,062
Series 2003-78 B 5.11% 10/16/27	40,000	41,197
•Vendee Mortgage Trust Series 2000-1 1A 6.81% 1/15/30	27,872	28,961
Total Agency Collateralized Mortgage Obligations (cost $219,446)		225,903

Agency Mortgage-Backed Securities – 4.97%
Fannie Mae
8.50% 9/20/10	1,277	1,368
9.00% 4/1/09	126	126
•Fannie Mae ARM
4.527% 8/1/34	36,078	36,370
4.93% 12/1/33	24,574	24,273
Fannie Mae FHAVA 11.00% 12/1/15	1,083	1,141
Fannie Mae Relocation 30 yr 5.00% 1/1/34	4,417	4,522
Fannie Mae S.F. 15 yr
8.00% 10/1/14	3,083	3,104
8.50% 2/1/10	1,570	1,612
Fannie Mae S.F. 30 yr
5.00% 1/1/36	78,084	79,603
5.00% 12/1/37	9,609	9,779
5.00% 1/1/38	19,065	19,402
5.00% 2/1/38	9,298	9,462
7.50% 12/1/10	27	27
7.50% 12/1/32	7,855	8,348
8.50% 5/1/11	278	285
8.50% 8/1/12	416	440
9.50% 4/1/18	1,342	1,482
•Freddie Mac ARM
5.325% 4/1/33	7,960	7,868
5.491% 4/1/34	6,842	6,975
5.672% 7/1/36	19,758	20,341
Freddie Mac Relocation 15 yr 3.50% 10/1/18	4,885	4,808
Freddie Mac S.F. 15 yr
5.00% 4/1/20	26,256	26,951
8.50% 10/1/15	1,910	2,070
Freddie Mac S.F. 30 yr 5.50% 1/1/35	68,750	70,524
GNMA I S.F. 15 yr
7.50% 4/15/13	1,976	1,987
8.50% 8/15/10	746	751
GNMA I S.F. 30 yr 7.50% 2/15/32	4,000	4,265
Total Agency Mortgage-Backed Securities (cost $341,440)		347,884

Agency Obligations – 9.78%
Fannie Mae 2.00% 1/9/12	220,000	219,794
Federal Home Loan Bank System 3.625% 10/18/13	15,000	15,646
^Financing Corporation Interest Strip CPN 13 5.345% 12/27/13	40,000	34,147
Freddie Mac
1.50% 1/7/11	250,000	250,086
4.125% 12/21/12	155,000	165,701
Total Agency Obligations (cost $683,223)		685,374

Commercial Mortgage-Backed Securities – 2.77%
Bank of America Commercial Mortgage Securities Series 2005-1 A3 4.877% 11/10/42	26,245	25,204
Bear Stearns Commercial Mortgage Securities Series 2005-PW10 A1 5.085% 12/11/40	40,813	40,537
•#Credit Suisse First Boston Mortgage Securities Series 2001-SPGA A2 144A 6.515% 8/13/18	65,000	62,079
•Credit Suisse Mortgage Capital Certificates Series 2006-C1 AAB 5.552% 2/15/39	20,000	16,244
•General Electric Capital Commercial Mortgage Series 2005-C4 A2 5.305% 11/10/45	25,000	23,326
@•#Goldman Sachs Mortgage Securities II Series 2006-RR3 A1S 144A 5.66% 7/18/56	100,000	18,000
@•#STRIPs III Series 2003-1A AFIX 144A 3.308% 3/24/18	10,012	9,010
Total Commercial Mortgage-Backed Securities (cost $291,367)		194,400

Corporate Bonds – 60.03%
Banking – 8.44%
Bank of America
5.125% 11/15/14	50,000	46,741
5.65% 5/1/18	65,000	58,971
Bank of New York Mellon 5.125% 8/27/13	70,000	71,394
BB&T 4.90% 6/30/17	90,000	79,297
JPMorgan Chase
5.75% 1/2/13	45,000	45,438
6.00% 1/15/18	23,000	23,133
PNC Funding 5.625% 2/1/17	50,000	47,321
U.S. Bank North America
4.80% 4/15/15	15,000	14,414
6.375% 8/1/11	55,000	57,333
•USB Capital IX 6.189% 4/15/49	35,000	14,706
Wells Fargo 5.625% 12/11/17	95,000	93,223
•Wells Fargo Capital XIII 7.70% 12/29/49	55,000	39,466
		591,437
Basic Industry – 1.07%
ArcelorMittal 6.125% 6/1/18	50,000	39,185
Lubrizol 8.875% 2/1/19	35,000	35,906
		75,091
Brokerage – 4.01%
@AMVESCAP 4.50% 12/15/09	32,000	30,263
Citigroup
5.50% 4/11/13	80,000	73,249
6.50% 8/19/13	15,000	14,346
Goldman Sachs Group
5.45% 11/1/12	20,000	19,321
5.95% 1/18/18	15,000	13,545
6.15% 4/1/18	77,000	70,431
Morgan Stanley 5.30% 3/1/13	65,000	59,888
		281,043
Capital Goods – 2.94%
Allied Waste North America 6.875% 6/1/17	50,000	48,576
Caterpillar 7.90% 12/15/18	15,000	16,841
Tyco Electronics Group 6.55% 10/1/17	60,000	49,641
Tyco International Finance 8.50% 1/15/19	55,000	58,490
United Technologies 6.125% 2/1/19	30,000	32,586
		206,134
Communications – 11.38%
AT&T
4.85% 2/15/14	45,000	45,265
5.80% 2/15/19	25,000	25,058
AT&T Wireless 8.125% 5/1/12	51,000	55,618

Comcast
5.70% 5/15/18	30,000	29,220
5.875% 2/15/18	55,000	54,265
6.30% 11/15/17	23,000	23,106
Deutsche Telekom International Finance
5.25% 7/22/13	25,000	25,260
8.50% 6/15/10	15,000	15,887
Rogers Communications 6.80% 8/15/18	65,000	67,732
Telecom Italia Capital
4.00% 1/15/10	12,000	11,661
5.25% 10/1/15	15,000	12,783
7.721% 6/4/38	10,000	9,362
Thomson Reuters
5.95% 7/15/13	20,000	19,665
6.50% 7/15/18	30,000	27,861
Time Warner Cable 8.25% 2/14/14	35,000	37,226
Verizon Communications
5.35% 2/15/11	55,000	56,564
5.50% 2/15/18	15,000	14,667
5.55% 2/15/16	10,000	9,903
6.10% 4/15/18	5,000	5,081
#Verizon Wireless 144A
5.55% 2/1/14	5,000	4,969
7.375% 11/15/13	60,000	64,962
#Vivendi 144A
5.75% 4/4/13	20,000	18,325
6.625% 4/4/18	60,000	51,831
Vodafone Group
5.00% 9/15/15	15,000	14,214
5.375% 1/30/15	65,000	63,079
5.625% 2/27/17	35,000	34,127
		797,691
Consumer Cyclical – 2.93%
CVS Caremark
4.875% 9/15/14	32,000	30,982
5.75% 6/1/17	67,000	67,148
Target 6.35% 1/15/11	10,000	10,510
Tricon Global 8.875% 4/15/11	50,000	52,737
Wal-Mart Stores 5.80% 2/15/18	40,000	43,798
		205,175
Consumer Non-Cyclical – 11.18%
Amgen
4.00% 11/18/09	55,000	55,135
4.85% 11/18/14	25,000	25,469
#Anheuser-Busch InBev Worldwide 144A 7.75% 1/15/19	90,000	91,454
AstraZeneca 5.40% 9/15/12	27,000	28,720
Bottling Group 6.95% 3/15/14	55,000	63,021
Covidien Inernational Finance
5.45% 10/15/12	25,000	25,217
6.00% 10/15/17	50,000	50,947
Delhaize Group
5.875% 2/1/14	5,000	5,051
6.50% 6/15/17	45,000	44,243
Diageo Capital 5.75% 10/23/17	30,000	29,948
General Mills 5.65% 9/10/12	15,000	15,560
GlaxoSmithKline Capital
4.375% 4/15/14	30,000	31,015
5.65% 5/15/18	13,000	13,955
Kraft Foods 4.125% 11/12/09	17,000	17,039
Kroger
6.40% 8/15/17	25,000	25,385
7.50% 1/15/14	20,000	22,320

Princeton University 4.95% 3/1/19	85,000	85,498
Quest Diagnostics 5.45% 11/1/15	30,000	26,773
Safeway 6.50% 3/1/11	40,000	40,004
Schering-Plough 6.00% 9/15/17	30,000	30,977
Wyeth 5.50% 2/1/14	53,000	55,333
		783,064
Electric – 4.65%
Baltimore Gas & Electric 6.125% 7/1/13	15,000	14,324
Columbus Southern Power 6.05% 5/1/18	10,000	9,478
Commonwealth Edison
5.40% 12/15/11	35,000	35,526
6.15% 9/15/17	11,000	10,913
Detroit Edison 5.60% 6/15/18	15,000	14,502
Duke Energy Carolinas 5.75% 11/15/13	43,000	46,074
#Electricite de France 144A 6.50% 1/26/19	20,000	20,789
Illinois Power 6.125% 11/15/17	28,000	25,436
Indiana Michigan Power 7.00% 3/15/19	50,000	50,286
Jersey Central Power & Light 7.35% 2/1/19	5,000	5,154
Pacific Gas & Electric 4.20% 3/1/11	57,000	57,361
PECO Energy 5.35% 3/1/18	10,000	9,845
PPL Electric Utilities 7.125% 11/30/13	20,000	21,282
Union Electric 6.70% 2/1/19	5,000	4,835
		325,805
Energy – 3.65%
Devon Energy 6.30% 1/15/19	40,000	40,100
Plains All American Pipeline 6.50% 5/1/18	25,000	20,970
#Ras Laffan Liquefied Natural Gas III 144A 5.832% 9/30/16	90,000	75,043
TransCanada Pipelines
•6.35% 5/15/67	10,000	5,699
7.125% 1/15/19	55,000	58,401
Weatherford International
6.80% 6/15/37	10,000	7,024
7.00% 3/15/38	10,000	7,234
XTO Energy 5.50% 6/15/18	45,000	41,387
		255,858
Finance Companies – 3.14%
General Electric Capital 5.625% 5/1/18	105,000	96,998
International Lease Finance
5.35% 3/1/12	12,000	8,925
5.625% 9/20/13	15,000	10,796
5.875% 5/1/13	33,000	23,893
6.625% 11/15/13	15,000	11,127
SLM 8.45% 6/15/18	80,000	68,162
		219,901
Insurance – 3.76%
Allstate Life Global Funding Trusts 5.375% 4/30/13	30,000	30,292
•Hartford Financial Services Group 8.125% 6/15/38	35,000	20,169
MetLife 6.817% 8/15/18	70,000	71,233
UnitedHealth Group
5.25% 3/15/11	13,000	13,044
5.50% 11/15/12	45,000	45,103
Unitrin 6.00% 5/15/17	17,000	10,851
WellPoint
5.00% 1/15/11	27,000	26,905
5.85% 1/15/36	15,000	12,293
5.875% 6/15/17	35,000	33,353
		263,243
Natural Gas – 2.00%
Enterprise Products Operating
6.30% 9/15/17	18,000	16,629
6.375% 2/1/13	42,000	41,478
7.50% 2/1/11	15,000	15,310

Kinder Morgan Energy Partners 5.95% 2/15/18	70,000	67,009
		140,426
Real Estate – 0.14%
Regency Centers 5.875% 6/15/17	14,000	9,599
		9,599
Technology – 0.74%
Oracle 5.75% 4/15/18	50,000	52,116
		52,116
Total Corporate Bonds (cost $4,220,917)		4,206,583

Foreign Agencies – 0.39%
France – 0.20%
France Telecom 7.75% 3/1/11	13,000	13,752
		13,752
Korea – 0.19%
Korea Development Bank 5.30% 1/17/13	15,000	13,644
		13,644
Total Foreign Agencies (cost $29,154)		27,396

Municipal Bonds – 0.50%
@West Virginia Tobacco Settlement Finance Authority Series A 7.467% 6/1/47	60,000	34,700
Total Municipal Bonds (cost $60,000)		34,700

Non-Agency Asset-Backed Securities – 3.54%
•Bank of America Credit Card Trust Series 2008-A5 A5 1.53% 12/16/13	25,000	23,266
Caterpillar Financial Asset Trust
•Series 2008-A A2B 1.539% 12/27/10	22,278	22,010
Series 2008-A A3 4.94% 4/25/14	20,000	19,664
Chase Manhattan Auto Owner Trust Series 2006-B A3 5.13% 5/15/11	35,026	35,117
CNH Equipment Trust
Series 2005-B A4B 4.40% 5/16/11	22,240	21,733
Series 2008-A A3 4.12% 5/15/12	5,000	4,878
Series 2008-A A4A 4.93% 8/15/14	10,000	9,186
Series 2008-B A3A 4.78% 7/16/12	10,000	9,698
Honda Auto Receivables Owner Trust Series 2007-1 A3 5.10% 3/18/11	24,975	25,077
@Mid-State Trust
Series 11 A1 4.864% 7/15/38	29,198	25,065
#Series 2006-1 A 144A 5.787% 10/15/40	30,075	21,150
@PRenaissance Home Equity Loan Trust Series 2007-2 AF2 5.675% 6/25/37	30,000	22,673
@#Silverleaf Finance Series 2005-A A 144A 4.857% 11/15/16	8,308	8,241
Total Non-Agency Asset-Backed Securities (cost $267,213)		247,758

Non-Agency Collateralized Mortgage Obligations – 2.59%
Deutsche Alternative Securities Loan Trust Series 2003-4XS A6A 4.82% 10/25/33	105,668	90,505
•JPMorgan Mortgage Trust
Series 2006-A2 3A3 5.677% 4/25/36	100,000	54,825
@Series 2007-A1 B1 4.813% 7/25/35	98,322	36,024
Total Non-Agency Collateralized Mortgage Obligations (cost $297,905)		181,354

U.S. Treasury Obligations – 2.00%
U.S. Treasury Notes
0.875% 1/31/11	45,000	44,947
1.75% 1/31/14	85,000	84,536
3.75% 11/15/18	10,000	10,772
Total U.S. Treasury Obligations (cost $140,367)		140,255

	Number of
	Shares
Preferred Stock – 1.02%
•JPMorgan Chase 7.90%	35,000	26,666
•PNC Financial Services Group 8.25%	60,000	44,847
Total Preferred Stock (cost $86,172)		71,513

	Principal
	Amount (U.S. $)
Repurchase Agreements* – 3.77%
BNP Paribas 0.21%, dated 1/30/09, to be
repurchased on 2/2/09, repurchase price $264,005
(collateralized by U.S. Government obligations, 6.00%,
8/15/09 - 10/22/09; market value $269,362)	$264,000	264,000
Total Repurchase Agreements (cost $264,000)		264,000

Total Value of Securities Before Securities Lending Collateral – 95.03%
(cost $6,938,094)		6,658,906

	Number of
	Shares
Securities Lending Collateral** – 0.00%
Investment Companies
Mellon GSL DBT II Liquidation Trust	15,574	2
Total Securities Lending Collateral (cost $15,574)		2

Total Value of Securities – 95.03%
(cost $6,953,668)		6,658,908
Obligation to Return Securities Lending Collateral** – (0.22%)		(15,574)
Receivables and Other Assets Net of Liabilities (See Notes) – 5.19%		364,106
Net Assets Applicable to 732,778 Shares Outstanding – 100.00%		$7,007,440

•Variable rate security. The rate shown is the rate as of January 31, 2009.
^Zero coupon security. The rate shown is the yield at the time of purchase.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At January 31, 2009, the aggregate amount of Rule 144A securities was $445,853 which represented 6.36% of the Portfolio’s net assets. See Note 6 in "Notes."
PRestricted Security. Investment in a security not registered under the Securities Act of 1933, as amended. This security has certain restrictions on resale which may limit its liquidity. As of January 31, 2008, the aggregate amount of the restricted securities was $22,673, or 0.32% of the Portfolio’s net assets. See Note 6 in “Notes.”
@Illiquid security. At January 31, 2009, the aggregate amount of illiquid securities was $205,126, which represented 2.93% of the Portfolio’s net assets.
See Note 6 in “Notes.”
*See Note 1 in “Notes.”
**See Note 5 in “Notes.”

Summary of Abbreviations:
ARM – Adjustable Rate Mortgage
CPN – Coupon
FHAVA – Federal Housing Administration & Veterans Administration
GNMA – Government National Mortgage Association
S.F. – Single Family
yr – Year

The following swap contracts were outstanding at January 31, 2009:

Swap Contracts1

Credit Default Swap Contracts
				Unrealized
Swap Counterparty &	Notional	Annual Protection	Termination	Appreciation
Referenced Obligation	Value	Payments	Date	(Depreciation)
Protection Purchased:
Citigroup Global Markets
Century Tel 5 yr CDS	$17,900	1.71%	9/20/13	$(489)
JPMorgan Chase
Embarq 7 yr CDS	20,000	0.77%	9/20/14	477
Donnelley (R.R.) & Sons 7 yr CDS	35,000	3.77%	3/20/14	153
	$151,000			$141

The use of swap contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Portfolio’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.

1See Note 4 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Pooled Trust – The Intermediate Fixed Income Portfolio (Portfolio).

Security Valuation - U.S. government and agency securities are valued at the mean between the bid and ask prices. Other long-term debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Investment companies are valued at net asset value per share. Financial futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Generally, index swap contracts and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolio values its securities at 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading or new events, may have occurred in the interim. To account for this, the Portfolio may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes –The Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income tax has been made in the financial statements.

The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolio’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Portfolio did not record any tax benefit or expense in the current period.

Repurchase Agreements – The Portfolio may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolio’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Portfolio declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. Investments
At January 31, 2009, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At January 31, 2009, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$6,955,233
Aggregate unrealized appreciation	133,529
Aggregate unrealized depreciation	(429,854)
Net unrealized depreciation	$(296,325)

For federal income tax purposes, at October 31, 2008, capital loss carryforwards of $589,782 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $26,277 expires in 2010; $112,676 expires in 2013; $177,899 expires in 2014; and $272,930 expires in 2015.

Effective November 1, 2008, the Portfolio adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets
Level 2 - inputs are observable, directly or indirectly
Level 3 - inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Portfolio’s investments by the FAS 157 fair value hierarchy levels as of January 31, 2009:

	Securities	Derivatives
Level 1	$404,255	$-
Level 2	6,172,816	141
Level 3	81,837	-
Total	$6,658,908	$141

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Balance as of 10/31/08	$109,259
Net realized gain	45
Net change in unrealized
appreciation/depreciation	(23,646)
Net transfers in and/or out of Level 3	(3,821)
Balance as of 1/31/09	$81,837

Net change in unrealized
appreciation/depreciation on
investments still held as of 1/31/09	$(23,646)

3. Written Options
During the period ended January 31, 2009, the Portfolio entered into options contracts in accordance with its investment objectives. When the Portfolio writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Portfolio on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Portfolio has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

Transactions in written options during the period ended January 31, 2009 for the Portfolio were as follows:

	Number of contracts	Premiums
Options outstanding at October 31, 2008	54	$36,640
Options written	-	-
Options terminated in closing purchase transactions	(54)	(36,640)
Options outstanding at January 31, 2009	-	$-

4. Swap Contracts
The Portfolio may enter into interest rate swap contracts, index swap contracts and CDS contracts in accordance with its investment objectives. The Portfolio may use interest rate swaps to adjust the Portfolio’s sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Portfolio invests in, such as the corporate bond market. The Portfolio may also use index swaps as a substitute for future or options contracts if such contracts are not directly available to the Portfolio on favorable terms. The Portfolio may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

An interest rate swap involves payments received by the Portfolio from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Portfolio receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Portfolio’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts.

Index swaps involve commitments to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Portfolio will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Portfolio will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract.

A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event, as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Portfolio in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the referenced security (or basket of securities) to the counterparty.

During the period ended January 31, 2009, the Portfolio entered into CDS contracts as a purchaser of protection. Periodic payments on such contracts are accrued daily and recorded as unrealized losses on swap contracts. Upon payment, such amounts are recorded as realized losses on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. For the period ended January 31, 2009 the Portfolio did not enter into any CDS contracts as a seller of protection.

Credit default swaps may involve greater risks than if the Portfolio had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Portfolio enters into a CDS contract as a purchaser of protection and no credit event occurs, its exposure is limited to the periodic payments previously made to the counterparty.

Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Portfolio terminated its position in the agreement. Risks of entering into these agreements include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movements in the value of the underlying security, instrument, or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the schedule of investments.

5. Securities Lending
The Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with the Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the Mellon GSL DBT II Collateral Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Portfolio may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Portfolio may not receive an amount from the Collective Trust that is equal in amount to the collateral the Portfolio would be required to return to the borrower of the securities and the Portfolio would be required to make up for this shortfall. During the fiscal period ended January 31, 2009, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL DBT II Liquidation Trust. The Portfolio can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio, or at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Portfolio receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolio, the security lending agent and the borrower. The Portfolio records security lending income net of allocations to the security lending agent and the borrower. There were no securities on loan at January 31, 2009.

6. Credit and Market Risk
The Portfolio invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages or consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Portfolio’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Portfolio may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Portfolio may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio’s Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Portfolio’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the schedule of investments.

Schedule of Investments (Unaudited)

Delaware Pooled® Trust – The International Equity Portfolio

January 31, 2009

	Number of	Value
	Shares	(U.S. $)
Common Stock – 98.34%Δ
Australia – 8.68%
±Amcor	1,836,859	$6,218,290
±Foster's Group	4,887,203	16,807,632
±National Australia Bank	1,083,891	12,784,721
±Telstra	8,394,591	20,027,843
±Wesfarmers	499,059	4,851,618
=Wesfarmers Entitlement Shares	213,883	2,045,475
		62,735,579
Belgium – 0.41%
*±Fortis	1,498,918	2,973,738
±†Fortis Strip	732,357	937
		2,974,675
Finland – 1.04%
±UPM-Kymmene	796,358	7,522,123
		7,522,123
France – 12.10%
±Carrefour	595,808	20,309,734
*±Compagnie de Saint-Gobain	328,653	11,098,521
±France Telecom	776,576	17,396,219
±GDF Suez	162,519	208
±Renault	245,353	4,725,493
±Societe Generale	223,509	9,342,227
*±Total	492,492	24,534,474
		87,406,876
Germany – 5.23%
±Deutsche Telekom	1,228,907	14,918,603
±RWE	293,244	22,888,632
		37,807,235
Hong Kong – 2.78%
±Hong Kong Electric Holdings	2,029,900	11,889,732
±Wharf Holdings	3,322,764	8,210,602
		20,100,334
Italy – 2.91%
±Intesa Sanpaolo	5,084,109	16,017,256
±UniCredit	2,844,361	5,003,007
		21,020,263
Japan – 25.73%
±Astellas Pharma	409,500	15,505,507
±Canon	825,500	22,525,809
±Kao	944,300	22,935,940
±KDDI	3,218	20,093,795
±Nitto Denko	448,800	8,325,453
*±Sekisui House	929,000	7,803,266
*±Seven & I Holdings	647,605	17,270,548
±Takeda Pharmaceutical	639,500	29,967,566
±Tokio Marine Holdings	617,752	16,363,278
±Toyota Motor	483,500	15,554,176
±West Japan Railway	2,348	9,550,321
		185,895,659

Netherlands – 2.56%
±ING Groep CVA	758,777	6,260,034
±Reed Elsevier	1,107,594	12,253,389
		18,513,423
New Zealand – 0.61%
±Telecom Corporation of New Zealand	3,291,809	4,421,301
		4,421,301
Singapore – 4.05%
±Jardine Matheson Holdings	325,615	6,407,229
±Oversea-Chinese Banking	2,250,200	7,552,936
±Singapore Telecommunications	6,097,602	10,583,651
±United Overseas Bank	611,000	4,741,314
		29,285,130
South Africa – 0.79%
±Sasol	212,528	5,668,396
		5,668,396
Spain – 7.64%
*±Banco Santander	1,492,021	12,069,382
±Iberdrola	2,504,133	19,383,072
±Telefonica	1,340,353	23,754,548
		55,207,002
Switzerland – 3.38%
±Novartis	593,550	24,389,262
		24,389,262
Taiwan – 2.68%
Chunghwa Telecom ADR	549,787	8,268,792
Taiwan Semiconductor Manufacturing ADR	1,469,431	11,079,510
		19,348,302
United Kingdom – 17.75%
±†Aviva	920,904	4,164,958
±BG Group	936,238	12,833,695
±BP	2,910,732	20,620,453
±Compass Group	1,795,504	8,894,569
±GKN	1,672,742	2,040,482
±GlaxoSmithKline	1,576,434	27,812,258
±Lloyds TSB Group	4,392,482	5,723,890
*±Royal Dutch Shell Class A	883,870	21,771,693
±Unilever	1,109,720	24,351,015
		128,213,013
Total Common Stock (cost $1,021,988,629)		710,508,573

Rights – 0.00%
=Fortis Rights Coupon 42	1,549,365	0
Total Rights (cost $0)		0

	Principal
	Amount
Repurchase Agreement** – 2.07%
BNP Paribas 0.21%, dated 1/30/09, to be
repurchased on 2/2/09, repurchase price $14,962,262
(collateralized by U.S. Government obligations, 6.00%,
8/15/09 - 10/22/09; market value $15,265,891)	$14,962,000	14,962,000
Total Repurchase Agreement (cost $14,962,000)		14,962,000

Total Value of Securities Before Securities Lending Collateral – 100.41%
(cost $1,036,950,629)		725,470,573

	Number of
	Shares
Securities Lending Collateral*** – 1.21%
Investment Companies
Mellon GSL DBT II Collateral Fund	8,896,712	8,785,922
†Mellon GSL DBT II Liquidation Trust	1,507,218	151
Total Securities Lending Collateral (cost $10,403,930)		8,786,073
Total Value of Securities – 101.62%
(cost $1,047,354,559)		734,256,646 ©
Obligation to Return Securities Lending Collateral*** – (1.44%)		(10,403,930)
Liabilities Net of Receivables and Other Assets (See Notes) – (0.18%)		(1,325,916)
Net Assets Applicable to 73,267,497 Shares Outstanding – 100.00%		$722,526,800

ΔSecurities have been classified by country of origin.
†Non-income producing security.
±Security is being fair valued based on international fair value pricing. At January 31, 2009, the aggregate amount of international fair value priced securities was $689,114,796, which represented 95.38% of the Portfolio’s net assets. See Note 1 in "Notes."
=Security is being fair valued in accordance with the Portfolio’s fair valuation policy. At January 31, 2009, the aggregate amount of fair valued securities was $2,045,475, which represented 0.28% of the Portfolio’s net assets. See Note 1 in "Notes."
*Fully or partially on loan.
**See Note 1 in “Notes.”
***See Note 4 in “Notes.”
©Includes $1,836,123 of securities loaned.

Summary of Abbreviations:
ADR – American Depositary Receipts
CVA – Dutch Certificate

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Pooled® Trust -The International Equity Portfolio (Portfolio).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Investment companies are valued at net asset value per share. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolio values its securities at 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading or new events, may have occurred in the interim. To account for this, the Portfolio may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolio’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Portfolio did not record any tax benefit or expense in the current period.

Repurchase Agreements – The Portfolio may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S government. The respective collateral is held by the Portfolio’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Portfolio does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Portfolio reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Portfolio is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Portfolio's understanding of the applicable country’s tax rules and rates. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments
At January 31, 2009, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At January 31, 2009, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$1,049,771,448
Aggregate unrealized appreciation	28,859,020
Aggregate unrealized depreciation	(344,373,822)
Net unrealized depreciation	$(315,514,802)

Effective November 1, 2008, the Portfolio adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Portfolio’s investments by the above FAS 157 fair value hierarchy levels as of January 31, 2009:

Securities
Level 1	$34,310,302
Level 2	697,900,718
Level 3	2,045,626
Total	$734,256,646

As a result of utilizing international fair value pricing at January 31, 2009, the majority of the portfolio was categorized as level 2 in the FAS 157 hierarchy.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Balance as of 10/31/08	$81,390
Net change in unrealized
appreciation/depreciation	48,721
Net transfers in and/or out of Level 3	1,915,515
Balance as of 1/31/09	$2,045,626

Net change in unrealized
appreciation/depreciation on
investments still held as of 1/31/09	$48,721

3. Foreign Currency Exchange Contracts
The Portfolio may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Portfolio may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Portfolio may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

4. Securities Lending
The Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with the Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the Mellon GSL DBT II Collateral Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Portfolio may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Portfolio may not receive an amount from the Collective Trust that is equal in amount to the collateral the Portfolio would be required to return to the borrower of the securities and the Portfolio would be required to make up for this shortfall. During the fiscal period ended January 31, 2009, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL DBT II Liquidation Trust. The Portfolio can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio, or at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Portfolio receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolio, the security lending agent and the borrower. The Portfolio records security lending income net of allocations to the security lending agent and the borrower.

At January 31, 2009, the value of securities on loan was $1,836,123, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the schedule of investments under the caption "Securities Lending Collateral".

5. Credit and Market Risk
Some countries in which the Portfolio may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolio may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Portfolio.

The Portfolio may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio’s Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Portfolio’s 10% limit on investments in illiquid securities. As of January 31, 2009, there were no Rule 144A securities and no securities have been determined to be illiquid under the Portfolio’s Liquidity Procedures.

Schedule of Investments (Unaudited)

Delaware Pooled® Trust – The International Fixed Income Portfolio

January 31, 2009

	Principal		Value
	Amount°		(U.S. $)
Bonds – 97.95%
Australia – 3.00%
Queensland Treasury
6.00% 10/14/15	AUD	350,000	$240,274
6.00% 9/14/17	AUD	580,000	400,603
			640,877
Austria – 3.25%
Republic of Austria 6.25% 7/15/27	EUR	450,000	692,520
			692,520
Belgium – 2.12%
Kingdom of Belgium
3.75% 9/28/15	EUR	300,000	381,288
5.50% 3/28/28	EUR	50,000	71,100
			452,388
France – 11.02%
Compagnie de Financement Foncier 0.60% 3/23/10	JPY	60,000,000	654,245
Dexia Municipal Agency
1.55% 10/31/13	JPY	59,000,000	636,834
1.80% 5/9/17	JPY	35,000,000	348,570
Government of France 5.75% 10/25/32	EUR	460,000	712,598
			2,352,247
Germany – 16.96%
Deutsche Postbank 5.75% 3/19/09	EUR	1,500,000	986,215
Deutschland Republic
3.75% 1/4/17	EUR	450,000	600,315
6.50% 7/4/27	EUR	430,000	715,800
Rentenbank 1.375% 4/25/13	JPY	120,000,000	1,317,135
			3,619,465
Ireland – 2.08%
Republic of Ireland 5.00% 4/18/13	EUR	340,000	443,317
			443,317
Italy – 5.02%
Italy Buoni Poliennali Del Tesoro
4.25% 8/1/14	EUR	400,000	526,674
5.25% 8/1/17	EUR	400,000	544,917
			1,071,591
Japan – 8.55%
Development Bank of Japan 1.40% 6/20/12	JPY	80,000,000	913,902
Japan Finance Municipal Enterprises 1.55% 2/21/12	JPY	80,000,000	909,793
			1,823,695
Mexico – 4.99%
Mexican Bonos
8.00% 12/23/10	MXN	1,600,000	113,937
8.00% 12/7/23	MXN	5,000,000	350,779
9.50% 12/18/14	MXN	3,000,000	228,362
10.00% 12/5/24	MXN	4,500,000	372,123
			1,065,201
Netherlands – 12.73%
Bank Nederlandse Gemeenten
1.85% 11/7/16	JPY	105,000,000	1,144,493
4.625% 9/13/12	EUR	500,000	672,030
•ING Bank 6.125% 5/29/23	EUR	160,000	179,443

Netherlands Government 7.50% 1/15/23	EUR	420,000	720,232
			2,716,198
Norway – 6.14%
Eksportfinans 1.60% 3/20/14	JPY	119,000,000	1,309,538
			1,309,538
Poland – 3.51%
Poland Government
5.25% 10/25/17	PLN	1,500,000	419,670
6.25% 10/24/15	PLN	1,100,000	330,315
			749,985
Slovenia – 2.20%
Republic of Slovenia 6.00% 3/24/10	EUR	350,000	468,612
			468,612
Spain – 0.47%
Spanish Government 5.50% 7/30/17	EUR	72,000	100,066
			100,066
Supranational – 1.01%
European Investment Bank 2.15% 1/18/27	JPY	20,000,000	214,655
			214,655
United Kingdom – 14.54%
HSBC Holdings 6.25% 3/19/18	EUR	150,000	190,728
•Lloyds TSB Bank 5.625% 3/5/18	EUR	175,000	219,265
•SL Finance 6.375% 7/12/22	EUR	100,000	94,524
Standard Chartered Bank 5.875% 9/26/17	EUR	150,000	170,345
U.K. Treasury
4.00% 9/7/16	GBP	140,000	209,563
4.25% 6/7/32	GBP	90,000	124,660
5.00% 3/7/12	GBP	740,000	1,161,644
6.00% 12/7/28	GBP	320,000	553,225
8.00% 12/7/15	GBP	140,000	257,884
8.00% 6/7/21	GBP	60,000	120,579
			3,102,417
United States – 0.36%
•Zurich Finance USA 4.50% 6/15/25	EUR	80,000	77,990
			77,990
Total Bonds (cost $20,212,498)			20,900,762
Repurchase Agreement* – 2.82%
BNP Paribas 0.21%, dated 1/30/09, to be
repurchased on 2/2/09, repurchase price $601,011
(collateralized by U.S. Government obligations, 6.00%,
8/15/09 - 10/22/09; market value $613,207)	USD	601,000	601,000
Total Repurchase Agreement (cost $601,000)			601,000

Total Value of Securities Before Securities Lending Collateral – 100.77%
(cost $20,813,498)			21,501,762

		Number of
		Shares
Securities Lending Collateral** – 0.00%
Investment Companies
†Mellon GSL DBT II Liquidation Trust		23,899	2
Total Securities Lending Collateral (cost $23,899)			2

Total Value of Securities – 100.77%
(cost $20,837,397)			21,501,764
Obligation to Return Securities Lending Collateral**– (0.11%)			(23,899)
Liabilities Net of Receivables and Other Assets (See Notes) – (0.66%)			(141,053)
Net Assets Applicable to 1,996,896 Shares Outstanding – 100.00%			$21,336,812

°Principal amount shown is stated in the currency in which each security is denominated.

AUD – Australian Dollar
EUR – European Monetary Unit
GBP – British Pound Sterling
JPY – Japanese Yen
MXN – Mexican Peso
PLN – Polish Zloty
USD – United States Dollar

•Variable rate security. The rate shown is the rate as of January 31, 2009.
†Non income producing security.
*See Note 1 in “Notes.”
**See Note 4 in “Notes.”

The following foreign currency exchange contracts were outstanding at January 31, 2009:

Foreign Currency Exchange Contracts[1]
					Unrealized
					Appreciation
Contracts to Receiver (Deliver)		In Exchange For		Settlement Date	(Depreciation)
EUR	1,905	USD	(2,508)	4/30/09	$(73)
EUR	1,199,913	USD	(1,568,886)	2/2/09	(33,081)
GBP	84,603	USD	(120,787)	2/2/09	1,856
JPY	(142,151,695)	USD	1,583,686	2/2/09	1,205
					$(30,093)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional value presented above represents the Portfolio’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.

1See Note 3 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Pooled® Trust -The International Fixed Income Portfolio (Portfolio).

Security Valuation – Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Other long-term debt securities are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Investment companies are valued at net asset value per share. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolio values its securities at 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading or news events, may have occurred in the interim. To account for this, the Portfolio may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income tax has been made as the Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolio’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Portfolio did not record any tax benefit or expense in the current period.

Repurchase Agreements – The Portfolio may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S government. The respective collateral is held by the Portfolio’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Portfolio isolates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. The Portfolio reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Withholding taxes on foreign interest have been recorded in accordance with the Portfolio's understanding of the applicable country’s tax rules and rates. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments
At January 31, 2009, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At January 31, 2009, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$21,074,663
Aggregate unrealized appreciation	1,522,437
Aggregate unrealized depreciation	(1,095,336)
Net unrealized appreciation	$427,101

For federal income tax purposes, at October 31, 2008, capital loss carryforwards of $1,234,534 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $895,235 expires in 2009; $318,010 expires in 2014; and $21,289 expires in 2016.

Effective November 1, 2008, the Portfolio adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Portfolio’s would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Portfolio’s investments by the above FAS 157 fair value hierarchy levels as of January 31, 2009:

	Securities	Derivatives
Level 1	$601,000	$-
Level 2	20,686,106	(30,093)
Level 3	214,658	-
Total	$21,501,764	$(30,093)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Balance as of 10/31/08	$337,550
Net realized gain	39,433
Net change in unrealized
appreciation/depreciation	(2,774)
Net purchases, sales, settlements	(159,551)
Balance as of 1/31/09	$214,658

Net change in unrealized
appreciation/depreciation on
investments still held as of 1/31/09	$(2,774)

3. Foreign Currency Exchange Contracts
The Portfolio may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Portfolio may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Portfolio may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

4. Securities Lending
The Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the Mellon GSL DBT II Collateral Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Portfolio may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Portfolio may not receive an amount from the Collective Trust that is equal in amount to the collateral the Portfolio would be required to return to the borrower of the securities and the Portfolio would be required to make up for this shortfall. During the fiscal period ended January 31, 2009, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL DBT II Liquidation Trust. The Portfolio can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio, or at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Portfolio receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolio, the security lending agent and the borrower. The Portfolio records security lending income net of allocations to the security lending agent and the borrower. For the period ended January 31, 2009, there were no outstanding securities on loan.

5. Credit and Market Risk
Some countries in which the Portfolio may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolio may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Portfolio.

The Portfolio may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio’s Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Portfolio’s 15% limit on investments in illiquid securities. As of January 31, 2009, there were no Rule 144A securities and no securities have been determined to be illiquid under the Portfolio’s Liquidity Procedures.

Schedule of Investments (Unaudited)

Delaware Pooled® Trust – The Labor Select International Equity Portfolio

January 31, 2009

	Number of	Value
	Shares	(U.S. $)
Common Stock – 98.39%Δ
Australia – 10.23%
±Amcor	1,657,937	$5,612,588
±Foster's Group	4,562,180	15,689,843
±National Australia Bank	1,067,519	12,591,610
±Telstra	6,531,393	15,582,619
±Wesfarmers	729,650	7,093,315
=Wesfarmers Entitlement Shares	312,707	2,990,580
		59,560,555
Belgium – 0.28%
±Fortis	814,883	1,616,665
±†Fortis Strip	305,506	391
		1,617,056
Finland – 1.15%
±UPM-Kymmene	708,527	6,692,501
		6,692,501
France – 11.16%
±Carrefour	517,455	17,638,859
±France Telecom	996,237	22,316,886
±†GDF Suez	101,871	130
±*Renault	249,122	4,798,083
±*Societe Generale	210,029	8,778,790
±*Total	229,588	11,437,386
		64,970,134
Germany – 3.69%
±RWE	275,412	21,496,787
		21,496,787
Hong Kong – 4.13%
±Hong Kong Electric Holdings	2,311,500	13,539,147
±*Wharf Holdings	4,260,750	10,528,380
		24,067,527
Italy – 3.18%
±Intesa Sanpaolo	4,338,449	13,668,088
±UniCredito Italiano	2,756,718	4,848,850
		18,516,938
Japan – 26.08%
±Astellas Pharma	438,100	16,588,432
±Canon	760,700	20,757,580
±Kao	759,000	18,435,221
±KDDI	2,863	17,877,109
±Nitto Denko	342,600	6,355,392
±Sekisui House	743,000	6,240,933
±Seven & I Holdings	544,800	14,528,910
±Takeda Pharmaceutical	526,900	24,691,025
±Tokio Marine Holdings	531,900	14,089,194
±West Japan Railway	3,028	12,316,172
		151,879,968
Netherlands – 2.57%
±ING Groep CVA	574,916	4,743,151
±Reed Elsevier	923,791	10,219,963
		14,963,114

New Zealand – 0.61%
±Telecom Corporation of New Zealand	2,653,324	3,563,738
		3,563,738
Singapore – 3.74%
±Singapore Telecommunications	7,140,000	12,392,947
±United Overseas Bank	1,206,000	9,358,470
		21,751,417
Spain – 7.54%
±Banco Santander	1,124,440	9,095,915
±Iberdrola	2,038,271	15,777,099
±Telefonica	1,075,219	19,055,682
		43,928,696
Switzerland – 3.46%
±*Novartis	490,592	20,158,667
		20,158,667
United Kingdom – 20.57%
±Aviva	772,870	3,495,447
±BG Group	1,128,718	15,472,158
±BP	3,053,960	21,635,121
±Compass Group	1,501,612	7,438,686
±GKN	1,718,140	2,095,861
±GlaxoSmithKline	1,240,178	21,879,857
±Lloyds TSB Group	3,476,090	4,529,731
±*Royal Dutch Shell Class A	930,938	22,931,083
±Unilever	925,846	20,316,197
		119,794,141
Total Common Stock (cost $831,730,335)		572,961,239

Rights – 0.00%
=Fortis Rights Coupon 42	814,883	0
Total Rights (cost $0)		0

	Principal
	Amount (U.S. $)
Repurchase Agreement** – 2.79%
BNP Paribas 0.21%, dated 1/30/09, to be
repurchased on 2/2/09, repurchase price $16,240,284
(collateralized by U.S. Government obligations, 6.00%,
8/15/09 - 10/22/09; market value $16,569,848)	$16,240,000	16,240,000
Total Repurchase Agreement (cost $16,240,000)		16,240,000

Total Value of Securities Before Securities Lending Collateral – 101.18%
(cost $847,970,335)		589,201,239

	Number of
	Shares
Securities Lending Collateral*** – 2.21%
Investment Companies
Mellon GSL DBT II Collateral Fund	13,102,311	12,850,981
†Mellon GSL DBT II Liquidation Trust	521,358	52
Total Securities Lending Collateral (cost $13,623,669)		12,851,033

Total Value of Securities – 103.39%
(cost $861,594,004)		602,052,272 ©
Obligation to Return Securities Lending Collateral*** – (2.34%)		(13,623,669)
Liabilities Net of Receivables and Other Assets (See Notes) – (1.05%)		(6,086,341)
Net Assets Applicable to 59,199,511 Shares Outstanding – 100.00%		$582,342,262

ΔSecurities have been classified by country of origin.
±Security is being fair valued based on international fair value pricing. At January 31, 2009, the aggregate amount of international fair value priced securities was $569,970,659, which represented 97.88% of the Portfolio’s net assets. See Note 1 in "Notes."
=Security is being fair valued in accordance with the Portfolio’s fair valuation policy. At January 31, 2009, the aggregate amount of fair valued securities was $2,990,580, which represented 0.51% of the Portfolio’s net assets. See Note 1 in "Notes."
†Non income producing security.
*Fully or partially on loan.
**See Note 1 in “Notes.”
***See Note 4 in “Notes.”
©Includes $4,011,014 of securities loaned.

Summary of Abbreviations:
CVA – Dutch Certificate
SGD – Singapore Dollar
GBP – British Pound Sterling
USD – United States Dollar

The following foreign currency exchange contracts were outstanding at January 31, 2009:

Foreign Currency Exchange Contracts[1]
					Unrealized
					Appreciation
Contracts to Receive		In Exchange For		Settlement Date	(Depreciation)
GBP	843,154	USD	(1,208,323)	2/2/09	$13,935
SGD	1,823,472	USD	(1,216,865)	2/2/09	(9,005)
					$ 4,930

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Portfolio’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.

1See Note 3 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Pooled® Trust – The Labor Select International Equity Portfolio (Portfolio).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Investment companies are valued at net asset value per share. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolio values its securities at 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading or new events, may have occurred in the interim. To account for this, the Portfolio may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolio’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Portfolio did not record any tax benefit or expense in the current period.

Repurchase Agreements – The Portfolio may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolio’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Portfolio does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Portfolio reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Portfolio is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Portfolio’s understanding of the applicable country’s tax rules and rates. The Portfolio declares and pays dividends from net investment income and distributions from net realized gains on investments, if any, annually.

2. Investments
At January 31, 2009, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At January 31, 2009, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$863,211,308
Aggregate unrealized appreciation	15,134,353
Aggregate unrealized depreciation	(276,293,389)
Net unrealized depreciation	$(261,159,036)

Effective November 1, 2008, the Portfolio adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets
Level 2 - inputs are observable, directly or indirectly
Level 3 - inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Portfolio’s investments by the FAS 157 fair value hierarchy levels as of January 31, 2009:

	Securities	Derivative
Level 1	$16,240,000	$-
Level 2	582,821,640	4,930
Level 3	2,990,632	-
Total	$602,052,272	$4,930

As a result of utilizing international fair value pricing at January 31, 2009, the majority of the portfolio was categorized as level 2 in the FAS 157 hierarchy.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Balance as of 10/31/08	$28,153
Net change in unrealized
appreciation/depreciation	161,906
Net transfers in and/or out of Level 3	2,800,573
Balance as of 1/31/09	$2,990,632

Net change in unrealized
appreciation/depreciation on
investments still held as of 1/31/09	$161,906

3. Foreign Currency Exchange Contracts
The Portfolio may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Portfolio may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Portfolio may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

4. Securities Lending
The Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with the Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the Mellon GSL DBT II Collateral Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Portfolio may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Portfolio may not receive an amount from the Collective Trust that is equal in amount to the collateral the Portfolio would be required to return to the borrower of the securities and the Portfolio would be required to make up for this shortfall. During the fiscal period ended January 31, 2009, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL DBT II Liquidation Trust. The Portfolio can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio, or at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Portfolio receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolio, the security lending agent and the borrower. The Portfolio records security lending income net of allocations to the security lending agent and the borrower.

At January 31, 2009, the value of securities on loan was $4,011,014, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the schedule of investments under the caption “Securities Lending Collateral.”

5. Credit and Market Risk
Some countries in which the Portfolio may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolio may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Portfolio.

The Portfolio may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio’s Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Portfolio’s 15% limit on investments in illiquid securities. As of January 31, 2009, there were no Rule 144A securities and no securities have been determined to be illiquid under the Portfolio’s Liquidity Procedures.

Schedule of Investments (Unaudited)

Delaware Pooled ® Trust – The Large-Cap Growth Equity Portfolio

January 31, 2009

	Number of
	Shares	Value
Common Stock – 96.45%²
Basic Industry/Capital Goods – 3.56%
Praxair	125,000	$7,782,500
		7,782,500
Business Services – 17.67%
Expeditors International of Washington	244,300	6,793,983
*MasterCard Class A	52,500	7,128,450
†Research in Motion	150,000	8,310,000
*United Parcel Service Class B	145,000	6,161,050
*Visa Class A	208,100	10,269,735
		38,663,218
Consumer Non-Durables – 10.76%
Procter & Gamble	155,000	8,447,500
Staples	440,000	7,013,600
Walgreen	295,000	8,085,950
		23,547,050
Consumer Services – 4.98%
†eBay	420,000	5,048,400
†MGM MIRAGE	132,100	1,056,800
Weight Watchers International	210,000	4,790,100
		10,895,300
Energy – 3.10%
EOG Resources	100,000	6,777,000
		6,777,000
Financials – 9.21%
Bank of New York Mellon	225,000	5,791,500
CME Group	40,000	6,956,400
†IntercontinentalExchange	130,000	7,400,900
		20,148,800
Health Care – 18.11%
Allergan	260,000	9,911,200
†Genentech	155,000	12,592,200
†*Intuitive Surgical	13,000	1,341,990
†Medco Health Solutions	152,200	6,838,346
UnitedHealth Group	315,000	8,923,950
		39,607,686
Technology – 29.06%
†Apple	98,100	8,841,753
†Crown Castle International	400,000	7,808,000
†Google Class A	36,000	12,187,080
†Intuit	410,000	9,286,500
QUALCOMM	350,000	12,092,500
†Teradata	354,400	4,653,272
†*VeriSign	450,000	8,689,500
		63,558,605
Total Common Stock (cost $315,835,195)		210,980,159

	Principal
	Amount
Repurchase Agreement** – 4.77%
BNP Paribas 0.21%, dated 1/30/09, to be
repurchased on 2/2/09, repurchase price $10,432,183
(collateralized by U.S. Government obligations, 6.00%,
8/15/09 - 10/22/09; market value $10,643,883)	$10,432,000	10,432,000
Total Repurchase Agreement (cost $10,432,000)		10,432,000

Total Value of Securities Before Securities Lending Collateral – 101.22%
(cost $326,267,195)		221,412,159

	Number of
	Shares
Securities Lending Collateral*** – 6.85%
Investment Companies
Mellon GSL DBT II Collateral Fund	15,329,207	14,990,503
†Mellon GSL DBT II Liquidation Trust	224,466	22
Total Securities Lending Collateral (cost $15,553,673)		14,990,525

Total Value of Securities – 108.07%
(cost $341,820,868)		236,402,684 ©
Obligation to Return Securities Lending Collateral*** – (7.11%)		(15,553,673)
Liabilities Net of Receivables and Other Assets (See Notes) – (0.96%)		(2,097,087)
Net Assets Applicable to 40,311,868 Shares Outstanding – 100.00%		$218,751,924

²Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†Non income producing security.
©Includes $14,979,863 of securities loaned.
*Fully or partially on loan.
**See Note 1 in “Notes.”
***See Note 3 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Pooled® Trust – The Large-Cap Growth Equity Portfolio (Portfolio).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Investment companies are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolio values its securities at 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading or news events, may have occurred in the interim. To account for this, the Portfolio may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolio’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Portfolio did not record any tax benefit or expense in the current period.

Repurchase Agreements – The Portfolio may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S government. The respective collateral is held by the Portfolio’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments
At January 31, 2009, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At January 31, 2009, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$345,383,946
Aggregate unrealized appreciation	333,333
Aggregate unrealized depreciation	(109,314,595)
Net unrealized depreciation	$(108,981,262)

For federal income tax purposes, at October 31, 2008, capital loss carryforwards of $16,131,381 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire in 2016.

Effective November 1, 2008, the Portfolio adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Portfolio’s investments by the FAS 157 fair value hierarchy levels as of January 31, 2009:

Securities
Level 1	$221,412,159
Level 2	14,990,503
Level 3	22
Total	$236,402,684

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Balance as of 10/31/08	$12,121
Net change in unrealized
appreciation/depreciation	(12,099)
Balance as of 1/31/09	$22

Net change in unrealized
appreciation/depreciation on
investments still held as of 1/31/09	$(12,099)

3. Securities Lending
The Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with the Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the Mellon GSL DBT II Collateral Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Portfolio may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Portfolio may not receive an amount from the Collective Trust that is equal in amount to the collateral the Portfolio would be required to return to the borrower of the securities and the Portfolio would be required to make up for this shortfall. During the fiscal period ended January 31, 2009, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL DBT II Liquidation Trust. The Portfolio can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio, or at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Portfolio receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolio, the security lending agent and the borrower. The Portfolio records security lending income net of allocations to the security lending agent and the borrower.

At January 31, 2009, the value of securities on loan was $14,979,863, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the schedule of investments under the caption “Securities Lending Collateral.”

4. Credit and Market Risk
The Portfolio may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio's Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio's limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Portfolio’s 15% limit on investments in illiquid securities. As of January 31, 2009, there were no Rule 144A and no securities have been determined to be illiquid under the Portfolio’s Liquidity Procedures.

Schedule of Investments (Unaudited)

Delaware Pooled® Trust—The Large-Cap Value Equity Portfolio

January 31, 2009

	Number of
	Shares	Value
Common Stock – 96.94%
Consumer Discretionary – 7.42%
Gap	19,200	$216,576
Limited Brands	18,200	144,144
Mattel	18,700	265,353
		626,073
Consumer Staples – 18.83%
Archer-Daniels-Midland	10,200	279,276
CVS Caremark	9,600	258,048
Heinz (H.J.)	6,200	226,300
Kimberly-Clark	4,900	252,203
Kraft Foods Class A	11,500	322,575
Safeway	11,700	250,731
		1,589,133
Energy – 8.79%
Chevron	4,200	296,184
ConocoPhillips	4,400	209,132
Marathon Oil	8,700	236,901
		742,217
Financials – 9.11%
Allstate	8,200	177,694
Bank of New York Mellon	11,100	285,714
Travelers	7,900	305,256
		768,664
Health Care – 22.37%
Bristol-Myers Squibb	12,800	274,048
Cardinal Health	6,600	248,490
Johnson & Johnson	4,400	253,836
Merck	10,300	294,065
Pfizer	15,700	228,906
Quest Diagnostics	6,800	335,580
Wyeth	5,900	253,523
		1,888,448
Industrials – 5.43%
Donnelley (R.R.) & Sons	13,400	130,784
Waste Management	10,500	327,495
		458,279
Information Technology – 11.13%
Intel	19,400	250,260
International Business Machines	3,000	274,950
Motorola	47,300	209,539
Xerox	30,800	204,512
		939,261
Materials – 2.86%
duPont (E.I.) deNemours	10,500	241,080
		241,080
Telecommunications – 7.19%
AT&T	11,800	290,516
Verizon Communications	10,600	316,622
		607,138
Utilities – 3.81%
Progress Energy	8,300	321,376
		321,376
Total Common Stock (cost $10,949,060)		8,181,669

	Principal
	Amount
Repurchase Agreement* – 2.31%
BNP Paribas 0.21%, dated 1/30/09, to be
repurchased on 2/2/09, repurchase price $195,003
(collateralized by U.S. Government obligations, 6.00%,
8/15/09 - 10/22/09; market value $198,961)	$195,000	195,000
Total Repurchase Agreement (cost $195,000)		195,000

Total Value of Securities Before Securities Lending Collateral – 99.25%
(cost $11,144,060)		8,376,669

	Number of
	Shares
Securities Lending Collateral** – 0.00%
Investment Companies
†Mellon GSL DBT II Liquidation Trust	426	0
Total Securities Lending Collateral (cost $426)		0

Total Value of Securities – 99.25%
(cost $11,144,486)		8,376,669
Obligation to Return Securities Lending Collateral** – (0.01%)		(426)
Receivables and Other Assets Net of Liabilities (See Notes) – 0.76%		63,813
Net Assets Applicable to 757,978 Shares Outstanding – 100.00%		$8,440,056

*See Note 1 in “Notes.”
**See Note 3 in “Notes.”
†Non income producing security.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Delaware Pooled® Trust – The Large-Cap Value Equity Portfolio (Portfolio).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Investment companies are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolio values its securities at 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading or news events, may have occurred in the interim. To account for this, the Portfolio may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolio’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Portfolio did not record any tax benefit or expense in the current period.

Repurchase Agreements – The Portfolio may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolio’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments
At January 31, 2009, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At January 31, 2009, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$11,145,730
Aggregate unrealized appreciation	85,751
Aggregate unrealized depreciation	(2,854,812)
Net unrealized depreciation	$(2,769,061)

For federal income tax purposes, at October 31, 2008, capital loss carryforwards of $1,656,222 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire in 2016.

Effective November 1, 2008, the Portfolio adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Portfolio’s investments by the FAS 157 fair value hierarchy levels as of January 31, 2009:

Securities
Level 1	$8,376,669
Level 2	-
Level 3	-
Total	$8,376,669

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Balance as of 10/31/08	$23
Net change in unrealized appreciation/depreciation	(23)
Balance as of 1/31/09	$0

Net change in unrealized
appreciation/depreciation on
investments still held as of 1/31/09	$(23)

3. Securities Lending
The Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with the Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the Mellon GSL DBT II Collateral Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Portfolio may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Portfolio may not receive an amount from the Collective Trust that is equal in amount to the collateral the Portfolio would be required to return to the borrower of the securities and the Portfolio would be required to make up for this shortfall. During the fiscal period ended January 31, 2009, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL DBT II Liquidation Trust. The Portfolio can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio, or at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Portfolio receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolio, the security lending agent and the borrower. The Portfolio records security lending income net of allocations to the security lending agent and the borrower. For the period ended January 31, 2009, there were no outstanding securities on loan.

4. Credit and Market Risk
The Portfolio may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio's Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio's limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Portfolio’s 15% limit on investments in illiquid securities. As of January 31, 2009, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

Schedule of Investments (Unaudited)

Delaware Pooled® Trust – The Mid-Cap Growth Equity Portfolio

January 31, 2009

	Number of
	Shares	Value
Common Stock – 96.90%²
Basic Industry/Capital Goods – 9.67%
Agrium	1,100	$36,817
Flowserve	700	37,317
Joy Global	1,900	39,577
†Mettler-Toledo International	500	33,290
†Quanta Services	3,600	76,968
Roper Industries	1,600	65,824
		289,793
Business Services – 9.65%
†Concur Technologies	1,400	34,566
†Corrections Corporation America	2,500	34,450
Dun & Bradstreet	600	45,600
Expeditors International Washington	1,800	50,058
†Fiserv	1,300	41,275
Global Payments	1,400	48,594
†Iron Mountain	1,700	34,782
		289,325
Consumer Durables – 1.73%
†LKQ	4,500	51,975
		51,975
Consumer Non-Durables – 12.12%
†Amazon.com	800	47,056
†Dollar Tree	2,000	85,420
Flowers Foods	3,500	75,215
†GameStop Class A	900	22,302
PETsMART	2,700	50,679
†Urban Outfitters	5,300	82,574
		363,246
Consumer Services – 3.58%
Burger King Holdings	2,200	48,950
†DISH Network Class A	2,900	37,236
†Wynn Resorts	700	21,056
		107,242
Energy – 7.10%
†CGG Veritas ADR	1,600	19,296
Core Laboratories	1,000	67,190
Diamond Offshore Drilling	800	50,208
Helmerich & Payne	1,500	33,690
†National Oilwell Varco	1,600	42,304
		212,688
Financials – 5.13%
†Interactive Brokers Group Class A	2,200	33,594
†IntercontinentalExchange	500	28,465
Invesco	2,100	24,759
Northern Trust	300	17,256
People's United Financial	2,200	35,992
T. Rowe Price Group	500	13,790
		153,856
Health Care – 27.16%
@†Abraxis BioScience	1,625	112,791
†Affymetrix	9,600	30,528
Allergan	1,000	38,120

†Biogen Idec	2,600	126,491
†Celera	1,900	16,036
†Forest Laboratories	3,100	77,624
†Health Net	1,600	23,408
IMS Health	3,700	53,724
†OSI Pharmaceuticals	1,900	67,640
Perrigo	500	14,675
Quest Diagnostics	2,000	98,700
†ResMed	1,700	67,830
†Sepracor	5,700	86,640
		814,207
Technology – 18.53%
†Adobe Systems	700	13,517
†American Tower Class A	1,500	45,510
†ANSYS	2,100	52,206
ASML Holding	1,000	16,540
†Atheros Communications	3,200	38,432
†Citrix Systems	3,100	65,224
†F5 Networks	2,800	62,076
†Juniper Networks	2,000	28,320
L-3 Communications Holdings	100	7,902
†Lam Research	800	16,168
†Nuance Communications	3,600	35,496
†salesforce.com	800	21,288
†Sybase	3,800	103,778
†Symantec	3,200	49,056
		555,513
Transportation – 2.23%
Hunt (J.B.) Transport Services	3,000	66,810
		66,810
Total Common Stock (cost $3,570,974)		2,904,655

	Principal
	Amount
Repurchase Agreement* – 2.34%
BNP Paribas 0.21%, dated 1/30/09, to be
repurchased on 2/2/09, repurchase price $70,001
(collateralized by U.S. Government obligations, 6.00%,
8/15/09 - 10/22/09; market value $71,422)	$70,000	70,000
Total Repurchase Agreement (cost $70,000)		70,000

Total Value of Securities Before Securities Lending Collateral – 99.24%
(cost $3,640,974)		2,974,655

	Number of
	Shares
Securities Lending Collateral** – 0.00%
Investment Companies
†Mellon GSL DBT II Liquidation Trust	3,905	0
Total Securities Lending Collateral (cost $3,905)		0

Total Value of Securities – 99.24%
(cost $3,644,879)		2,974,655
Obligation to Return Securities Lending Collateral** – (0.13%)		(3,905)
Receivables and Other Assets Net of Liabilities (See Notes) – 0.89%		26,774
Net Assets Applicable to 5,599,699 Shares Outstanding – 100.00%		$2,997,524

²Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†Non income producing security.
*See Note 1 in “Notes.”
**See Note 3 in “Notes.”
@Illiquid security. At January 31, 2009, the aggregate amount of illiquid securities was $112,791, which represented 3.76% of the Fund's net assets.
See Note 4 in "Notes."

ADR – American Depositary Receipts

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Pooled® Trust – The Mid-Cap Growth Equity Portfolio (Portfolio).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Investment companies are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolio values its securities at 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading or news events, may have occurred in the interim. To account for this, the Portfolio may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income tax has been made as the Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolio’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Portfolio did not record any tax benefit or expense in the current period.

Repurchase Agreements – The Portfolio may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolio’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments
At January 31, 2009, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At January 31, 2009, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$3,674,634
Aggregate unrealized appreciation	112,284
Aggregate unrealized depreciation	(812,263)
Net unrealized depreciation	$(699,979)

For federal income tax purposes, at October 31, 2008, capital loss carryforwards of $175,111 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire in 2016.

Effective November 1, 2008, the Portfolio adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets
Level 2 - inputs are observable, directly or indirectly
Level 3 - inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Portfolio’s investments by the FAS 157 fair value hierarchy levels as of January 31, 2009:

Securities
Level 1	$2,974,655
Level 2	-
Level 3	-
Total	$2,974,655

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Balance as of 10/31/08	$211
Net change in unrealized appreciation/depreciation	(211)
Balance as of 1/31/09	$0

Net change in unrealized
appreciation/depreciation on
investments still held as of 1/31/09	$(211)

3. Securities Lending
The Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the Mellon GSL DBT II Collateral Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Portfolio may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Portfolio may not receive an amount from the Collective Trust that is equal in amount to the collateral the Portfolio would be required to return to the borrower of the securities and the Portfolio would be required to make up for this shortfall. During the fiscal period ended January 31, 2009, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL DBT II Liquidation Trust. The Portfolio can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio, or at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Portfolio receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolio, the security lending agent and the borrower. The Portfolio records security lending income net of allocations to the security lending agent and the borrower. For the period ended January 31, 2009, there were no outstanding securities on loan.

4. Credit and Market Risk
The Portfolio invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Portfolio may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio’s Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Portfolio’s 10% limit on investments in illiquid securities. As of January 31, 2009, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

Schedule of Investments (Unaudited)

Delaware Pooled Trust – The Real Estate Investment Trust Portfolio II

January 31, 2009

	Number of
	Shares	Value
Common Stock– 94.46%
Diversified REITs – 7.57%
Vornado Realty Trust	5,500	$279,455
Washington Real Estate Investment Trust	1,100	26,191
		305,646
Healthcare REITs – 15.51%
HCP	8,400	196,055
Health Care REIT	3,600	136,116
Nationwide Health Properties	3,400	86,802
Senior Housing Properties Trust	4,400	71,192
Ventas	4,900	136,563
		626,728
Hotel REITs – 2.99%
Hersha Hospitality Trust	5,900	14,337
Host Hotels & Resorts	19,034	102,403
LaSalle Hotel Properties	500	4,165
		120,905
Industrial REITs – 2.43%
AMB Property	1,380	22,246
ProLogis	7,600	76,076
		98,322
Mall REITs – 10.49%
Macerich	6,100	89,914
Simon Property Group	7,770	333,955
		423,869
Manufactured Housing REITs – 2.34%
Equity Lifestyle Properties	2,500	94,325
		94,325
Multifamily REITs – 13.14%
Apartment Investment & Management	1,529	13,593
AvalonBay Communities	2,000	103,620
BRE Properties	2,400	60,936
Camden Property Trust	2,000	52,720
Equity Residential	8,500	203,404
Essex Property Trust	1,000	66,050
UDR	2,600	30,498
		530,821
Office REITs – 12.15%
Alexandria Real Estate Equities	1,600	94,944
Boston Properties	4,500	194,850
Corporate Office Properties Trust	2,000	52,760
Douglas Emmett	1,000	9,300
Highwoods Properties	1,400	31,584
Kilroy Realty	900	20,574
Mack-Cali Realty	3,900	79,248
SL Green Realty	480	7,541
		490,801
Office/Industrial REITs – 5.12%
Digital Realty Trust	2,600	82,940
Duke Realty	1,300	11,973
Liberty Property Trust	5,600	112,000
		206,913

Real Estate Operating Companies – 1.06%
†Corrections Corporate of America	3,100	42,718
		42,718
Self-Storage REITs – 5.67%
Public Storage	3,700	228,919
		228,919
Shopping Center REITs – 11.38%
Developers Diversified Realty	1,000	4,800
Federal Realty Investment Trust	2,798	141,663
Kimco Realty	9,500	136,610
Kite Realty Group Trust	3,600	16,668
Ramco-Gershenson Properties	3,400	16,728
Regency Centers	2,600	91,780
Tanger Factory Outlet Centers	1,700	51,510
		459,759
Specialty REITs – 4.61%
Entertainment Properties Trust	1,700	38,505
Plum Creek Timber	4,800	147,696
		186,201
Total Common Stock (cost $6,362,890)		3,815,927

	Principal
	Amount
Repurchase Agreements* – 6.48%
BNP Paribas 0.21%, dated 1/30/09, to be
repurchased on 2/2/09, repurchase price $262,005
(collateralized by U.S. Government obligations, 6.00%,
8/15/09 - 10/22/09; market value $267,322)	$262,000	262,000
Total Repurchase Agreements (cost $262,000)		262,000

Total Value of Securities Before Securities Lending – 100.94%
(cost $6,624,890)		4,077,927

Securities Lending Collateral** – 0.00%
Investment Companies
†Mellon GSL DBT II Liquidation Trust	6,565	1
Total Securities Lending Collateral (cost $6,565)		1

Total Value of Securities – 100.94%
(cost $6,631,455)		4,077,928
Obligation to Return Securities Lending Collateral**– (0.16%)		(6,565)
Liabilities Net of Receivables and Other Assets (See Notes) – (0.78%)		(31,514)
Net Assets Applicable to 1,227,675 Shares Outstanding – 100.00%		$4,039,849

*See Note 1 in “Notes.”
**See Note 3 in “Notes.”
†Non income producing security.

REIT – Real Estate Investment Trust

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Pooled Trust -The Real Estate Investment Trust Portfolio II (Portfolio).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Investment companies are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolio values its securities at 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading or new events, may have occurred in the interim. To account for this, the Portfolio may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolio’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Portfolio did not record any tax benefit or expense in the current period.

Repurchase Agreements – The Portfolio may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolio’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments
At January 31, 2009, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At January 31, 2009, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$ 7,695,601
Aggregate unrealized appreciation	-
Aggregate unrealized depreciation	(3,617,673)
Net unrealized depreciation	$(3,617,673)

For federal income tax purposes, at October 31, 2008, capital loss carryforwards of $1,240,692 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire in 2016.

Effective November 1, 2008, the Portfolio adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Portfolio's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets
Level 2 - inputs are observable, directly or indirectly
Level 3 - inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund's investments by the FAS 157 fair value hierarchy levels as of January 31, 2009:

Securities
Level 1	$4,077,927
Level 2	-
Level 3	1
Total	$4,077,928

There were no Level 2 securities at the beginning or end of the period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Balance as of 10/31/2008	$355
Net change in unrealized
appreciation/depreciation	(354)
Balance as of 1/31/09	$1

Net change in unrealized
appreciation/depreciation from
investments still held as of 1/31/09	$(354)

3. Securities Lending
The Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the Mellon GSL DBT II Collateral Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor's Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Portfolio may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust's net asset value per unit was less than $1.00. Under those circumstances, the Portfolio may not receive an amount from the Collective Trust that is equal in amount to the collateral the Portfolio would be required to return to the borrower of the securities and the Portfolio would be required to make up for this shortfall. During the fiscal period ended January 31, 2009, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL DBT Liquidation Trust. The Portfolio can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio, or at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Portfolio receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolio, the security lending agent and the borrower. The Portfolio records security lending income net of allocations to the security lending agent and the borrower. For the period ended January 31, 2009, there were no outstanding securities on loan.

4. Credit and Market Risk
The Portfolio concentrates its investments in the real estate industry and is subject to the risks associated with that industry. If the Portfolio holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. The Portfolio is also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations. Its investments may also tend to fluctuate more in value than a portfolio that invests in a broader range of industries.

The Portfolio may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio’s Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of January 31, 2009, there were no Rule 144A securities and no securities have been determined to be illiquid under the Portfolio’s Liquidity Procedures.

Schedule of Investments (Unaudited)

Delaware REIT Fund

January 31, 2009

	Number of
	Shares	Value
Common Stock – 94.19%
Diversified REITs – 7.52%
Vornado Realty Trust	202,399	$10,283,893
*Washington Real Estate Investment Trust	44,400	1,057,164
		11,341,057
Health Care REITs – 15.13%
HCP	314,800	7,347,432
*Health Care REIT	133,500	5,047,635
*Nationwide Health Properties	124,700	3,183,591
Senior Housing Properties Trust	151,100	2,444,798
Ventas	172,100	4,796,427
		22,819,883
Hotel REITs – 3.04%
Hersha Hospitality Trust	219,810	534,138
*Host Hotels & Resorts	722,593	3,887,551
*LaSalle Hotel Properties	20,000	166,600
		4,588,289
Industrial REITs – 2.47%
AMB Property	52,835	851,700
ProLogis	286,907	2,871,939
		3,723,639
Mall REITs – 10.54%
*Macerich	226,400	3,337,136
*Simon Property Group	292,151	12,556,650
		15,893,786
Manufactured Housing REITs – 2.54%
Equity Lifestyle Properties	101,600	3,833,368
		3,833,368
Multifamily REITs – 12.99%
Apartment Investment & Management	66,830	594,119
*AvalonBay Communities	68,126	3,529,608
*BRE Properties	93,200	2,366,348
Camden Property Trust	81,500	2,148,340
*Equity Residential	304,200	7,279,505
*Essex Property Trust	38,492	2,542,397
UDR	97,500	1,143,675
		19,603,992
Office REITs – 12.16%
*Alexandria Real Estate Equities	58,774	3,487,649
*Boston Properties	163,900	7,096,870
*Corporate Office Properties Trust	78,000	2,057,640
Douglas Emmett	37,800	351,540
*Highwoods Properties	54,800	1,236,288
*Kilroy Realty	34,300	784,098
Mack-Cali Realty	146,500	2,976,880
*SL Green Realty	22,653	355,879
		18,346,844
Office/Industrial REITs – 5.00%
*Digital Realty Trust	96,500	3,078,350
Duke Realty	35,500	326,955
*Liberty Property Trust	206,600	4,132,000
		7,537,305

Real Estate Operating Companies – 1.03%
†Corrections Corporation of America	113,300	1,561,274
		1,561,274
Self-Storage REITs – 5.49%
*Public Storage	133,800	8,278,206
		8,278,206
Shopping Center REITs – 11.86%
Developers Diversified Realty	42,600	204,480
*Federal Realty Investment Trust	103,711	5,250,888
Kimco Realty	359,700	5,172,486
Kite Realty Group Trust	139,404	645,441
*Ramco-Gershenson Properties	111,400	548,088
*Regency Centers	101,961	3,599,223
*Tanger Factory Outlet Centers	81,700	2,475,510
		17,896,116
Specialty REITs – 4.42%
*Entertainment Properties Trust	61,200	1,386,180
*Plum Creek Timber	171,500	5,277,055
		6,663,235
Total Common Stock (cost $240,987,016)		142,086,994

	Principal
	Amount
Repurchase Agreement** – 7.51%
BNP Paribas 0.21%, dated 1/30/09, to be
repurchased on 2/2/09, repurchase price $11,323,198
(collateralized by U.S. Government obligations, 6.00%,
8/15/09 - 10/22/09; market value $11,552,980)	$11,323,000	11,323,000
Total Repurchase Agreement (cost $11,323,000)		11,323,000

Total Value of Securities Before Securities Lending Collateral – 101.70%
(cost $252,310,016)		153,409,994

	Number of
	Shares
Securities Lending Collateral*** – 19.26%
Investment Companies
Mellon GSL DBT II Collateral Fund	29,803,092	29,052,254
†Mellon GSL DBT II Liquidation Trust	611,030	61
Total Securities Lending Collateral (cost $30,414,122)		29,052,315

Total Value of Securities – 120.96%
(cost $282,724,138)		182,462,309 ©
Obligation to Return Securities Lending Collateral*** – (20.16%)		(30,414,122)
Liabilities Net of Receivables and Other Assets (See Notes) – (0.80%)		(1,197,613)
Net Assets Applicable to 24,751,624 Shares Outstanding – 100.00%		$150,850,574

*Fully or partially on loan.
**See Note 1 in “Notes.”
***See Note 3 in “Notes.”
©Includes $28,897,122 of securities loaned.
†Non-income producing security.

REIT - Real Estate Investment Trust

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Pooled Trust-Delaware REIT Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Investment companies are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading or news events, may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Security and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and pays dividends from net investment income quarterly and distributions from net realized gains on investments, if any, annually.

2. Investments
At January 31, 2009, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At January 31, 2009, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$314,764,862
Aggregate unrealized appreciation	-
Aggregate unrealized depreciation	(132,302,553)
Net unrealized depreciation	$(132,302,553)

For federal income tax purposes, at October 31, 2008, capital loss carryforwards of $9,361,366 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire in 2016.

Effective November 1, 2008, the Fund adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the FAS 157 fair value hierarchy levels as of January 31, 2009:

Securities
Level 1	$153,409,994
Level 2	29,052,254
Level 3	61
Total	$182,462,309

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Balance as of 10/31/08	$32,996
Net change in unrealized
appreciation/depreciation	(32,935)
Balance as of 1/31/09	$61

Net change in unrealized
appreciation/depreciation on
investments still held as of 1/31/09	$(32,935)

3. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the Mellon GSL DBT II Collateral Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. During the fiscal period ended January 31, 2009, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL DBT II Liquidation Trust. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and are subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At January 31, 2009, the value of securities on loan was $28,897,122, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the schedule of investments under the caption "Securities Lending Collateral".

4. Credit and Market Risk
The Fund concentrates its investments in the real estate industry and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. The Fund is also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations. Its investments may also tend to fluctuate more in value than a portfolio that invests in a broader range of industries.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be illiquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of January 31, 2009, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

Schedule of Investments (Unaudited)

Delaware Pooled® Trust – The Select 20 Portfolio

January 31, 2009

	Number of
	Shares	Value
Common Stock – 82.95%²
Business Services – 7.44%
MasterCard Class A	1,900	$257,982
†Research in Motion	5,900	326,860
		584,842
Consumer Non-Durables – 6.20%
*†NetFlix	13,500	487,890
		487,890
Consumer Services – 7.90%
Heartland Payment Systems	31,500	285,705
Weight Watchers International	14,700	335,307
		621,012
Financials – 8.66%
†IntercontinentalExchange	6,900	392,817
optionsXpress Holdings	26,500	288,585
		681,402
Health Care – 16.27%
Allergan	12,050	459,346
†Genentech	4,100	333,084
UnitedHealth Group	17,200	487,276
		1,279,706
Technology – 36.48%
†Apple	5,000	450,650
†Crown Castle International	22,800	445,056
†Google Class A	1,225	414,699
†j2 Global Communications	21,800	426,844
QUALCOMM	11,150	385,233
†Teradata	21,600	283,608
†VeriSign	24,000	463,439
		2,869,529
Total Common Stock (cost $9,385,679)		6,524,381
	Principal
	Amount
Repurchase Agreement** – 17.21%
BNP Paribas 0.21%, dated 1/30/09, to be
repurchased on 2/2/09, repurchase price $1,354,024
(collateralized by U.S. Government obligations, 6.00%,
8/15/09 - 10/22/09; market value $1,381,501)	$1,354,000	1,354,000
Total Repurchase Agreement (cost $1,354,000)		1,354,000

Total Value of Securities Before Securities Lending Collateral – 100.16%
(cost $10,739,679)		7,878,381
	Number of
	Shares
Securities Lending Collateral*** – 2.13%
Investment Companies
Mellon GSL DBT II Collateral Fund	167,922	167,922
†Mellon GSL DBT II Liquidation Trust	17,004	2
Total Securities Lending Collateral (cost $184,926)		167,924

Total Value of Securities – 102.29%
(cost $10,924,605)	8,046,305	©
Obligation to Return Securities Lending Collateral*** – (2.35%)	(184,926)
Receivables and Other Assets Net of Liabilities (See Notes) – 0.06%	4,644
Net Assets Applicable to 2,206,061 Shares Outstanding – 100.00%	$7,866,023

²Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†Non income producing security.
*Fully or partially on loan.
**See Note 1 in “Notes.”
***See Note 3 in “Notes.”
©Includes $162,973 of securities loaned.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Pooled® Trust -The Select 20 Portfolio (Portfolio).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Investment companies are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolio values its securities at 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading or new events, may have occurred in the interim. To account for this, the Portfolio may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolio’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Portfolio did not record any tax benefit or expense in the current period.

Repurchase Agreements – The Portfolio may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S government. The respective collateral is held by the Portfolio’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments
At January 31, 2009, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At January 31, 2009, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$11,094,948
Aggregate unrealized appreciation	129,350
Aggregate unrealized depreciation	(3,177,993)
Net unrealized depreciation	$(3,048,643)

For federal income tax purposes, at October 31, 2008, capital loss carryforwards of $4,791,884 may be carried forward and applied against future capital gains. Such loss carryforwards expire as follows: $2,003,306 expires in 2009, $2,008,163 expires in 2010, $596,717 expires in 2011, $76,954 expires in 2014 and $106,744 expires in 2016.

Effective November 1, 2008, the Portfolio adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Portfolio’s investments by the FAS 157 fair value hierarchy levels as of January 31, 2009:

Securities
Level 1	$7,878,381
Level 2	167,922
Level 3	2
Total	$8,046,305

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Balance as of 10/31/08	$918
Net change in unrealized
appreciation/depreciation	(916)
Balance as of 1/31/09	$2

Net change in unrealized
appreciation/depreciation on
investments still held as of 1/31/09	$(916)

3. Securities Lending
The Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with the Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the Mellon GSL DBT II Collateral Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Portfolio may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Portfolio may not receive an amount from the Collective Trust that is equal in amount to the collateral the Portfolio would be required to return to the borrower of the securities and the Portfolio would be required to make up for this shortfall. During the fiscal period ended January 31, 2009, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL DBT II Liquidation Trust. The Portfolio can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio, or at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Portfolio receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolio, the security lending agent and the borrower. The Portfolio records security lending income net of allocations to the security lending agent and the borrower.

At January 31, 2009, the value of securities on loan was $167,973, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the schedule of investments under the caption “Securities Lending Collateral”.

4. Credit and Market Risk
The Portfolio invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Portfolio may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio’s Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Portfolio’s 15% limit on investments in illiquid securities. As of January 31, 2009, there were no Rule 144A securities and no securities have been determined to be illiquid under the Portfolio’s Liquidity Procedures.

Schedule of Investments (Unaudited)

Delaware Pooled® Trust—The Small-Cap Growth Equity Portfolio

January 31, 2009

	Number of
	Shares	Value
Common Stock – 101.46%²
Basic Industry/Capital Goods – 9.33%
Bucyrus International Class A	900	$13,950
†Colfax	1,000	9,120
Dynamic Materials	1,200	14,568
†Hexcel	1,900	15,751
†Itron	400	26,120
†Mettler-Toledo International	300	19,974
†Middleby	500	11,580
†Tetra Tech	700	16,261
Titan International	1,900	14,744
		142,068
Business Services – 8.47%
†Cardtronics	4,000	3,400
†Concur Technologies	700	17,283
†Emergency Medical Services Class A	700	23,464
†FTI Consulting	300	12,303
†Geo Group	1,800	26,640
†Net 1 UEPS Technologies	1,800	24,174
†Solera Holdings	900	21,681
		128,945
Consumer Durables – 1.67%
†LKQ	2,200	25,410
		25,410
Consumer Non-Durables – 5.99%
†Aeropostale	700	14,777
American Eagle Outfitters	700	6,307
†lululemon Athletica	800	5,440
PETsSMART	600	11,262
†Titan Machinery	1,300	13,195
†Tractor Supply	500	16,855
†Ulta Salon, Cosmetics & Fragrance	1,800	10,494
†Under Armour Class A	700	12,950
		91,280
Consumer Services – 5.01%
†BJ's Restaurants	1,000	11,100
†Chipotle Mexican Grill Class A	500	23,880
†First Cash Financial Services	700	11,774
†P.F. Chang's China Bistro	400	7,092
†RHI Entertainment	2,100	8,883
†Texas Roadhouse Class A	200	1,526
†Wynn Resorts	400	12,032
		76,287
Energy – 5.67%
Carbo Ceramics	650	23,368
Core Laboratories	400	26,876
†Goodrich Petroleum	400	11,560
†ION Geophysical	9,600	14,400
†T-3 Energy Services	800	10,200
		86,404
Financials – 3.95%
Hanover Insurance Group	500	20,210
†Investment Technology Group	700	15,176
Lazard Class A	400	10,600
†ProAssurance	300	14,178
		60,164
Health Care – 40.14%
†@Abraxis BioScience	3,035	210,659
†ACADIA Pharmaceuticals	3,800	3,838
†Affymetrix	4,900	15,582

†Align Technology	1,913	15,074
†ArthroCare	500	3,460
†Biodel	800	3,536
†Caraco Pharmaceutical Laboratories	700	3,220
†Cardiome Pharma	1,500	8,040
†Celera	900	7,596
†Cepheid	700	5,208
†Charles River Laboratories International	1,200	29,292
†Cougar Biotechnology	500	14,590
†Gen-Probe	400	18,008
†Health Net	700	10,241
Healthcare Services Group	1,384	21,203
†Medarex	8,200	48,954
†OSI Pharmaceuticals	1,000	35,600
†Par Pharmaceutical	3,400	41,854
Perrigo	200	5,870
†Regeneron Pharmaceuticals	800	13,984
†Sepracor	3,500	53,200
†Syneron Medical	1,300	9,178
†Wright Medical Group	1,100	22,814
†ZymoGenetics	2,400	10,200
		611,201
Technology – 17.74%
†ANSYS	1,009	25,084
†Ariba	2,700	20,628
†Atheros Communications	1,600	19,216
†Blue Coat Systems	1,500	14,385
†Cavium Networks	2,700	24,570
†Data Domain	1,900	24,738
†F5 Networks	1,400	31,038
Jack Henry	900	16,020
†Lam Research	400	8,084
†Nuance Communications	1,800	17,748
†salesforce.com	300	7,983
†Sybase	1,300	35,503
†TriQuint Semiconductor	6,800	13,736
†Varian Semiconductor Equipment	600	11,424
		270,157
Transportation – 3.49%
†Genesee & Wyoming Class A	700	19,019
Hunt (J.B.) Transport Services	300	6,681
Knight Transportation	1,400	18,676
†Marten Transport	500	8,830
		53,206
Total Common Stock (cost $1,865,906)		1,545,122
Total Value of Securities Before Securities Lending Collateral – 101.46%
(cost $1,865,906)		1,545,122

Securities Lending Collateral* – 0.00%
Investment Companies
†Mellon GSL DBT II Liquidation Trust	6,426	1
Total Securities Lending Collateral (cost $6,426)		1

Total Value of Securities – 101.46%
(cost $1,872,332)		1,545,123
Obligation to Return Securities Lending Collateral* – (0.42%)		(6,426)
Liabilities Net of Receivables and Other Assets (See Notes) – (1.04%)		(15,831)
Net Assets Applicable to 691,590 Shares Outstanding – 100.00%		$1,522,866

² Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
† Non income producing security.
*See Note 3 in “Notes.”
@Illiquid security. At January 31, 2009, the aggregate amount of illiquid securities was $210,659, which represented 13.83% of the Fund's net assets.
See Note 4 in "Notes."

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Pooled® Trust – The Small-Cap Growth Equity Portfolio (Portfolio).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Investment companies are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolio values its securities at 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading or news events, may have occurred in the interim. To account for this, the Portfolio may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolio’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Portfolio did not record any tax benefit or expense in the current period.

Repurchase Agreements – The Portfolio may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolio’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At January 31, 2009, the Portfolio held no investments in repurchase agreements.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments
At January 31, 2009, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At January 31, 2009, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$1,979,145
Aggregate unrealized appreciation	152,515
Aggregate unrealized depreciation	(586,537)
Net unrealized depreciation	$(434,022)

Effective November 1, 2008, the Portfolio adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Portfolio’s investments by the FAS 157 fair value hierarchy levels as of January 31, 2009:

Securities
Level 1	$1,545,122
Level 2	-
Level 3	1
Total	$1,545,123

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Balance as of 10/31/08	$347
Net change in unrealized
appreciation/depreciation	(346)
Balance as of 1/31/09	$1
Net change in unrealized
appreciation/depreciation on
investments still held as of 1/31/09	$(346)

3. Securities Lending
The Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with the Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the Mellon GSL DBT II Collateral Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Portfolio may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Portfolio may not receive an amount from the Collective Trust that is equal in amount to the collateral the Portfolio would be required to return to the borrower of the securities and the Portfolio would be required to make up for this shortfall. During the fiscal period ended January 31, 2009, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL DBT II Liquidation Trust. The Portfolio can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio, or at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Portfolio receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolio, the security lending agent and the borrower. The Portfolio records security lending income net of allocations to the security lending agent and the borrower. For the period ended January 31, 2009, there were no outstanding securities on loan.

4. Credit and Market Risk
The Portfolio invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Portfolio may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio's Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio's limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be illiquid, are not subject to the Portfolio’s 15% limit on investments in illiquid securities. As of January 31, 2009, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

Schedule of Investments (Unaudited)

Delaware Pooled® Trust – The Smid-Cap Growth Equity Portfolio

January 31, 2009

	Number of
	Shares	Value
Common Stock – 96.89%²
Basic Industry/Capital Goods – 12.10%
Bucyrus International Class A	1,000	$15,500
Dynamic Materials	1,200	14,568
†Energy Conversion Devices	500	12,585
†Exponent	800	19,616
Flowserve	400	21,324
†Quanta Services	1,700	36,346
Roper Industries	600	24,684
Titan International	2,000	15,520
Woodward Governor	900	18,513
		178,656
Business Services – 11.91%
American Ecology	1,600	31,920
†Concur Technologies	700	17,283
†Corrections Corporate of America	1,200	16,536
†Fiserv	600	19,050
†Geo Group	1,800	26,640
Global Payments	700	24,297
†Iron Mountain	900	18,414
†Solera Holdings	900	21,681
		175,821
Consumer Durables – 1.64%
†LKQ	2,100	24,255
		24,255
Consumer Non-Durables – 9.75%
†Dollar Tree	700	29,897
Flowers Foods	1,300	27,937
†GameStop Class A	400	9,912
†Hibbett Sports	1,600	21,776
†Titan Machinery	1,400	14,210
†Urban Outfitters	2,581	40,212
		143,944
Consumer Services – 3.90%
Burger King Holdings	800	17,800
†First Cash Financial Services	700	11,774
†P.F. Chang's China Bistro	400	7,092
†RHI Entertainment	2,100	8,883
†Wynn Resorts	400	12,032
		57,581
Energy – 5.90%
†Cameron International	900	20,844
Core Laboratories	300	20,157
†Goodrich Petroleum	400	11,560
Helmerich & Payne	800	17,968
†Willbros Group	1,700	16,558
		87,087
Financials – 3.23%
†IntercontinentalExchange	300	17,079
Lazard Class A	600	15,900
People's United Financial	900	14,724
		47,703

Health Care – 26.03%
@†Abraxis BioScience	900	62,469
†ACADIA Pharmaceuticals	3,300	3,333
†Altus Pharmaceutical	21,300	5,110
†Biodel	900	3,978
†Caraco Pharmaceutical Laboratories	500	2,300
†Cougar Biotechnology	500	14,590
†Cypress Bioscience	1,600	13,600
†Immunomedics	10,900	13,189
IMS Health	2,000	29,040
†Intuitive Surgical	200	20,646
†Medarex	7,900	47,163
†OSI Pharmaceuticals	1,000	35,600
Perrigo	200	5,870
†Regeneron Pharmaceuticals	800	13,984
†ResMed	800	31,920
†Sepracor	2,900	44,080
†Sucampo Pharmaceuticals Class A	5,800	28,246
†Syneron Medical	1,300	9,178
		384,296
Technology – 18.53%
†ANSYS	1,100	27,346
†Ariba	2,600	19,864
†Atheros Communications	1,500	18,015
†Blue Coat Systems	1,400	13,426
†Cavium Networks	2,600	23,660
†Data Domain	1,800	23,436
†F5 Networks	1,400	31,038
†Lam Research	400	8,084
†Nuance Communications	1,700	16,762
†salesforce.com	400	10,644
†SBA Communications Class A	1,200	23,880
†Sybase	1,200	32,772
†TriQuint Semiconductor	6,600	13,332
†Varian Semiconductor Equipment Associates	600	11,424
		273,683
Transportation – 3.90%
†Genesee & Wyoming Class A	700	19,019
Hunt (J.B.) Transport Services	500	11,135
Knight Transportation	1,400	18,676
†Marten Transport	500	8,830
		57,660
Total Common Stock (cost $1,939,608)		1,430,686

	Principal
	Amount
Repurchase Agreement* – 3.59%
BNP Paribas 0.21%, dated 1/30/09, to be
repurchased on 2/2/09, repurchase price $53,001
(collateralized by U.S. Government obligations, 6.00%,
8/15/09 - 10/22/09; market value $54,076)	$53,000	53,000
Total Repurchase Agreement (cost $53,000)		53,000

Total Value of Securities Before Securities Lending Collateral – 100.48%
(cost $1,992,608)		1,483,686

	Number of
	Shares
Securities Lending Collateral** – 0.00%
Investment Companies
†Mellon GSL DBT II Liquidation Trust	2,878	0
Total Securities Lending Collateral (cost $2,878)		0

Total Value of Securities – 100.48%
(cost $1,995,486)	1,483,686
Obligation to Return Securities Lending Collateral** – (0.19%)	(2,878)
Liabilities Net of Receivables and Other Assets (See Notes) – (0.29%)	(4,245)
Net Assets Applicable to 255,597 Shares Outstanding – 100.00%	$1,476,563

²Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†Non income producing security.
@Illiquid security. At January 31, 2009, the aggregate amount of illiquid securities was $62,469, which represented 4.23% of the Portfolio’s net assets.
See Note 4 in "Notes."
*See Note 1 in “Notes.”
**See Note 3 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Pooled® Trust – The Smid-Cap Growth Equity Portfolio (Portfolio).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Investment companies are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolio values its securities at 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading or new events, may have occurred in the interim. To account for this, the Portfolio may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolio’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Portfolio did not record any tax benefit or expense in the current period.

Repurchase Agreements – The Portfolio may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolio’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments
At January 31, 2009, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At January 31, 2009, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$2,018,452
Aggregate unrealized appreciation	62,357
Aggregate unrealized depreciation	(597,123)
Net unrealized depreciation	$ (534,766)

For federal income tax purposes, at October 31, 2008, capital loss carryforwards of $18,808 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire in 2016.

Effective November 1, 2008, the Portfolio adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets
Level 2 - inputs are observable, directly or indirectly
Level 3 - inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Portfolio’s investments by the FAS 157 fair value hierarchy levels as of January 31, 2009:

Securities
Level 1	$1,483,686
Level 2	-
Level 3	-
Total	$1,483,686

There were no Level 3 securities at the beginning or end of the period.

3. Securities Lending
The Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with the Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the Mellon GSL DBT II Collateral Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Portfolio may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Portfolio may not receive an amount from the Collective Trust that is equal in amount to the collateral the Portfolio would be required to return to the borrower of the securities and the Portfolio would be required to make up for this shortfall. During the fiscal period ended January 31, 2009, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL DBT II Liquidation Trust. The Portfolio can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio, or at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Portfolio receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolio, the security lending agent and the borrower. The Portfolio records security lending income net of allocations to the security lending agent and the borrower. For the period ended January 31, 2009, there were no securities on loan outstanding.

4. Credit and Market Risk
The Portfolio invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Portfolio may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio’s Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Portfolio’ s15% limit on investments in illiquid securities. As of January 31, 2009, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: